UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Variable Insurance Trust

Semiannual report

MFS® Research Series

6/30/09

VFR-SEM

MFS® RESEARCH SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Research Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	2.7%
Apple, Inc.	2.5%
Chevron Corp.	2.5%
Hewlett-Packard Co.	2.4%
JPMorgan Chase & Co.	2.3%
AT&T, Inc.	2.1%
Bank of America Corp.	2.1%
Procter & Gamble Co.	2.0%
Google, Inc., “A”	1.9%
Cisco Systems, Inc.	1.9%

Global equity sectors
Technology	17.7%
Energy	16.1%
Health Care	14.2%
Capital Goods	13.9%
Financial Services	13.1%
Consumer Cyclicals (s)	10.5%
Consumer Staples	9.2%
Telecom/Cable Television	4.2%

(s)	Global equity sector percentage includes both common stocks and securities sold short.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Research Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.93%	$1,000.00	$1,062.01	$4.75
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
Service Class	Actual	1.18%	$1,000.00	$1,060.24	$6.03
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Research Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 1.7%
Goodrich Corp.	20,860	$1,042,368
Lockheed Martin Corp.	15,420	1,243,623
United Technologies Corp.	10,440	542,462

		$2,828,453

Apparel Manufacturers – 1.2%
Li & Fung Ltd.	140,000	$375,740
NIKE, Inc., “B”	30,700	1,589,646

		$1,965,386

Biotechnology – 1.3%
Genzyme Corp. (a)	40,490	$2,254,078

Broadcasting – 0.7%
Walt Disney Co.	53,760	$1,254,221

Brokerage & Asset Managers – 1.8%
Affiliated Managers Group, Inc. (a)	18,770	$1,092,226
Charles Schwab Corp.	35,010	614,075
CME Group, Inc.	1,880	584,887
Franklin Resources, Inc.	11,110	800,031

		$3,091,219

Business Services – 1.2%
MasterCard, Inc., “A”	6,450	$1,079,150
Western Union Co.	56,870	932,668

		$2,011,818

Cable TV – 0.9%
Comcast Corp., “Special A”	29,890	$421,449
DIRECTV Group, Inc. (a)	29,430	727,215
Time Warner Cable, Inc.	10,273	325,346

		$1,474,010

Chemicals – 0.5%
Celanese Corp.	34,810	$826,738

Computer Software – 1.9%
Adobe Systems, Inc. (a)	43,330	$1,226,239
MicroStrategy, Inc., “A” (a)	21,830	1,096,303
VeriSign, Inc. (a)	45,020	831,970

		$3,154,512

Computer Software – Systems – 5.6%
Apple, Inc. (a)	29,750	$4,237,293
Dell, Inc. (a)	83,020	1,139,865
Hewlett-Packard Co.	102,220	3,950,803

		$9,327,961

Construction – 1.5%
Pulte Homes, Inc.	274,970	$2,427,985

Consumer Goods & Services – 2.4%
Capella Education Co. (a)	8,920	$534,754
Procter & Gamble Co.	66,960	3,421,656

		$3,956,410

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 1.3%
Owens-Illinois, Inc. (a)	76,100	$2,131,561

Electrical Equipment – 4.2%
Danaher Corp.	50,060	$3,090,704
Rockwell Automation, Inc.	76,550	2,458,786
Tyco Electronics Ltd.	78,950	1,467,681

		$7,017,171

Electronics – 5.2%
First Solar, Inc. (a)	5,950	$964,614
Flextronics International Ltd. (a)	268,580	1,103,864
Intel Corp.	189,360	3,133,908
MEMC Electronic Materials, Inc. (a)	46,970	836,536
Samsung Electronics Co. Ltd., GDR	7,844	1,829,613
Silicon Laboratories, Inc. (a)	22,310	846,441

		$8,714,976

Energy – Independent – 2.5%
Anadarko Petroleum Corp.	18,960	$860,594
Apache Corp.	22,020	1,588,743
Nexen, Inc.	22,320	484,913
Noble Energy, Inc.	11,900	701,743
XTO Energy, Inc.	14,192	541,283

		$4,177,276

Energy – Integrated – 7.2%
Chevron Corp.	62,170	$4,118,763
Exxon Mobil Corp. (s)	64,140	4,484,027
Hess Corp.	10,990	590,713
Marathon Oil Corp.	24,470	737,281
TOTAL S.A.	37,460	2,022,152

		$11,952,936

Engineering – Construction – 1.1%
Fluor Corp.	36,280	$1,860,801

Food & Beverages – 5.0%
Coca-Cola Co.	49,400	$2,370,706
General Mills, Inc.	15,510	868,870
Groupe Danone	17,618	869,488
J.M. Smucker Co.	20,521	998,552
Nestle S.A.	21,067	793,393
PepsiCo, Inc. (s)	45,220	2,485,291

		$8,386,300

Food & Drug Stores – 1.4%
Kroger Co.	34,260	$755,433
Walgreen Co.	53,440	1,571,136

		$2,326,569

Gaming & Lodging – 0.9%
International Game Technology	33,020	$525,018
Starwood Hotels & Resorts Worldwide, Inc.	41,450	920,190

		$1,445,208

4

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 2.6%
Target Corp.	52,770	$2,082,832
Wal-Mart Stores, Inc.	46,230	2,239,381

		$4,322,213

Health Maintenance Organizations – 0.9%
WellPoint, Inc. (a)	28,490	$1,449,856

Insurance – 2.2%
ACE Ltd.	11,730	$518,818
Chubb Corp.	14,440	575,867
MetLife, Inc.	35,090	1,053,051
Prudential Financial, Inc.	13,380	498,004
Travelers Cos., Inc.	24,240	994,810

		$3,640,550

Internet – 1.9%
Google, Inc., “A” (a)	7,550	$3,183,005

Major Banks – 8.9%
Bank of America Corp.	259,930	$3,431,076
Bank of New York Mellon Corp.	75,199	2,204,083
Goldman Sachs Group, Inc.	18,700	2,757,128
JPMorgan Chase & Co. (s)	113,360	3,866,710
PNC Financial Services Group, Inc.	14,510	563,133
State Street Corp.	44,460	2,098,512

		$14,920,642

Medical & Health Technology & Services – 2.3%
DaVita, Inc. (a)	10,820	$535,157
Express Scripts, Inc. (a)	18,150	1,247,813
Patterson Cos., Inc. (a)	46,790	1,015,343
VCA Antech, Inc. (a)	40,740	1,087,758

		$3,886,071

Medical Equipment – 3.9%
DENTSPLY International, Inc.	31,250	$953,750
Medtronic, Inc.	61,840	2,157,598
Thermo Fisher Scientific, Inc. (a)	21,350	870,440
Waters Corp. (a)	30,310	1,560,056
Zimmer Holdings, Inc. (a)	24,020	1,023,252

		$6,565,096

Metals & Mining – 0.5%
Cliffs Natural Resources, Inc.	35,500	$868,685

Natural Gas – Distribution – 1.3%
EQT Corp.	23,030	$803,977
Questar Corp.	17,640	547,898
Sempra Energy	16,050	796,562

		$2,148,437

Network & Telecom – 1.9%
Cisco Systems, Inc. (a)	168,740	$3,145,314

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 1.7%
Halliburton Co.	25,750	$533,025
Noble Corp.	22,270	673,668
Smith International, Inc.	15,750	405,563
Transocean, Inc. (a)	16,220	1,204,984

		$2,817,240

Other Banks & Diversified Financials – 0.2%
SVB Financial Group (a)	14,360	$390,879

Pharmaceuticals – 5.8%
Abbott Laboratories	56,410	$2,653,526
Johnson & Johnson	53,000	3,010,400
Merck & Co., Inc.	28,670	801,613
Schering-Plough Corp.	64,640	1,623,757
Teva Pharmaceutical Industries Ltd., ADR	17,760	876,278
Wyeth	17,350	787,517

		$9,753,091

Precious Metals & Minerals – 0.8%
Goldcorp, Inc.	11,230	$390,243
Teck Cominco Ltd., “B” (a)	55,800	889,902

		$1,280,145

Specialty Chemicals – 0.4%
Air Products & Chemicals, Inc.	11,070	$715,011

Specialty Stores – 3.6%
Abercrombie & Fitch Co., “A”	37,630	$955,426
Home Depot, Inc.	48,770	1,152,435
Nordstrom, Inc.	42,100	837,369
Staples, Inc.	79,310	1,599,683
Tiffany & Co.	34,050	863,508
TJX Cos., Inc.	17,350	545,831

		$5,954,252

Telecommunications – Wireless – 0.8%
Cellcom Israel Ltd.	15,790	$419,540
MetroPCS Communications, Inc. (a)	35,680	474,901
Rogers Communications, Inc., “B”	18,200	468,650

		$1,363,091

Telephone Services – 2.5%
AT&T, Inc.	143,030	$3,552,865
CenturyTel, Inc.	19,040	584,528

		$4,137,393

Tobacco – 2.1%
Lorillard, Inc.	11,570	$784,099
Philip Morris International, Inc.	62,750	2,737,155

		$3,521,254

Trucking – 1.9%
Expeditors International of Washington, Inc.	63,830	$2,128,092
FedEx Corp.	19,750	1,098,495

		$3,226,587

5

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 3.4%
Allegheny Energy, Inc.	14,190	$363,974
American Electric Power Co., Inc.	26,980	779,452
CMS Energy Corp.	72,360	874,109
FirstEnergy Corp.	1,900	73,625
NRG Energy, Inc. (a)	28,510	740,120
PG&E Corp.	9,230	354,801
PPL Corp.	27,750	914,640
Progress Energy, Inc.	18,380	695,315
Public Service Enterprise Group, Inc.	26,120	852,296

		$5,648,332

Total Common Stocks (Identified Cost, $186,973,477)		$165,522,733

MONEY MARKET FUNDS (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	288,809	$288,809

Total Investments (Identified Cost, $187,262,286)		$165,811,542

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – (0.2)%
BJ’s Wholesale Club, Inc. (Proceeds Received, $321,882) (a)	(10,900)	$(351,307)

OTHER ASSETS, LESS LIABILITIES – 1.0%		1,605,163

Net Assets – 100.0%		$167,065,398

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2009, the value of securities pledged amounted to $710,409.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

See Notes to Financial Statements

6

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $186,973,477)	$165,522,733
Underlying funds, at cost and value	288,809
Total investments, at value (identified cost, $187,262,286)	$165,811,542
Cash	232,466
Deposits with brokers for securities sold short	170,135
Receivables for
Investments sold	2,994,026
Fund shares sold	95,799
Interest and dividends	170,978
Other assets	1,560
Total assets		$169,476,506
Liabilities
Payables for
Securities sold short, at value (proceeds received, $321,882)	$351,307
Investments purchased	1,897,019
Fund shares reacquired	67,928
Payable to affiliates
Management fee	6,911
Shareholder servicing costs	258
Distribution and/or service fees	187
Administrative services fee	223
Payable for independent trustees’ compensation	1,924
Accrued expenses and other liabilities	85,351
Total liabilities		$2,411,108
Net assets		$167,065,398
Net assets consist of
Paid-in capital	$470,736,040
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(21,480,735)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(283,170,859)
Undistributed net investment income	980,952
Net assets		$167,065,398
Shares of beneficial interest outstanding		12,401,073

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$153,454,746	11,387,015	$13.48
Service Class	13,610,652	1,014,058	13.42

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$1,733,124
Dividends from underlying funds	1,725
Interest	9,202
Foreign taxes withheld	(32,348)
Total investment income		$1,711,703
Expenses
Management fee	$577,290
Distribution and/or service fees	15,520
Shareholder servicing costs	16,119
Administrative services fee	19,195
Independent trustees’ compensation	4,582
Custodian fee	23,208
Shareholder communications	37,367
Auditing fees	23,457
Legal fees	3,044
Dividend and interest expense on securities sold short	2,197
Miscellaneous	8,901
Total expenses		$730,880
Reduction of expenses by investment adviser	(662)
Net expenses		$730,218
Net investment income		$981,485
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(29,030,136)
Securities sold short	(36,794)
Foreign currency transactions	(820)
Net realized gain (loss) on investments and foreign currency transactions		$(29,067,750)
Change in unrealized appreciation (depreciation)
Investments	$37,179,846
Securities sold short	1,350
Translation of assets and liabilities in foreign currencies	(118)
Net unrealized gain (loss) on investments and foreign currency translation		$37,181,078
Net realized and unrealized gain (loss) on investments and foreign currency		$8,113,328
Change in net assets from operations		$9,094,813

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$981,485	$2,462,416
Net realized gain (loss) on investments and foreign currency transactions	(29,067,750)	(21,397,962)
Net unrealized gain (loss) on investments and foreign currency translation	37,181,078	(79,532,966)
Change in net assets from operations	$9,094,813	$(98,468,512)
Distributions declared to shareholders
From net investment income	$(2,452,982)	$(1,312,851)
Change in net assets from fund share transactions	$(2,044,775)	$(40,205,384)
Total change in net assets	$4,597,056	$(139,986,747)
Net assets
At beginning of period	162,468,342	302,455,089
At end of period (including undistributed net investment income of $980,952 and $2,452,449, respectively)	$167,065,398	$162,468,342

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09 (unaudited)		Years ended 12/31
			2008		2007	2006	2005	2004

Net asset value, beginning of period	$12.90		$20.28		$18.04	$16.41	$15.30	$13.35
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18		$0.09	$0.12	$0.07	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		(7.47)		2.28	1.59	1.11	2.04
Total from investment operations	$0.78		$(7.29)		$2.37	$1.71	$1.18	$2.10
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.09)		$(0.13)	$(0.08)	$(0.07)	$(0.15)
Net asset value, end of period	$13.48		$12.90		$20.28	$18.04	$16.41	$15.30
Total return (%) (k)(r)(s)	6.20	(n)	(36.09	)(t)	13.20	10.48	7.80	15.85	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.88		0.88	0.90	0.93	0.88
Expenses after expense reductions (f)	0.93	(a)	0.88		0.88	0.89	0.93	0.88
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.93	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income	1.29	(a)	1.04		0.46	0.71	0.47	0.47
Portfolio turnover	63		123		87	90	93	118
Net assets at end of period (000 omitted)	$153,455		$149,517		$281,339	$267,602	$289,472	$339,259

See Notes to Financial Statements

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MFS Research Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$12.82		$20.16		$17.94	$16.33	$15.23	$13.30
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.13		$0.05	$0.09	$0.04	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		(7.42)		2.26	1.57	1.11	2.02
Total from investment operations	$0.76		$(7.29)		$2.31	$1.66	$1.15	$2.05
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.05)		$(0.09)	$(0.05)	$(0.05)	$(0.12)
Net asset value, end of period	$13.42		$12.82		$20.16	$17.94	$16.33	$15.23
Total return (%) (k)(r)(s)	6.02	(n)	(36.25	)(t)	12.93	10.20	7.57	15.57	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.14		1.13	1.14	1.19	1.13
Expenses after expense reductions (f)	1.18	(a)	1.13		1.13	1.14	1.19	1.13
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.18	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income	1.04	(a)	0.78		0.23	0.51	0.23	0.21
Portfolio turnover	63		123		87	90	93	118
Net assets at end of period (000 omitted)	$13,611		$12,951		$21,116	$16,674	$13,533	$9,424

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)	Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.82%.

See Notes to Financial Statements

11

MFS Research Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the

12

MFS Research Series

Notes to Financial Statements (unaudited) – continued

issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$165,522,733	$—	$—	$165,522,733
Mutual Funds	288,809	—	—	288,809
Total Investments	$165,811,542	$—	$—	$165,811,542

Short Sales	$(351,307)	$—	$—	$(351,307)

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments

13

MFS Research Series

Notes to Financial Statements (unaudited) – continued

under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At June 30, 2009, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Investment Transactions (i.e., Purchased Options)
Equity Contracts	$(76,814)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

14

MFS Research Series

Notes to Financial Statements (unaudited) – continued

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2009, this expense amounted to $2,197. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009 there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will

15

MFS Research Series

Notes to Financial Statements (unaudited) – continued

reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$1,312,851

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$188,305,687
Gross appreciation	7,212,601
Gross depreciation	(29,706,746)
Net unrealized appreciation (depreciation)	$(22,494,145)

As of 12/31/08
Undistributed ordinary income	2,452,449
Capital loss carryforwards	(252,594,475)
Other temporary differences	(496,456)
Net unrealized appreciation (depreciation)	(59,673,991)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(69,573,625)
12/31/10	(162,851,213)
12/31/16	(20,169,637)
$(252,594,475)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$2,291,426	$1,264,745
Service Class	161,556	48,106
Total	$2,452,982	$1,312,851

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2009 was equivalent to 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

16

MFS Research Series

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $15,536, which equated to 0.0202% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $583.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0249% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $841 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $662, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $97,801,655 and $99,302,759, respectively.

17

MFS Research Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	795,548	$10,068,830	2,931,871	$54,152,673
Service Class	80,235	987,588	183,327	3,184,432
	875,783	$11,056,418	3,115,198	$57,337,105
Shares issued to shareholders in reinvestment of distributions
Initial Class	183,903	$2,291,426	66,741	$1,264,745
Service Class	13,008	161,556	2,551	48,106
	196,911	$2,452,982	69,292	$1,312,851
Shares reacquired
Initial Class	(1,187,107)	$(14,457,862)	(5,275,210)	$(95,094,385)
Service Class	(89,781)	(1,096,313)	(222,743)	(3,760,955)
	(1,276,888)	$(15,554,175)	(5,497,953)	$(98,855,340)
Net change
Initial Class	(207,656)	$(2,097,606)	(2,276,598)	$(39,676,967)
Service Class	3,462	52,831	(36,865)	(528,417)
	(204,194)	$(2,044,775)	(2,313,463)	$(40,205,384)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $864 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	16,251,310	(15,962,501)	288,809

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,725	$288,809

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MFS Research Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

19

MFS INVESTMENT MANAGEMENT

MFS® Research International Series

MFS® Variable Insurance Trust

Semiannual report

6/30/09

VRI-SEM

MFS® RESEARCH INTERNATIONAL SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Research International Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
TOTAL S.A.	2.9%
Nestle S.A.	2.6%
HSBC Holdings PLC	2.5%
Roche Holding AG	2.5%
E.ON AG	2.4%
Royal Dutch Shell PLC, “A”	2.3%
BNP Paribas	2.2%
Vodafone Group PLC	2.0%
Gaz de France	1.9%
BHP Billiton PLC	1.9%

Global equity sectors
Financial Services	23.8%
Capital Goods	22.3%
Energy	14.9%
Health Care	8.5%
Technology	8.0%
Consumer Staples	7.6%
Consumer Cyclicals	7.4%
Telecom/Cable Television	6.2%

Country weightings (w)
Japan	16.7%
United Kingdom	13.4%
France	11.6%
Germany	11.2%
Switzerland	11.0%
China	5.7%
Netherlands	4.4%
Italy	3.6%
Mexico	2.1%
Other Countries	20.3%

(w)	Country weightings are based on the valuation currency of each security.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

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MFS Research International Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	1.10%	$1,000.00	$1,066.37	$5.64
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
Service Class	Actual	1.35%	$1,000.00	$1,064.84	$6.91
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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MFS Research International Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Alcoholic Beverages – 0.9%
Heineken N.V.	40,810	$1,513,698

Apparel Manufacturers – 2.2%
Li & Fung Ltd.	452,000	$1,213,102
LVMH Moet Hennessy Louis Vuitton S.A.	33,290	2,540,526

		$3,753,628

Automotive – 0.9%
Bridgestone Corp.	54,900	$857,585
Compagnie Generale des Etablissements Michelin	12,370	704,628

		$1,562,213

Biotechnology – 0.7%
Actelion Ltd. (a)	22,982	$1,202,454

Broadcasting – 1.9%
Grupo Televisa S.A., ADR	49,830	$847,110
WPP Group PLC	349,731	2,320,209

		$3,167,319

Brokerage & Asset Managers – 1.2%
Deutsche Boerse AG	10,330	$801,086
Julius Baer Holding Ltd.	31,236	1,212,585

		$2,013,671

Business Services – 1.8%
Mitsubishi Corp.	85,100	$1,562,877
Nomura Research, Inc.	67,700	1,501,863

		$3,064,740

Computer Software – 1.0%
SAP AG	39,790	$1,600,341

Computer Software – Systems – 1.8%
Acer, Inc.	635,000	$1,099,248
Konica Minolta Holdings, Inc.	92,000	955,954
Ricoh Co. Ltd.	79,000	1,011,969

		$3,067,171

Conglomerates – 3.2%
Keppel Corp. Ltd.	561,000	$2,663,435
Siemens AG	39,490	2,723,391

		$5,386,826

Construction – 2.8%
Corporacion Moctezuma S.A. de C.V.	63,900	$119,859
CRH PLC	78,374	1,792,135
Duratex S.A., IPS	37,200	412,152
Geberit AG	16,867	2,073,932
Urbi Desarrollos Urbanos S.A. de C.V. (a)	195,700	297,825

		$4,695,903

Consumer Goods & Services – 1.9%
Hengan International Group Co. Ltd.	182,000	$849,874
Kimberly-Clark de Mexico S.A. de C.V., “A”	174,560	669,169

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – continued
Reckitt Benckiser Group PLC	38,150	$1,736,062

		$3,255,105

Electrical Equipment – 1.3%
Schneider Electric S.A.	28,612	$2,179,511

Electronics – 2.1%
ARM Holdings PLC	535,730	$1,055,456
Samsung Electronics Co. Ltd.	3,449	1,597,311
Taiwan Semiconductor Manufacturing Co. Ltd.	569,000	945,186

		$3,597,953

Energy – Independent – 2.0%
CNOOC Ltd.	361,000	$444,510
INPEX Corp.	161	1,282,407
Nexen, Inc.	31,600	686,525
Tullow Oil PLC	55,509	856,157

		$3,269,599

Energy – Integrated – 7.7%
Eni S.p.A.	126,050	$2,979,571
Marathon Oil Corp.	21,510	648,096
Petroleo Brasileiro S.A., ADR	18,620	763,048
Royal Dutch Shell PLC, “A”	151,210	3,776,338
TOTAL S.A.	89,410	4,826,498

		$12,993,551

Engineering – Construction – 1.2%
JGC Corp.	120,000	$1,930,333

Food & Beverages – 4.0%
Groupe Danone	46,210	$2,280,567
Nestle S.A.	117,727	4,433,656

		$6,714,223

Food & Drug Stores – 0.9%
Lawson, Inc.	35,300	$1,553,662

Insurance – 5.3%
Allianz SE	15,710	$1,446,404
China Life Insurance	461,000	1,702,162
QBE Insurance Group Ltd.	33,410	533,084
Samsung Fire & Marine Insurance Co. Ltd.	6,775	997,030
Storebrand ASA (a)	273,170	1,189,515
Swiss Reinsurance Co.	27,470	908,630
Zurich Financial Services Ltd.	12,130	2,136,747

		$8,913,572

Machinery & Tools – 3.2%
Assa Abloy AB, “B”	151,710	$2,114,007
BEML Ltd.	11,300	252,313
Bucyrus International, Inc.	42,930	1,226,081
Glory Ltd.	86,000	1,701,281

		$5,293,682

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MFS Research International Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 7.0%
Bank of China Ltd.	3,911,000	$1,853,161
BNP Paribas	55,931	3,628,902
HSBC Holdings PLC	515,110	4,258,480
Sumitomo Mitsui Financial Group, Inc.	48,900	1,977,437

		$11,717,980

Medical Equipment – 1.1%
Smith & Nephew PLC	158,534	$1,172,386
Synthes, Inc.	6,420	619,813

		$1,792,199

Metals & Mining – 1.9%
BHP Billiton PLC	142,480	$3,197,326

Natural Gas – Distribution – 2.3%
Gaz de France	87,816	$3,269,532
Tokyo Gas Co. Ltd.	144,000	514,805

		$3,784,337

Network & Telecom – 1.3%
Nokia Oyj	149,300	$2,186,610

Oil Services – 0.5%
Saipem S.p.A.	33,020	$803,225

Other Banks & Diversified Financials – 8.4%
Aeon Credit Service Co. Ltd.	127,300	$1,657,342
Bank of Cyprus Public Co. Ltd.	240,727	1,360,946
Chiba Bank Ltd.	187,000	1,216,710
China Construction Bank	3,485,000	2,694,298
HDFC Bank Ltd., ADR	12,830	1,323,158
Itau Unibanco Banco Multiplo S.A., ADR	72,127	1,141,770
Shizuoka Bank Ltd.	82,000	809,990
UBS AG (a)	129,979	1,589,822
Unione di Banche Italiane ScpA	173,452	2,255,641

		$14,049,677

Pharmaceuticals – 6.7%
Bayer AG	34,940	$1,873,374
Daiichi Sankyo Co. Ltd.	97,400	1,747,103
Merck KGaA	25,670	2,610,808
Roche Holding AG	31,140	4,233,011
Santen, Inc.	23,400	712,918

		$11,177,214

Precious Metals & Minerals – 1.1%
Lihir Gold Ltd. (a)	350,397	$816,277
Paladin Resources Ltd. (a)	260,270	1,024,794

		$1,841,071

Printing & Publishing – 0.5%
Reed Elsevier PLC	109,200	$812,942

Railroad & Shipping – 1.2%
East Japan Railway Co.	33,900	$2,044,522

Real Estate – 1.9%
Shimao Property Holdings Ltd.	554,500	$1,071,815
Sun Hung Kai Properties Ltd.	110,000	1,369,178

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Unitech Ltd.	494,936	$822,913

		$3,263,906

Specialty Chemicals – 3.7%
Akzo Nobel N.V.	59,840	$2,632,562
Linde AG	33,640	2,757,420
Symrise AG	59,271	874,720

		$6,264,702

Specialty Stores – 1.9%
Esprit Holdings Ltd.	159,000	$887,317
Industria de Diseno Textil S.A.	46,780	2,242,416

		$3,129,733

Telecommunications – Wireless – 4.1%
America Movil S.A.B. de C.V., “L”, ADR	42,910	$1,661,475
KDDI Corp.	229	1,214,103
Rogers Communications, Inc., “B”	24,820	638,024
Vodafone Group PLC	1,733,280	3,342,065

		$6,855,667

Telephone Services – 2.1%
China Unicom Ltd.	650,000	$866,123
Royal KPN N.V.	190,520	2,618,987

		$3,485,110

Tobacco – 0.8%
Japan Tobacco, Inc.	443	$1,380,812

Trucking – 1.8%
TNT N.V.	31,074	$603,533
Yamato Holdings Co. Ltd.	178,000	2,364,911

		$2,968,444

Utilities – Electric Power – 2.4%
E.ON AG	115,233	$4,076,927

Total Common Stocks (Identified Cost, $188,768,220)		$165,561,559

MONEY MARKET FUNDS (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	1,898,887	$1,898,887

Total Investments (Identified Cost, $190,667,107)		$167,460,446

OTHER ASSETS, LESS LIABILITIES – 0.2%		281,935

Net Assets – 100.0%		$167,742,381

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IPS	International Preference Stock

PLC	Public Limited Company

See Notes to Financial Statements

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MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $188,768,220)	$165,561,559
Underlying funds, at cost and value	1,898,887
Total investments, at value (identified cost, $190,667,107)	$167,460,446
Foreign currency, at value (identified cost, $123,719)	$123,850
Receivables for
Investments sold	15,127
Fund shares sold	324,207
Interest and dividends	630,949
Receivable from investment adviser	26,396
Other assets	1,494
Total assets		$168,582,469
Liabilities
Payables for
Investments purchased	$135,209
Fund shares reacquired	531,711
Payable to affiliates
Management fee	8,355
Shareholder servicing costs	286
Distribution and/or service fees	352
Administrative services fee	224
Payable for independent trustees’ compensation	566
Accrued expenses and other liabilities	163,385
Total liabilities		$840,088
Net assets		$167,742,381
Net assets consist of
Paid-in capital	$242,124,238
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(23,202,104)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(53,458,767)
Undistributed net investment income	2,279,014
Net assets		$167,742,381
Shares of beneficial interest outstanding		18,075,802

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$142,272,615	15,319,443	$9.29
Service Class	25,469,766	2,756,359	9.24

See Notes to Financial Statements

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MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$3,523,764
Dividends from underlying funds	3,178
Interest	87
Foreign taxes withheld	(381,696)
Total investment income		$3,145,333
Expenses
Management fee	$632,139
Distribution and/or service fees	31,550
Shareholder servicing costs	14,206
Administrative services fee	17,824
Independent trustees’ compensation	3,170
Custodian fee	180,710
Shareholder communications	24,533
Auditing fees	25,400
Legal fees	2,173
Miscellaneous	7,858
Total expenses		$939,563
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(133,619)
Net expenses		$805,940
Net investment income		$2,339,393
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(15,785,276)
Foreign currency transactions	6,658
Net realized gain (loss) on investments and foreign currency transactions		$(15,778,618)
Change in unrealized appreciation (depreciation)
Investments	$24,135,882
Translation of assets and liabilities in foreign currencies	9,720
Net unrealized gain (loss) on investments and foreign currency translation		$24,145,602
Net realized and unrealized gain (loss) on investments and foreign currency		$8,366,984
Change in net assets from operations		$10,706,377

See Notes to Financial Statements

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MFS Research International Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$2,339,393	$2,900,795
Net realized gain (loss) on investments and foreign currency transactions	(15,778,618)	(36,893,451)
Net unrealized gain (loss) on investments and foreign currency translation	24,145,602	(53,808,476)
Change in net assets from operations	$10,706,377	$(87,801,132)
Distributions declared to shareholders
From net investment income	$(2,709,837)	$(729,833)
From net realized gain on investments	—	(4,510,313)
Total distributions declared to shareholders	$(2,709,837)	$(5,240,146)
Change in net assets from fund share transactions	$21,801,694	$119,759,742
Total change in net assets	$29,798,234	$26,718,464
Net assets
At beginning of period	137,944,147	111,225,683
At end of period (including undistributed net investment income of $2,279,014 and $2,649,458, respectively)	$167,742,381	$137,944,147

See Notes to Financial Statements

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MFS Research International Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005 (c)
	(unaudited)
Net asset value, beginning of period	$8.89		$16.12	$14.44	$11.84	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.25	$0.17	$0.18	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.43		(6.82)	1.67	2.85	2.03
Total from investment operations	$0.57		$(6.57)	$1.84	$3.03	$2.08
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.10)	$—	$(0.13)	$(0.07)
From net realized gain on investments	—		(0.56)	(0.16)	(0.30)	(0.17)
Total distributions declared to shareholders	$(0.17)		$(0.66)	$(0.16)	$(0.43)	$(0.24)
Net asset value, end of period	$9.29		$8.89	$16.12	$14.44	$11.84
Total return (%) (k)(r)(s)	6.64	(n)	(42.39)	12.82	25.67	20.85	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.35	1.56	2.77	4.03	(a)
Expenses after expense reductions (f)	1.10	(a)	1.10	1.10	1.10	1.10	(a)
Net investment income	3.38	(a)	2.06	1.14	1.36	0.66	(a)
Portfolio turnover	40		77	64	130	95
Net assets at end of period (000 Omitted)	$142,273		$115,944	$81,987	$32,437	$5,878

See Notes to Financial Statements

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MFS Research International Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005 (c)
	(unaudited)
Net asset value, beginning of period	$8.83		$16.02	$14.39	$11.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.16	$0.06	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.42		(6.81)	1.63	2.91	2.04
Total from investment operations	$0.55		$(6.56)	$1.79	$2.97	$2.06
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.07)	$—	$(0.11)	$(0.06)
From net realized gain on investments	—		(0.56)	(0.16)	(0.30)	(0.17)
Total distributions declared to shareholders	$(0.14)		$(0.63)	$(0.16)	$(0.41)	$(0.23)
Net asset value, end of period	$9.24		$8.83	$16.02	$14.39	$11.83
Total return (%) (k)(r)(s)	6.48	(n)	(42.52)	12.52	25.21	20.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.58	1.81	2.86	4.28	(a)
Expenses after expense reductions (f)	1.35	(a)	1.35	1.35	1.35	1.35	(a)
Net investment income	3.08	(a)	2.01	1.03	0.41	0.28	(a)
Portfolio turnover	40		77	64	130	95
Net assets at end of period (000 Omitted)	$25,470		$22,000	$29,238	$13,707	$241

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, April 29, 2005, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Research International Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

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Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$6,058,205	$21,940,378	$—	$27,998,583
United Kingdom	22,527,421	—	—	22,527,421
France	19,430,164	—	—	19,430,164
Germany	18,764,471	—	—	18,764,471
Switzerland	18,410,650	—	—	18,410,650
China	—	9,481,942	—	9,481,942
Netherlands	7,368,779	—	—	7,368,779
Italy	6,038,437	—	—	6,038,437
Mexico	3,595,438	—	—	3,595,438
Other Countries	20,900,129	11,045,545	—	31,945,674
Mutual Funds	1,898,887	—	—	1,898,887
Total Investments	$124,992,581	$42,467,865	$—	$167,460,446

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and

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Notes to Financial Statements (unaudited) – continued

record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$2,730,693
Long-term capital gain	2,509,453
Total distributions	$5,240,146

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$195,724,042
Gross appreciation	8,293,409
Gross depreciation	(36,557,005)
Net unrealized appreciation (depreciation)	$(28,263,596)

As of 12/31/08
Undistributed ordinary income	$2,709,339
Capital loss carryforwards	(31,373,068)
Other temporary differences	(1,259,011)
Net unrealized appreciation (depreciation)	(52,455,657)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(31,373,068)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$(2,268,919)	$(607,164)	$—	$(3,500,106)
Service Class	(440,918)	(122,669)	—	(1,010,207)
Total	$(2,709,837)	$(729,833)	$—	$(4,510,313)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets.

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Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement terminated on April 30, 2009. The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.10% annually of average daily net assets for the Initial Class shares and 1.35% annually of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $133,028 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $13,924, which equated to 0.0198% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $282.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0253% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $747 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $591, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $77,769,361 and $55,904,303, respectively.

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Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,246,379	$27,743,175	8,999,421	$119,561,274
Service Class	1,478,770	12,414,205	1,729,983	24,123,372
	4,725,149	$40,157,380	10,729,404	$143,684,646
Shares issued to shareholders in reinvestment of distributions
Initial Class	281,155	$2,268,919	278,648	$4,107,270
Service Class	54,909	440,918	77,224	1,132,876
	336,064	$2,709,837	355,872	$5,240,146
Shares reacquired
Initial Class	(1,257,420)	$(10,627,125)	(1,315,392)	$(15,370,276)
Service Class	(1,270,091)	(10,438,398)	(1,139,116)	(13,794,774)
	(2,527,511)	$(21,065,523)	(2,454,508)	$(29,165,050)
Net change
Initial Class	2,270,114	$19,384,969	7,962,677	$108,298,268
Service Class	263,588	2,416,725	668,091	11,461,474
	2,533,702	$21,801,694	8,630,768	$119,759,742

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $723 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	34,507,961	(32,609,074)	1,898,887

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,178	$1,898,887

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MFS Research International Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

17

MFS® Money Market Series

MFS® Variable Insurance Trust

Semiannual report

6/30/09

VMM-SEM

MFS® MONEY MARKET SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Money Market Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

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MFS Money Market Series

PORTFOLIO COMPOSITION

Portfolio structure (u)

Short term credit quality (q)
Average Credit Quality Short-Term Bonds (a)	A-1
All holdings are rated A-1

Maturity breakdown (u)
0 - 29 days	55.6%
30 - 59 days	17.3%
60 - 89 days	13.9%
90 - 366 days	13.8%
Other Assets Less Liabilities	(0.6)%

(a)	The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the “A-1”-rating category. Percentages are based on the total market value of investments as of 6/30/09.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Money Market Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.31%	$1,000.00	$1,000.00	$1.54
	Hypothetical (h)	0.31%	$1,000.00	$1,023.26	$1.56

(h)	5% fund return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

3

MFS Money Market Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 1.5%
Major Banks – 1.5%
Bank of Montreal Chicago, 0.25%, due 7/06/09, at Amortized Cost and Value	$32,000	$32,000

COMMERCIAL PAPER (y) – 34.9%
Automotive – 3.0%
Toyota Motor Credit Corp., 0.15%, due 7/01/09	$64,000	$64,000

Food & Beverages – 3.0%
Coca-Cola Co., 0.15%, due 7/09/09 (t)	$64,000	$63,998

Major Banks – 17.6%
Abbey National North America LLC, 0.3%, due 7/06/09	$64,000	$63,997
BNP Paribas Finance, Inc., 0.15%, due 7/01/09	64,000	64,000
Goldman Sachs Group, Inc., 0.2%, due 7/01/09	64,000	64,000
JPMorgan Chase & Co., 0.25%, due 7/08/09	28,000	27,999
Societe Generale North America, Inc., 0.16%, due 7/01/09	63,000	63,000
Toronto Dominion HDG USA, 0.25%, due 7/16/09	9,000	8,999
Toronto Dominion HDG USA, 0.22%, due 7/14/09	55,000	54,996
Wells Fargo & Co., 0.063%, due 7/01/09	34,000	34,000

		$380,991

Other Banks & Diversified Financials – 8.4%
Citigroup Funding, Inc., 0.18%, due 7/01/09	$64,000	$64,000
General Electric Capital Corp., 0.23%, due 7/24/09	54,000	53,992
Rabobank USA Financial Corp., 0.25%, due 7/07/09	64,000	63,997

		$181,989

Pharmaceuticals – 2.9%
Johnson & Johnson, 0.17%, due 7/20/09 (t)	$21,000	$20,998
Johnson & Johnson, 0.17%, due 8/10/09 (t)	43,000	42,992

		$63,990

Total Commercial Paper, at Amortized Cost and Value		$754,968

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 64.2%
Fannie Mae, 0.16%, due 7/13/09	$100,000	$99,995
Fannie Mae, 0.58%, due 10/13/09	200,000	199,665
Federal Home Loan Bank, 0.18%, due 7/24/09	100,000	99,989
Federal Home Loan Bank, 0.2%, due 8/03/09	31,000	30,994
Federal Home Loan Bank, 0.27%, due 8/03/09	100,000	99,975
Federal Home Loan Bank, 0.2%, due 8/07/09	100,000	99,979
Federal Home Loan Bank, 0.22%, due 9/18/09	100,000	99,952
Federal Home Loan Bank, 0.205%, due 9/23/09	100,000	99,952
Freddie Mac, 0.17%, due 7/06/09	109,000	108,997
Freddie Mac, 0.2%, due 7/06/09	150,000	149,996
Freddie Mac, 0.2%, due 8/03/09	100,000	99,982
Freddie Mac, 0.22%, due 9/14/09	100,000	99,954
Freddie Mac, 0.31%, due 12/07/09	100,000	99,863

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$1,389,293

Total Investments, at Amortized Cost and Value		$2,176,261

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(13,602)

Net Assets – 100.0%		$2,162,659

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

4

MFS Money Market Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments, at amortized cost and value	$2,176,261
Cash	581
Receivables for
Fund shares sold	282
Interest	6
Other assets	104
Total assets		$2,177,234
Liabilities
Payable to affiliates
Investment adviser	$3,223
Management fee	16
Shareholder servicing costs	4
Administrative services fee	96
Payable for independent trustees’ compensation	151
Accrued expenses and other liabilities	11,085
Total liabilities		$14,575
Net assets		$2,162,659
Net assets consist of
Paid-in capital	$2,163,221
Accumulated net realized gain (loss) on investments	(605)
Undistributed net investment income	43
Net assets		$2,162,659
Shares of beneficial interest outstanding		2,163,221

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$2,162,659	2,163,221	$1.00

See Notes to Financial Statements

5

MFS Money Market Series

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Interest income		$3,350
Expenses
Management fee	$5,362
Shareholder servicing costs	231
Administrative services fee	8,679
Independent trustees’ compensation	736
Custodian fee	5,267
Shareholder communications	2,479
Auditing fees	5,882
Legal fees	73
Miscellaneous	2,403
Total expenses		$31,112
Fees paid indirectly	(9)
Reduction of expenses by investment adviser	(27,753)
Net expenses		$3,350
Net investment income		$0

See Notes to Financial Statements

6

MFS Money Market Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$0	$41,383
Net realized gain (loss) on investments	—	(433)
Change in net assets from operations	$0	$40,950
Distributions declared to shareholders
From net investment income	$—	$(41,383)
Fund share (principal) transactions
Net proceeds from sale of shares	17,605	36,096
Net asset value of shares issued to shareholders in reinvestment of distributions	—	41,383
Cost of shares reacquired	(21,029)	(134,855)
Change in net assets from fund share transactions	$(3,424)	$(57,376)
Total change in net assets	$(3,424)	$(57,809)
Net assets
At beginning of period	2,166,083	2,223,892
At end of period (including undistributed net investment income of $43 and $43, respectively)	$2,162,659	$2,166,083

See Notes to Financial Statements

7

MFS Money Market Series

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007		2006		2005		2004
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.02		$0.05		$0.05		$0.03		$0.01
Net realized and unrealized gain (loss) on investments	—		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00		$0.02		$0.05		$0.05		$0.03		$0.01
Less distributions declared to shareholders
From net investment income	$—		$(0.02)		$(0.05)		$(0.05)		$(0.03)		$(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)(s)	0.00	(n)	1.86		4.76		4.62		2.73		0.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.90	(a)	3.34		3.80		3.66		2.83		1.68
Expenses after expense reductions (f)	0.31	(a)	0.59		0.60		0.60		0.60		0.60
Net investment income	0.00	(a)	1.85		4.66		4.53		2.64		0.72
Net assets at end of period (000 Omitted)	$2,163		$2,166		$2,224		$2,127		$2,224		$2,804

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

8

MFS Money Market Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Money Market Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$2,176,261	$—	$2,176,261

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

9

MFS Money Market Series

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2008, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$41,383

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$2,176,261
As of 12/31/08
Undistributed ordinary income	$43
Capital loss carryforwards	(605)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/13	$(43)
12/31/14	(16)
12/31/15	(113)
12/31/16	(433)
$(605)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets. During the six months ended June 30, 2009, MFS voluntarily waived receipt of $3,091 of the fund’s management fee in order to ensure that the fund avoided a negative yield. For the six months ended June 30, 2009, this voluntary waiver had the effect of reducing the management fee by 0.29% of average daily net assets on an annualized basis. The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.21% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $24,653 and is reflected as a reduction of total expenses in the Statement of Operations.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $220, which equated to 0.0205% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $11.

10

MFS Money Market Series

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.8092% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $12 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $9, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

An affiliated entity of the fund’s investment adviser owns 97.2% of the outstanding voting shares of the fund at June 30, 2009.

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $91,892,501 and $89,537,970, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $13 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Subsequent Event

The fund was liquidated and terminated on July 17, 2009.

11

MFS Money Market Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

12

MFS® Growth Series

MFS® Variable Insurance Trust

Semiannual report

6/30/09

VEG-SEM

MFS® GROWTH SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	3.7%
Google, Inc., “A”	3.5%
Cisco Systems, Inc.	2.7%
Hewlett-Packard Co.	2.6%
Danaher Corp.	2.4%
Express Scripts, Inc.	1.7%
Adobe Systems, Inc.	1.6%
Transocean, Inc.	1.6%
Visa, Inc., “A”	1.5%
Philip Morris International, Inc.	1.5%

Equity sectors
Technology	24.8%
Health Care	16.4%
Energy	8.8%
Retailing	7.5%
Leisure	7.0%
Special Products & Services	6.4%
Consumer Staples	5.7%
Financial Services	5.5%
Industrial Goods & Services	5.2%
Basic Materials	4.8%
Utilities & Communications	2.8%
Transportation	1.9%
Autos & Housing	0.3%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.87%	$1,000.00	$1,112.06	$4.56
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
Service Class	Actual	1.12%	$1,000.00	$1,110.34	$5.86
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.1%
Aerospace – 1.4%
Goodrich Corp.	46,260	$2,311,611
Lockheed Martin Corp.	47,210	3,807,486

		$6,119,097

Alcoholic Beverages – 0.3%
Molson Coors Brewing Co.	31,150	$1,318,579

Apparel Manufacturers – 0.9%
Coach, Inc.	86,590	$2,327,538
NIKE, Inc., “B”	29,226	1,513,321

		$3,840,859

Biotechnology – 3.3%
Celgene Corp. (a)	72,470	$3,466,964
Genzyme Corp. (a)	103,340	5,752,937
Gilead Sciences, Inc. (a)	112,720	5,279,804

		$14,499,705

Broadcasting – 0.3%
Discovery Communications, Inc., “A” (a)	49,530	$1,116,902

Brokerage & Asset Managers – 3.2%
Affiliated Managers Group, Inc. (a)	17,750	$1,032,873
BM&F Bovespa S.A.	312,600	1,879,269
Charles Schwab Corp.	96,130	1,686,120
CME Group, Inc.	20,560	6,396,422
IntercontinentalExchange, Inc. (a)	24,600	2,810,304

		$13,804,988

Business Services – 4.1%
Cia Brasileira De Meios (a)	56,470	$485,593
Cognizant Technology Solutions Corp., “A” (a)	140,580	3,753,486
MasterCard, Inc., “A”	25,580	4,279,790
Visa, Inc., “A”	107,480	6,691,705
Western Union Co.	160,140	2,626,296

		$17,836,870

Cable TV – 0.5%
DIRECTV Group, Inc. (a)	84,260	$2,082,065

Chemicals – 0.8%
Ecolab, Inc.	52,660	$2,053,213
Monsanto Co.	18,610	1,383,467

		$3,436,680

Computer Software – 5.1%
Adobe Systems, Inc. (a)	247,130	$6,993,779
Akamai Technologies, Inc. (a)	94,330	1,809,249
Autodesk, Inc. (a)	96,510	1,831,760
Citrix Systems, Inc. (a)	141,680	4,518,175
Oracle Corp.	120,180	2,574,256
VeriSign, Inc. (a)	248,023	4,583,465

		$22,310,684

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 6.5%
Apple, Inc. (a)(s)	112,500	$16,023,375
EMC Corp. (a)	87,610	1,147,691
Hewlett-Packard Co.	291,880	11,281,162

		$28,452,228

Construction – 0.3%
Sherwin-Williams Co.	23,560	$1,266,350

Consumer Goods & Services – 4.2%
Alibaba.com Corp. (a)(z)	807,000	$1,424,490
Capella Education Co. (a)	29,510	1,769,125
Colgate-Palmolive Co.	88,750	6,278,175
Monster Worldwide, Inc. (a)	79,180	935,116
priceline.com, Inc. (a)	21,330	2,379,362
Procter & Gamble Co.	43,210	2,208,031
Strayer Education, Inc.	16,340	3,563,917

		$18,558,216

Containers – 0.5%
Owens-Illinois, Inc. (a)	82,870	$2,321,189

Electrical Equipment – 3.3%
Danaher Corp.	167,330	$10,330,954
Rockwell Automation, Inc.	75,400	2,421,848
Tyco Electronics Ltd.	95,650	1,778,134

		$14,530,936

Electronics – 5.5%
ARM Holdings PLC	605,560	$1,193,030
First Solar, Inc. (a)	8,440	1,368,293
Flextronics International Ltd. (a)	594,680	2,444,135
Hittite Microwave Corp. (a)	52,140	1,811,865
Intel Corp.	269,840	4,465,852
Linear Technology Corp.	99,090	2,313,752
Marvell Technology Group Ltd. (a)	184,000	2,141,760
MEMC Electronic Materials, Inc. (a)	110,220	1,963,018
National Semiconductor Corp.	140,840	1,767,542
Samsung Electronics Co. Ltd.	10,002	4,632,156

		$24,101,403

Energy – Independent – 3.5%
Anadarko Petroleum Corp.	115,930	$5,262,063
Apache Corp.	38,620	2,786,433
Noble Energy, Inc.	63,460	3,742,236
Plains Exploration & Production Co. (a)	87,680	2,398,925
Ultra Petroleum Corp. (a)	30,180	1,177,020

		$15,366,677

Energy – Integrated – 2.3%
Chevron Corp.	60,070	$3,979,638
Hess Corp.	37,070	1,992,513
Petroleo Brasileiro S.A., ADR	98,120	4,020,958

		$9,993,109

4

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Engineering – Construction – 0.5%
Fluor Corp.	42,330	$2,171,106

Entertainment – 2.7%
DreamWorks Animation, Inc., “A” (a)	225,610	$6,224,580
TiVo, Inc. (a)	515,020	5,397,410

		$11,621,990

Food & Beverages – 2.0%
Coca-Cola Co.	109,830	$5,270,742
PepsiCo, Inc.	67,340	3,701,006

		$8,971,748

Food & Drug Stores – 1.2%
CVS Caremark Corp.	72,350	$2,305,795
Walgreen Co.	105,000	3,087,000

		$5,392,795

Gaming & Lodging – 1.6%
Carnival Corp.	70,090	$1,806,219
International Game Technology	191,120	3,038,808
Penn National Gaming, Inc. (a)	35,520	1,033,987
Starwood Hotels & Resorts Worldwide, Inc.	60,060	1,333,332

		$7,212,346

General Merchandise – 2.0%
Kohl’s Corp. (a)	39,570	$1,691,618
Target Corp.	107,010	4,223,685
Wal-Mart Stores, Inc.	55,440	2,685,514

		$8,600,817

Health Maintenance Organizations – 0.4%
WellPoint, Inc. (a)	32,210	$1,639,167

Insurance – 0.3%
Berkshire Hathaway, Inc., “B” (a)	420	$1,216,207

Internet – 4.2%
Google, Inc., “A” (a)	35,960	$15,160,376
Omniture, Inc. (a)	69,580	873,925
Tencent Holdings Ltd.	183,400	2,140,442

		$18,174,743

Leisure & Toys – 1.4%
Electronic Arts, Inc. (a)	144,870	$3,146,576
THQ, Inc. (a)	387,490	2,774,428

		$5,921,004

Major Banks – 2.0%
Bank of America Corp.	138,170	$1,823,844
Goldman Sachs Group, Inc.	27,100	3,995,624
Morgan Stanley	55,410	1,579,739
State Street Corp.	27,340	1,290,448

		$8,689,655

Medical & Health Technology & Services – 4.1%
Express Scripts, Inc. (a)	109,530	$7,530,188
IDEXX Laboratories, Inc. (a)(l)	123,750	5,717,250
Medco Health Solutions, Inc. (a)	106,800	4,871,148

		$18,118,586

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 4.4%
Baxter International, Inc.	45,040	$2,385,318
Becton, Dickinson & Co.	24,700	1,761,357
C.R. Bard, Inc.	29,130	2,168,729
Conceptus, Inc. (a)	236,890	4,003,441
DENTSPLY International, Inc.	51,170	1,561,708
Edwards Lifesciences Corp. (a)	21,090	1,434,753
St. Jude Medical, Inc. (a)	146,690	6,028,959

		$19,344,265

Metals & Mining – 1.1%
BHP Billiton Ltd., ADR	58,100	$3,179,813
Nucor Corp.	39,130	1,738,546

		$4,918,359

Network & Telecom – 3.5%
Cisco Systems, Inc. (a)	626,110	$11,670,690
Nokia Corp., ADR	168,100	2,450,898
Research in Motion Ltd. (a)	19,654	1,396,417

		$15,518,005

Oil Services – 3.0%
Halliburton Co.	107,850	$2,232,495
National Oilwell Varco, Inc. (a)	24,850	811,601
Noble Corp.	104,847	3,171,622
Transocean, Inc. (a)	92,870	6,899,312

		$13,115,030

Pharmaceuticals – 4.2%
Abbott Laboratories	127,350	$5,990,544
Schering-Plough Corp.	176,080	4,423,130
Teva Pharmaceutical Industries Ltd., ADR	94,410	4,658,189
Wyeth	77,930	3,537,243

		$18,609,106

Precious Metals & Minerals – 0.8%
Agnico-Eagle Mines Ltd.	25,700	$1,348,736
Goldcorp, Inc.	66,980	2,327,555

		$3,676,291

Printing & Publishing – 0.5%
MSCI, Inc., “A” (a)	89,980	$2,199,111

Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	28,480	$1,839,523
Praxair, Inc.	71,770	5,100,694

		$6,940,217

Specialty Stores – 3.4%
Abercrombie & Fitch Co., “A”	45,790	$1,162,608
Amazon.com, Inc. (a)	40,820	3,415,001
Ctrip.com International Ltd., ADR (a)	27,560	1,276,028
Home Depot, Inc.	63,960	1,511,375
Nordstrom, Inc.	73,720	1,466,291
PetSmart, Inc.	83,970	1,801,996
Staples, Inc.	136,320	2,749,574
TJX Cos., Inc.	49,300	1,550,978

		$14,933,851

5

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 0.7%
America Movil S.A.B. de C.V., “L”, ADR	80,660	$3,123,155

Telephone Services – 1.6%
American Tower Corp., “A” (a)	164,603	$5,189,933
AT&T, Inc.	66,500	1,651,860

		$6,841,793

Tobacco – 1.5%
Philip Morris International, Inc.	148,840	$6,492,401

Trucking – 1.9%
Expeditors International of Washington, Inc.	72,590	$2,420,151
Landstar System, Inc.	109,180	3,920,654
Old Dominion Freight Lines, Inc. (a)	57,540	1,931,618

		$8,272,423

Utilities – Electric Power – 0.5%
FPL Group, Inc.	42,220	$2,400,629

Total Common Stocks (Identified Cost, $441,508,276)		$425,071,337

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 3.3%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	14,454,743	$14,454,743

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	739,652	$739,652

Total Investments (Identified Cost, $456,702,671)		$440,265,732

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(2,455,315)

Net Assets – 100.0%		$437,810,417

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2009, the value of securities pledged amounted to $213,645. At June 30, 2009, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alibaba.com Corp.	5/05/09-5/07/09	$1,076,641	$1,424,490
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $442,247,928)	$425,810,989
Underlying funds, at cost and value	14,454,743
Total investments, at value, including $723,215 of securities on loan (identified cost, $456,702,671)	$440,265,732
Cash	$81,179
Receivables for
Investments sold	6,594,414
Fund shares sold	141,137
Interest and dividends	385,676
Other assets	3,470
Total assets		$447,471,608
Liabilities
Payables for
Investments purchased	$8,070,708
Fund shares reacquired	694,826
Collateral for securities loaned, at value	739,652
Payable to affiliates
Management fee	18,131
Shareholder servicing costs	570
Distribution and/or service fees	318
Administrative services fee	516
Payable for independent trustees’ compensation	2,997
Accrued expenses and other liabilities	133,473
Total liabilities		$9,661,191
Net assets		$437,810,417
Net assets consist of
Paid-in capital	$1,072,966,826
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(16,437,818)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(619,144,535)
Undistributed net investment income	425,944
Net assets		$437,810,417
Shares of beneficial interest outstanding		25,313,910

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$414,900,081	23,970,916	$17.31
Service Class	22,910,336	1,342,994	17.06

See Notes to Financial Statements

7

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$2,203,177
Interest	2,505
Dividends from underlying funds	19,945
Foreign taxes withheld	(18,100)
Total investment income		$2,207,527
Expenses
Management fee	$1,508,922
Distribution and/or service fees	24,340
Shareholder servicing costs	41,317
Administrative services fee	44,270
Independent trustees’ compensation	8,709
Custodian fee	43,278
Shareholder communications	64,951
Auditing fees	24,015
Legal fees	6,992
Miscellaneous	16,018
Total expenses		$1,782,812
Reduction of expenses by investment adviser	(1,726)
Net expenses		$1,781,086
Net investment income		$426,441
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(39,799,480)
Foreign currency transactions	(8,810)
Net realized gain (loss) on investments and foreign currency transactions		$(39,808,290)
Change in unrealized appreciation (depreciation)
Investments	$83,031,521
Translation of assets and liabilities in foreign currencies	1,004
Net unrealized gain (loss) on investments and foreign currency translation		$83,032,525
Net realized and unrealized gain (loss) on investments and foreign currency		$43,224,235
Change in net assets from operations		$43,650,676

See Notes to Financial Statements

8

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$426,441	$1,443,213
Net realized gain (loss) on investments and foreign currency transactions	(39,808,290)	(58,659,427)
Net unrealized gain (loss) on investments and foreign currency translation	83,032,525	(200,125,161)
Change in net assets from operations	$43,650,676	$(257,341,375)
Distributions declared to shareholders
From net investment income	$(1,356,880)	$(1,293,514)
Change in net assets from fund share transactions	$(12,980,329)	$(74,984,657)
Total change in net assets	$29,313,467	$(333,619,546)
Net assets
At beginning of period	408,496,950	742,116,496
At end of period (including undistributed net investment income of $425,944 and $1,356,383, respectively)	$437,810,417	$408,496,950

See Notes to Financial Statements

9

MFS Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$15.62		$25.01	$20.64	$19.13	$17.52	$15.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.05	$0.05	$(0.03)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.72		(9.39)	4.32	1.54	1.66	2.04
Total from investment operations	$1.74		$(9.34)	$4.37	$1.51	$1.61	$2.01
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.05)	$—	$—	$—	$—
Net asset value, end of period	$17.31		$15.62	$25.01	$20.64	$19.13	$17.52
Total return (%) (k)(r)(s)	11.21	(n)	(37.42)	21.17	7.89	9.19	12.96 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.84	0.87	0.87	0.88	0.87
Expenses after expense reductions (f)	0.87	(a)	0.84	0.87	0.87	0.88	0.87
Net investment income (loss)	0.22	(a)	0.25	0.20	(0.14)	(0.29)	(0.17)
Portfolio turnover	63		129	84	127	95	99
Net assets at end of period (000 Omitted)	$414,900		$389,813	$711,418	$667,776	$761,444	$830,410

See Notes to Financial Statements

10

MFS Growth Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$15.37		$24.61	$20.36	$18.92	$17.37	$15.41
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.00 (w)	$(0.01)	$(0.07)	$(0.09)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	1.70		(9.24)	4.26	1.51	1.64	2.03
Total from investment operations	$1.70		$(9.24)	$4.25	$1.44	$1.55	$1.96
Less distributions declared to shareholders
From net investment income	$(0.01)		$—	$—	$—	$—	$—
Net asset value, end of period	$17.06		$15.37	$24.61	$20.36	$18.92	$17.37
Total return (%) (k)(r)(s)	11.03	(n)	(37.55)	20.87	7.61	8.92	12.72 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.09	1.12	1.12	1.13	1.12
Expenses after expense reductions (f)	1.12	(a)	1.08	1.12	1.12	1.13	1.12
Net investment income (loss)	(0.03	)(a)	0.01	(0.05)	(0.39)	(0.53)	(0.41)
Portfolio turnover	63		129	84	127	95	99
Net assets at end of period (000 Omitted)	$22,910		$18,684	$30,698	$34,595	$32,332	$30,996

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

MFS Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$389,534,608	$—	$—	$389,534,608
Brazil	6,385,820	—	—	6,385,820
Canada	5,072,708	—	—	5,072,708
China	3,416,470	1,424,490	—	4,840,960
Israel	4,658,189	—	—	4,658,189
South Korea	—	4,632,156	—	4,632,156
Australia	3,179,813	—	—	3,179,813
Mexico	3,123,155	—	—	3,123,155
Finland	2,450,898	—	—	2,450,898
United Kingdom	1,193,030	—	—	1,193,030
Mutual Funds	15,194,395	—	—	15,194,395
Total Investments	$434,209,086	$6,056,646	$—	$440,265,732

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and

13

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At June 30, 2009, the fund did not have any outstanding derivative instruments.

The following table presents by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported within the Statement of Operations:

Investment Transactions (i.e., Purchased Options)
Equity Contracts	$(95,247)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is

14

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2009, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

15

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$1,293,514

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$462,645,908
Gross appreciation	27,846,592
Gross depreciation	(50,226,768)
Net unrealized appreciation (depreciation)	$(22,380,176)

As of 12/31/08
Undistributed ordinary income	1,356,383
Capital loss carryforwards	(572,582,197)
Other temporary differences	(812,694)
Net unrealized appreciation (depreciation)	(105,411,697)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(116,162,407)
12/31/10	(403,877,987)
12/31/16	(52,541,803)
$(572,582,197)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$1,350,026	$1,293,514
Service Class	6,854	—
Total	$1,356,880	$1,293,514

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the

16

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $40,560, which equated to 0.0201% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $757.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0220% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,190 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,726, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $248,598,974 and $256,620,945, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,671,117	$26,317,251	3,457,210	$74,972,947
Service Class	396,281	6,072,469	425,314	8,611,953
	2,067,398	$32,389,720	3,882,524	$83,584,900
Shares issued to shareholders in reinvestment of distributions
Initial Class	70,238	$1,103,429	46,829	$1,088,771
Service Class	442	6,854	—	—
	70,680	$1,110,283	46,829	$1,088,771
Shares reacquired
Initial Class	(2,722,389)	$(42,347,858)	(6,999,206)	$(150,081,958)
Service Class	(269,508)	(4,132,474)	(456,849)	(9,576,370)
	(2,991,897)	$(46,480,332)	(7,456,055)	$(159,658,328)
Net change
Initial Class	(981,034)	$(14,927,178)	(3,495,167)	$(74,020,240)
Service Class	127,215	1,946,849	(31,535)	(964,417)
	(853,819)	$(12,980,329)	(3,526,702)	$(74,984,657)

17

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $2,224 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	80,778,190	(66,323,447)	14,454,743

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,945	$14,454,743

18

MFS Growth Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

19

MFS INVESTMENT MANAGEMENT

MFS® Investors Trust Series

MFS® Variable Insurance Trust
Semiannual report

6/30/09
VGI-SEM

MFS® INVESTORS TRUST SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Investors Trust Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	2.5%
TOTAL S.A., ADR	2.4%
Abbott Laboratories	2.4%
Procter & Gamble Co.	2.3%
AT&T, Inc.	2.2%
Intel Corp.	2.1%
Lockheed Martin Corp.	2.1%
Cisco Systems, Inc.	2.0%
Oracle Corp.	2.0%

Equity sectors
Technology	16.1%
Financial Services	14.4%
Health Care	13.8%
Consumer Staples	12.1%
Energy	10.9%
Utilities & Communications	7.4%
Industrial Goods & Services	6.7%
Retailing	6.0%
Leisure	3.9%
Basic Materials	3.6%
Special Products & Services	2.5%
Transportation	1.1%
Autos & Housing	0.6%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Trust Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.87%	$1,000.00	$1,045.65	$4.41
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
Service Class	Actual	1.12%	$1,000.00	$1,044.66	$5.68
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Investors Trust Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 4.0%
Lockheed Martin Corp.	153,080	$12,345,902
United Technologies Corp.	222,040	11,537,198

		$23,883,100

Alcoholic Beverages – 2.3%
Diageo PLC	587,890	$8,429,116
Heineken N.V.	147,460	5,469,488

		$13,898,604

Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	149,060	$7,718,327

Automotive – 0.6%
Bayerische Motoren Werke AG	94,760	$3,567,948

Biotechnology – 2.6%
Genzyme Corp. (a)	185,630	$10,334,022
Gilead Sciences, Inc. (a)	119,450	5,595,038

		$15,929,060

Broadcasting – 1.8%
Walt Disney Co.	457,890	$10,682,574

Brokerage & Asset Managers – 0.9%
Charles Schwab Corp.	300,030	$5,262,526

Business Services – 2.5%
Amdocs Ltd. (a)	287,260	$6,161,727
MasterCard, Inc., “A”	22,290	3,729,340
Visa, Inc., “A”	82,320	5,125,243

		$15,016,310

Chemicals – 1.9%
3M Co.	163,990	$9,855,799
PPG Industries, Inc.	34,250	1,503,575

		$11,359,374

Computer Software – 2.5%
Oracle Corp.	550,250	$11,786,355
VeriSign, Inc. (a)	184,270	3,405,310

		$15,191,665

Computer Software – Systems – 5.0%
Apple, Inc. (a)	66,390	$9,455,928
EMC Corp. (a)	361,560	4,736,436
Hewlett-Packard Co.	300,870	11,628,626
International Business Machines Corp.	40,150	4,192,463

		$30,013,453

Consumer Goods & Services – 5.1%
Colgate-Palmolive Co.	84,020	$5,943,575
International Flavors & Fragrances, Inc.	84,270	2,757,314
Procter & Gamble Co.	272,310	13,915,041
Reckitt Benckiser Group PLC	181,340	8,252,098

		$30,868,028

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.3%
Danaher Corp.	153,860	$9,499,316
Rockwell Automation, Inc.	128,180	4,117,142

		$13,616,458

Electronics – 4.0%
Intel Corp.	775,460	$12,833,863
National Semiconductor Corp.	395,720	4,966,286
Samsung Electronics Co. Ltd., GDR	26,215	6,114,649

		$23,914,798

Energy – Independent – 1.4%
EOG Resources, Inc.	61,140	$4,152,629
Noble Energy, Inc.	72,600	4,281,222

		$8,433,851

Energy – Integrated – 7.4%
Chevron Corp.	172,680	$11,440,050
Exxon Mobil Corp.	161,280	11,275,085
Hess Corp.	129,130	6,940,737
TOTAL S.A., ADR	268,380	14,554,247

		$44,210,119

Food & Beverages – 3.1%
Nestle S.A.	262,597	$9,889,530
PepsiCo, Inc.	158,731	8,723,856

		$18,613,386

Food & Drug Stores – 1.7%
CVS Caremark Corp.	318,830	$10,161,112

Gaming & Lodging – 2.1%
Carnival Corp.	226,870	$5,846,440
International Game Technology	152,840	2,430,156
Ladbrokes PLC	795,142	2,407,028
Starwood Hotels & Resorts Worldwide, Inc.	100,460	2,230,212

		$12,913,836

General Merchandise – 1.2%
Target Corp.	175,900	$6,942,773

Insurance – 2.2%
MetLife, Inc.	214,850	$6,447,649
Travelers Cos., Inc.	159,060	6,527,822

		$12,975,471

Internet – 1.9%
Google, Inc., “A” (a)	27,380	$11,543,134

Machinery & Tools – 0.4%
Eaton Corp.	58,740	$2,620,391

Major Banks – 11.0%
Bank of America Corp.	654,010	$8,632,932
Bank of New York Mellon Corp.	395,863	11,602,745
Goldman Sachs Group, Inc.	57,420	8,466,005
JPMorgan Chase & Co.	464,540	15,845,459

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MFS Investors Trust Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
State Street Corp.	245,990	$11,610,728
Wells Fargo & Co.	400,770	9,722,680

		$65,880,549

Medical Equipment – 3.4%
Becton, Dickinson & Co.	25,700	$1,832,667
Medtronic, Inc.	327,070	11,411,472
Zimmer Holdings, Inc. (a)	164,510	7,008,126

		$20,252,265

Natural Gas – Distribution – 0.9%
Questar Corp.	174,020	$5,405,061

Network & Telecom – 2.7%
Cisco Systems, Inc. (a)	646,292	$12,046,883
Nokia Corp., ADR	286,170	4,172,359

		$16,219,242

Oil Services – 2.1%
Halliburton Co.	224,360	$4,644,252
Noble Corp.	136,430	4,127,007
Transocean, Inc. (a)	48,650	3,614,208

		$12,385,467

Other Banks & Diversified Financials – 0.3%
American Express Co.	82,190	$1,910,096

Pharmaceuticals – 7.8%
Abbott Laboratories	301,830	$14,198,083
Johnson & Johnson	261,326	14,843,317
Merck & Co., Inc.	227,480	6,360,341
Roche Holding AG	35,050	4,764,516
Teva Pharmaceutical Industries Ltd., ADR	132,870	6,555,806

		$46,722,063

Specialty Chemicals – 1.7%
Linde AG	77,810	$6,377,967
Praxair, Inc.	58,450	4,154,042

		$10,532,009

Specialty Stores – 1.8%
Nordstrom, Inc.	236,460	$4,703,189
Staples, Inc.	312,675	6,306,655

		$11,009,844

Telecommunications – Wireless – 1.3%
America Movil S.A.B. de C.V., “L”, ADR	71,000	$2,749,120
Rogers Communications, Inc., “B”	193,330	4,969,752

		$7,718,872

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 2.2%
AT&T, Inc. (s)	528,330	$13,123,717

Tobacco – 1.6%
Philip Morris International, Inc.	224,310	$9,784,402

Trucking – 1.1%
Expeditors International of Washington, Inc.	70,420	$2,347,803
FedEx Corp.	78,000	4,338,360

		$6,686,163

Utilities – Electric Power – 3.0%
American Electric Power Co., Inc.	81,310	$2,349,046
Exelon Corp.	102,120	5,229,565
FPL Group, Inc.	119,660	6,803,868
Wisconsin Energy Corp.	94,210	3,835,289

		$18,217,768

Total Common Stocks (Identified Cost, $684,835,134)		$595,183,816

MONEY MARKET FUNDS (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	947,242	$947,242

Total Investments (Identified Cost, $685,782,376)		$596,131,058
OTHER ASSETS, LESS LIABILITIES – 0.7%		4,286,887

Net Assets – 100.0%		$600,417,945

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2009, the value of securities pledged amounted to $161,460. At June 30, 2009, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

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MFS Investors Trust Series

FINANCIAL STATEMENTS  |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $684,835,134)	$595,183,816
Underlying funds, at cost and value	947,242
Total investments, at value (identified cost, $685,782,376)	$596,131,058
Receivables for
Investments sold	$6,140,072
Fund shares sold	36,189
Interest and dividends	785,401
Other assets	4,958
Total assets		$603,097,678
Liabilities
Payables for
Investments purchased	$1,833,471
Fund shares reacquired	673,827
Payable to affiliates
Management fee	24,837
Shareholder servicing costs	612
Distribution and/or service fees	516
Administrative services fee	691
Payable for independent trustees’ compensation	2,042
Accrued expenses and other liabilities	143,737
Total liabilities		$2,679,733
Net assets		$600,417,945
Net assets consist of
Paid-in capital	$765,038,224
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(89,654,978)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(79,487,137)
Undistributed net investment income	4,521,836
Net assets		$600,417,945
Shares of beneficial interest outstanding		39,955,783

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$562,994,267	37,458,448	$15.03
Service Class	37,423,678	2,497,335	14.99

See Notes to Financial Statements

6

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$7,244,446
Interest	15,309
Dividends from underlying funds	6,978
Foreign taxes withheld	(247,928)
Total investment income		$7,018,805
Expenses
Management fee	$2,110,801
Distribution and/or service fees	43,927
Shareholder servicing costs	57,387
Administrative services fee	60,499
Independent trustees’ compensation	11,300
Custodian fee	58,236
Shareholder communications	102,900
Auditing fees	23,109
Legal fees	9,653
Miscellaneous	20,611
Total expenses		$2,498,423
Reduction of expenses by investment adviser	(2,428)
Net expenses		$2,495,995
Net investment income		$4,522,810
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(39,239,579)
Foreign currency transactions	33,604
Net realized gain (loss) on investments and foreign currency transactions		$(39,205,975)
Change in unrealized appreciation (depreciation)
Investments	$57,935,564
Translation of assets and liabilities in foreign currencies	3,163
Net unrealized gain (loss) on investments and foreign currency translation		$57,938,727
Net realized and unrealized gain (loss) on investments and foreign currency		$18,732,752
Change in net assets from operations		$23,255,562

See Notes to Financial Statements

7

MFS Investors Trust Series

FINANCIAL STATEMENTS  |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$4,522,810	$10,232,673
Net realized gain (loss) on investments and foreign currency transactions	(39,205,975)	(37,315,339)
Net unrealized gain (loss) on investments and foreign currency translation	57,938,727	(287,316,834)
Change in net assets from operations	$23,255,562	$(314,399,500)
Distributions declared to shareholders
From net investment income	$(10,168,612)	$(6,844,843)
From net realized gain on investments	—	(57,981,787)
Total distributions declared to shareholders	$(10,168,612)	$(64,826,630)
Change in net assets from fund share transactions	$(11,284,817)	$(4,496,790)
Total change in net assets	$1,802,133	$(383,722,920)
Net assets
At beginning of period	598,615,812	982,338,732
At end of period (including undistributed net investment income of $4,521,836 and $10,167,638, respectively)	$600,417,945	$598,615,812

See Notes to Financial Statements

8

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$14.64		$23.52	$21.69	$19.29	$18.08	$16.34
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24	$0.17	$0.19	$0.10	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		(7.54)	2.04	2.31	1.21	1.73
Total from investment operations	$0.65		$(7.30)	$2.21	$2.50	$1.31	$1.84
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.17)	$(0.19)	$(0.10)	$(0.10)	$(0.10)
From net realized gain on investments	—		(1.41)	(0.19)	—	—	—
Total distributions declared to shareholders	$(0.26)		$(1.58)	$(0.38)	$(0.10)	$(0.10)	$(0.10)
Net asset value, end of period	$15.03		$14.64	$23.52	$21.69	$19.29	$18.08
Total return (%) (k)(r)(s)	4.57	(n)	(33.08)	10.31	12.99	7.31	11.36 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.84	0.85	0.86	0.88	0.86
Expenses after expense reductions (f)	0.87	(a)	0.84	0.85	0.86	0.88	0.86
Net investment income	1.62	(a)	1.25	0.74	0.93	0.55	0.68
Portfolio turnover	20		29	37	46	55	89
Net assets at end of period (000 Omitted)	$562,994		$560,356	$917,158	$820,583	$722,738	$631,827

See Notes to Financial Statements

9

MFS Investors Trust Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$14.56		$23.39	$21.57	$19.19	$17.99	$16.26
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.11	$0.14	$0.06	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		(7.51)	2.03	2.29	1.20	1.73
Total from investment operations	$0.63		$(7.32)	$2.14	$2.43	$1.26	$1.80
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.10)	$(0.13)	$(0.05)	$(0.06)	$(0.07)
From net realized gain on investments	—		(1.41)	(0.19)	—	—	—
Total distributions declared to shareholders	$(0.20)		$(1.51)	$(0.32)	$(0.05)	$(0.06)	$(0.07)
Net asset value, end of period	$14.99		$14.56	$23.39	$21.57	$19.19	$17.99
Total return (%) (k)(r)(s)	4.47	(n)	(33.25)	10.03	12.69	7.02	11.12 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.09	1.11	1.11	1.13	1.11
Expenses after expense reductions (f)	1.12	(a)	1.09	1.11	1.11	1.13	1.11
Net investment income	1.37	(a)	1.00	0.49	0.69	0.31	0.42
Portfolio turnover	20		29	37	46	55	89
Net assets at end of period (000 Omitted)	$37,424		$38,259	$65,180	$79,976	$79,688	$76,169

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Investors Trust Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$595,183,816	$—	$—	$595,183,816
Mutual Funds	947,242	—	—	947,242
Total Investments	$596,131,058	$—	$—	$596,131,058

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives

12

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

At June 30, 2009, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Investment Transactions (i.e., Purchased Options)
Equity Contracts	$(457,783)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Investments (i.e., Purchased Options)
Equity Contracts	$401,048

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

13

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements.

Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the year six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$9,437,018
Long-term capital gain	55,389,612
Total distributions	$64,826,630

14

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$689,575,066
Gross appreciation	28,246,646
Gross depreciation	(121,690,654)
Net unrealized appreciation (depreciation)	$(93,444,008)

As of 12/31/08
Undistributed ordinary income	$10,167,638
Capital loss carryforwards	(36,298,226)
Other temporary differences	(197,069)
Net unrealized appreciation (depreciation)	(151,379,572)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(36,298,226)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$9,661,595	$6,561,488	$—	$54,177,539
Service Class	507,017	283,355	—	3,804,248
Total	$10,168,612	$6,844,843	$—	$57,981,787

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $57,032, which equated to 0.0202% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $355.

15

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0215% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,084 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,428, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $109,688,255 and $121,031,237, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,828,063	$26,328,764	2,432,521	$49,098,422
Service Class	179,881	2,495,841	378,624	7,187,291
	2,007,944	$28,824,605	2,811,145	$56,285,713
Shares issued to shareholders in reinvestment of distributions
Initial Class	696,582	$9,661,595	2,893,713	$60,739,027
Service Class	36,634	507,017	195,486	4,087,603
	733,216	$10,168,612	3,089,199	$64,826,630
Shares reacquired
Initial Class	(3,351,632)	$(45,524,774)	(6,028,825)	$(111,678,253)
Service Class	(347,577)	(4,753,260)	(732,170)	(13,930,880)
	(3,699,209)	$(50,278,034)	(6,760,995)	$(125,609,133)
Net change
Initial Class	(826,987)	$(9,534,415)	(702,591)	$(1,840,804)
Service Class	(131,062)	(1,750,402)	(158,060)	(2,655,986)
	(958,049)	$(11,284,817)	(860,651)	$(4,496,790)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In

16

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $3,170 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	51,327,594	(50,380,352)	947,242

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,978	$947,242

17

MFS Investors Trust Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

18

MFS INVESTMENT MANAGEMENT

MFS® Value Series

MFS® Variable Insurance Trust

Semiannual report

6/30/09

VLU-SEM

MFS® VALUE SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Value Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	4.4%
Philip Morris International, Inc.	3.9%
AT&T, Inc.	3.3%
TOTAL S.A., ADR	2.9%
Goldman Sachs Group, Inc.	2.8%
Bank of New York Mellon Corp.	2.6%
MetLife, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	2.3%
Wyeth	2.2%

Equity sectors
Financial Services	19.3%
Energy	13.4%
Health Care	12.0%
Consumer Staples	11.5%
Industrial Goods & Services	10.3%
Utilities & Communications	9.7%
Technology	5.9%
Retailing	4.0%
Leisure	3.6%
Basic Materials	3.6%
Special Products & Services	3.1%
Autos & Housing	1.6%
Transportation	0.2%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.85%	$1,000.00	$1,038.92	$4.30
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$1,037.90	$5.56
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Value Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.2%
Aerospace – 8.2%
Lockheed Martin Corp.	416,180	$33,564,915
Northrop Grumman Corp.	353,680	16,156,102
United Technologies Corp.	251,070	13,045,597

		$62,766,614

Alcoholic Beverages – 1.7%
Diageo PLC	714,778	$10,248,426
Molson Coors Brewing Co.	69,790	2,954,211

		$13,202,637

Apparel Manufacturers – 1.2%
NIKE, Inc., “B”	177,150	$9,172,827

Automotive – 0.5%
Johnson Controls, Inc.	164,690	$3,577,067

Broadcasting – 3.3%
Omnicom Group, Inc.	335,880	$10,607,090
Walt Disney Co.	473,010	11,035,323
WPP Group PLC	564,852	3,747,379

		$25,389,792

Brokerage & Asset Managers – 0.3%
Invesco Ltd.	110,400	$1,967,328

Business Services – 2.9%
Accenture Ltd., “A”	468,960	$15,691,402
Dun & Bradstreet Corp.	37,950	3,081,920
Western Union Co.	225,250	3,694,100

		$22,467,422

Chemicals – 2.7%
3M Co.	135,470	$8,141,747
PPG Industries, Inc.	279,606	12,274,703

		$20,416,450

Computer Software – 1.7%
Oracle Corp.	600,960	$12,872,563

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	80,390	$3,107,074
International Business Machines Corp.	131,310	13,711,390

		$16,818,464

Construction – 1.1%
Pulte Homes, Inc.	324,350	$2,864,011
Sherwin-Williams Co.	107,770	5,792,638

		$8,656,649

Consumer Goods & Services – 1.4%
Apollo Group, Inc., “A” (a)	26,200	$1,863,344
Procter & Gamble Co.	173,674	8,874,741

		$10,738,085

Electrical Equipment – 1.4%
Danaher Corp.	99,310	$6,131,399
W.W. Grainger, Inc.	50,610	4,143,947

		$10,275,346

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 2.0%
Agilent Technologies, Inc. (a)	79,810	$1,620,941
Intel Corp.	816,860	13,519,033

		$15,139,974

Energy – Independent – 4.0%
Apache Corp.	136,190	$9,826,109
Devon Energy Corp.	143,670	7,830,015
EOG Resources, Inc.	95,730	6,501,982
Occidental Petroleum Corp.	102,790	6,764,610

		$30,922,716

Energy – Integrated – 8.7%
Chevron Corp.	229,400	$15,197,750
ConocoPhillips	81,430	3,424,946
Exxon Mobil Corp.	253,568	17,726,939
Hess Corp.	153,340	8,242,025
TOTAL S.A., ADR	403,592	21,886,794

		$66,478,454

Food & Beverages – 3.9%
J.M. Smucker Co.	64,576	$3,142,268
Kellogg Co.	139,920	6,516,074
Nestle S.A.	307,191	11,568,962
PepsiCo, Inc.	158,968	8,736,881

		$29,964,185

Food & Drug Stores – 1.9%
CVS Caremark Corp.	269,771	$8,597,602
Kroger Co.	276,650	6,100,133

		$14,697,735

General Merchandise – 0.3%
Macy’s, Inc.	209,940	$2,468,894

Health Maintenance Organizations – 0.3%
WellPoint, Inc. (a)	36,780	$1,871,734

Insurance – 6.8%
Allstate Corp.	554,425	$13,527,970
Aon Corp.	137,190	5,195,385
Chubb Corp.	115,970	4,624,884
MetLife, Inc.	656,763	19,709,458
Prudential Financial, Inc.	100,720	3,748,798
Travelers Cos., Inc.	130,540	5,357,362

		$52,163,857

Leisure & Toys – 0.3%
Hasbro, Inc.	83,920	$2,034,221

Machinery & Tools – 0.7%
Eaton Corp.	122,280	$5,454,911

Major Banks – 12.2%
Bank of New York Mellon Corp.	682,510	$20,004,368
Goldman Sachs Group, Inc.	143,692	21,185,948
JPMorgan Chase & Co.	563,190	19,210,411
PNC Financial Services Group, Inc.	130,630	5,069,750

4

MFS Value Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
State Street Corp.	302,740	$14,289,328
Wells Fargo & Co.	559,150	13,564,979

		$93,324,784

Medical Equipment – 2.4%
Becton, Dickinson & Co.	21,800	$1,554,558
Medtronic, Inc.	287,020	10,014,128
Thermo Fisher Scientific, Inc. (a)	72,640	2,961,533
Waters Corp. (a)	66,730	3,434,593

		$17,964,812

Oil Services – 0.7%
National Oilwell Varco, Inc. (a)	161,310	$5,268,385

Pharmaceuticals – 9.3%
Abbott Laboratories	168,430	$7,922,947
GlaxoSmithKline PLC	206,010	3,621,441
Johnson & Johnson	236,710	13,445,128
Merck & Co., Inc.	588,390	16,451,384
Pfizer, Inc.	689,680	10,345,200
Roche Holding AG	19,770	2,687,432
Wyeth	365,520	16,590,953

		$71,064,485

Railroad & Shipping – 0.2%
Burlington Northern Santa Fe Corp.	23,480	$1,726,719

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	108,056	$6,979,337

Specialty Stores – 0.6%
Home Depot, Inc.	57,390	$1,356,126
Staples, Inc.	168,990	3,408,528

		$4,764,654

Telecommunications – Wireless – 1.3%
Vodafone Group PLC	5,188,053	$10,003,468

Telephone Services – 3.3%
AT&T, Inc.	1,024,980	$25,460,503

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 4.7%
Altria Group, Inc.	167,961	$2,752,881
Lorillard, Inc.	55,790	3,780,888
Philip Morris International, Inc.	676,701	29,517,698

		$36,051,467

Utilities – Electric Power – 5.1%
Dominion Resources, Inc.	302,602	$10,112,959
Entergy Corp.	68,340	5,297,717
FPL Group, Inc.	98,210	5,584,221
PG&E Corp.	139,580	5,365,455
PPL Corp.	203,430	6,705,053
Public Service Enterprise Group, Inc.	191,800	6,258,434

		$39,323,839

Total Common Stocks (Identified Cost, $809,199,435)		$751,450,378

MONEY MARKET FUNDS (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	11,146,794	$11,146,794

Total Investments (Identified Cost, $820,346,229)		$762,597,172

OTHER ASSETS, LESS LIABILITIES – 0.3%		2,610,813

Net Assets – 100.0%		$765,207,985

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $809,199,435)	$751,450,378
Underlying funds, at cost and value	11,146,794
Total investments, at value (identified cost, $820,346,229)	$762,597,172
Receivables for
Investments sold	$2,871,448
Fund shares sold	2,241,903
Interest and dividends	1,927,512
Other assets	4,128
Total assets		$769,642,163
Liabilities
Payables for
Investments purchased	$4,158,034
Fund shares reacquired	138,978
Payable to affiliates
Management fee	31,452
Shareholder servicing costs	797
Distribution and/or service fees	6,177
Administrative services fee	864
Payable for independent trustees’ compensation	1,578
Accrued expenses and other liabilities	96,298
Total liabilities		$4,434,178
Net assets		$765,207,985
Net assets consist of
Paid-in capital	$897,740,523
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(57,739,787)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(81,721,436)
Undistributed net investment income	6,928,685
Net assets		$765,207,985
Shares of beneficial interest outstanding		76,998,442

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$314,736,783	31,503,062	$9.99
Service Class	450,471,202	45,495,380	9.90

See Notes to Financial Statements

6

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$10,352,404
Interest	198
Dividends from underlying funds	16,454
Foreign taxes withheld	(170,290)
Total investment income		$10,198,766
Expenses
Management fee	$2,461,561
Distribution and/or service fees	466,094
Shareholder servicing costs	65,480
Administrative services fee	69,908
Independent trustees’ compensation	11,224
Custodian fee	56,268
Shareholder communications	92,551
Auditing fees	23,457
Legal fees	7,281
Miscellaneous	18,509
Total expenses		$3,272,333
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(2,757)
Net expenses		$3,269,572
Net investment income		$6,929,194
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(28,669,285)
Foreign currency transactions	22,265
Net realized gain (loss) on investments and foreign currency transactions		$(28,647,020)
Change in unrealized appreciation (depreciation)
Investments	$62,304,255
Translation of assets and liabilities in foreign currencies	21,144
Net unrealized gain (loss) on investments and foreign currency translation		$62,325,399
Net realized and unrealized gain (loss) on investments and foreign currency		$33,678,379
Change in net assets from operations		$40,607,573

See Notes to Financial Statements

7

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$6,929,194	$9,681,034
Net realized gain (loss) on investments and foreign currency transactions	(28,647,020)	(52,205,591)
Net unrealized gain (loss) on investments and foreign currency translation	62,325,399	(181,923,589)
Change in net assets from operations	$40,607,573	$(224,448,146)
Distributions declared to shareholders
From net investment income	$(9,632,454)	$(6,568,632)
From net realized gain on investments	—	(23,603,194)
Total distributions declared to shareholders	$(9,632,454)	$(30,171,826)
Change in net assets from fund share transactions	$219,983,458	$180,678,647
Total change in net assets	$250,958,577	$(73,941,325)
Net assets
At beginning of period	514,249,408	588,190,733
At end of period (including undistributed net investment income of $6,928,685 and $9,631,945, respectively)	$765,207,985	$514,249,408

See Notes to Financial Statements

8

MFS Value Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$9.76		$15.25	$14.52	$12.52	$12.13	$10.76
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.21	$0.22	$0.18	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		(4.98)	0.92	2.32	0.60	1.44
Total from investment operations	$0.37		$(4.76)	$1.13	$2.54	$0.78	$1.60
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.17)	$(0.15)	$(0.14)	$(0.10)	$(0.06)
From net realized gain on investments	—		(0.56)	(0.25)	(0.40)	(0.29)	(0.17)
Total distributions declared to shareholders	$(0.14)		$(0.73)	$(0.40)	$(0.54)	$(0.39)	$(0.23)
Net asset value, end of period	$9.99		$9.76	$15.25	$14.52	$12.52	$12.13
Total return (%) (k)(r)(s)	3.89	(n)	(32.58)	7.91	20.84	6.66	15.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.84	0.86	0.88	0.91	0.93
Expenses after expense reductions (f)	0.85	(a)	0.84	0.86	0.88	0.90	0.90
Net investment income	2.21	(a)	1.77	1.41	1.65	1.50	1.44
Portfolio turnover	12		36	23	25	20	34
Net assets at end of period (000 Omitted)	$314,737		$295,721	$390,346	$256,529	$132,371	$83,704

See Notes to Financial Statements

9

MFS Value Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$9.67		$15.12	$14.42	$12.44	$12.07	$10.73
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.17	$0.18	$0.15	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(4.94)	0.91	2.32	0.59	1.43
Total from investment operations	$0.35		$(4.75)	$1.08	$2.50	$0.74	$1.56
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.14)	$(0.13)	$(0.12)	$(0.08)	$(0.05)
From net realized gain on investments	—		(0.56)	(0.25)	(0.40)	(0.29)	(0.17)
Total distributions declared to shareholders	$(0.12)		$(0.70)	$(0.38)	$(0.52)	$(0.37)	$(0.22)
Net asset value, end of period	$9.90		$9.67	$15.12	$14.42	$12.44	$12.07
Total return (%) (k)(r)(s)	3.79	(n)	(32.74)	7.59	20.60	6.38	14.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.09	1.11	1.13	1.16	1.18
Expenses after expense reductions (f)	1.10	(a)	1.09	1.11	1.13	1.15	1.15
Net investment income	2.03	(a)	1.57	1.16	1.40	1.25	1.19
Portfolio turnover	12		36	23	25	20	34
Net assets at end of period (000 Omitted)	$450,471		$218,528	$197,844	$140,135	$60,247	$35,500

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Value Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input

11

MFS Value Series

Notes to Financial Statements (unaudited) – continued

that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$751,450,378	$—	$—	$751,450,378
Mutual Funds	11,146,794	—	—	11,146,794
Total Investments	$762,597,172	$—	$—	$762,597,172

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

12

MFS Value Series

Notes to Financial Statements (unaudited) – continued

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary

13

MFS Value Series

Notes to Financial Statements (unaudited) – continued

overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$9,643,466
Long-term capital gain	20,528,360
Total distributions	$30,171,826

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$829,444,229
Gross appreciation	$21,686,725
Gross depreciation	(88,533,782)
Net unrealized appreciation (depreciation)	$(66,847,057)

As of 12/31/08
Undistributed ordinary income	9,631,945
Capital loss carryforwards	(43,502,137)
Other temporary differences	(486,153)
Net unrealized appreciation (depreciation)	(129,151,312)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(43,502,137)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statement of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$4,240,834	$4,556,105	$—	$15,373,508
Service Class	5,391,620	2,012,527	—	8,229,686
Total	$9,632,454	$6,568,632	$—	$23,603,194

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2009, was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2010. For the six months ended June 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

14

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $65,220, which equated to 0.0198% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $260.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0213% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,455 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,757, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $292,125,844 and $80,422,752, respectively.

15

MFS Value Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,492,041	$23,251,864	6,288,355	$81,982,027
Service Class	24,382,759	220,702,014	11,634,729	139,348,577
	26,874,800	$243,953,878	17,923,084	$221,330,604
Shares issued to shareholders in reinvestment of distributions
Initial Class	465,514	$4,240,834	1,458,976	$19,929,613
Service Class	596,418	5,391,620	755,326	10,242,213
	1,061,932	$9,632,454	2,214,302	$30,171,826
Shares reacquired
Initial Class	(1,755,822)	$(15,369,335)	(3,050,035)	$(35,979,239)
Service Class	(2,079,717)	(18,233,539)	(2,878,749)	(34,844,544)
	(3,835,539)	$(33,602,874)	(5,928,784)	$(70,823,783)
Net change
Initial Class	1,201,733	$12,123,363	4,697,296	$65,932,401
Service Class	22,899,460	207,860,095	9,511,306	114,746,246
	24,101,193	$219,983,458	14,208,602	$180,678,647

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $3,222 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	226,030,723	(214,883,929)	11,146,794

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,454	$11,146,794

16

MFS Value Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

17

MFS® Variable Insurance Trust
Semiannual report

MFS® Mid Cap Growth Series

6/30/09
VMG-SEM

MFS® MID CAP GROWTH SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Mid Cap Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
St. Jude Medical, Inc.	1.9%
IDEXX Laboratories, Inc.	1.9%
Plains Exploration & Production Co.	1.7%
Noble Corp.	1.6%
Express Scripts, Inc.	1.5%
Adobe Systems, Inc.	1.5%
Strayer Education, Inc.	1.5%
PetSmart, Inc.	1.5%
International Game Technology	1.4%
VeriSign, Inc.	1.4%

Equity sectors
Technology	16.2%
Health Care	12.4%
Industrial Goods & Services	10.5%
Special Products & Services	9.2%
Leisure	8.4%
Energy	8.0%
Retailing	6.7%
Financial Services	6.5%
Basic Materials	4.8%
Transportation	4.4%
Consumer Staples	3.8%
Utilities & Communications	3.4%
Autos & Housing	1.6%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.93%	$1,000.00	$1,126.25	$4.90
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
Service Class	Actual	1.18%	$1,000.00	$1,121.88	$6.21
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 95.9%
Aerospace – 1.1%
Goodrich Corp.	25,450	$1,271,729

Airlines – 0.7%
Copa Holdings S.A., “A”	18,990	$775,172

Alcoholic Beverages – 0.8%
Molson Coors Brewing Co.	20,590	$871,575

Apparel Manufacturers – 0.9%
Coach, Inc.	38,790	$1,042,675

Biotechnology – 0.9%
Alexion Pharmaceuticals, Inc. (a)	15,800	$649,696
Illumina, Inc. (a)	8,900	346,566

		$996,262

Broadcasting – 0.6%
Discovery Communications, Inc., “A” (a)	32,820	$740,091

Brokerage & Asset Managers – 3.9%
Affiliated Managers Group, Inc. (a)	14,130	$822,225
BM&F Bovespa S.A.	92,500	556,086
Bolsa Mexicana de Valores S.A. de C.V. (a)	132,600	121,340
Greenhill & Co., Inc.	5,570	402,210
IntercontinentalExchange, Inc. (a)	10,870	1,241,789
Lazard Ltd.	10,710	288,313
TD AMERITRADE Holding Corp. (a)	58,700	1,029,598

		$4,461,561

Business Services – 4.1%
Amdocs Ltd. (a)	31,430	$674,174
Cia Brasileira De Meios (a)	9,060	77,908
Cognizant Technology Solutions Corp., “A” (a)	47,890	1,278,663
Concur Technologies, Inc. (a)	9,200	285,936
CoStar Group, Inc. (a)	11,610	462,891
MasterCard, Inc., “A”	8,090	1,353,538
Visa, Inc., “A”	8,520	530,455

		$4,663,565

Chemicals – 1.2%
Ecolab, Inc.	36,680	$1,430,153

Computer Software – 7.5%
Adobe Systems, Inc. (a)	59,090	$1,672,247
Akamai Technologies, Inc. (a)	55,500	1,064,490
Autodesk, Inc. (a)	43,060	817,279
Citrix Systems, Inc. (a)	47,380	1,510,948
MicroStrategy, Inc., “A” (a)	28,950	1,453,869
Parametric Technology Corp. (a)	43,710	510,970
VeriSign, Inc. (a)(s)	83,700	1,546,776

		$8,576,579

Computer Software – Systems – 0.4%
MICROS Systems, Inc. (a)	18,000	$455,760

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 1.6%
Black & Decker Corp.	16,140	$462,572
Mohawk Industries, Inc. (a)	6,300	224,784
NVR, Inc. (a)	600	301,434
Pulte Homes, Inc.	47,850	422,516
Sherwin-Williams Co.	7,540	405,275

		$1,816,581

Consumer Goods & Services – 5.8%
Avon Products, Inc.	31,020	$799,696
Capella Education Co. (a)	21,960	1,316,502
DeVry, Inc.	21,730	1,087,369
Monster Worldwide, Inc. (a)	39,010	460,708
priceline.com, Inc. (a)	11,370	1,268,324
Strayer Education, Inc.	7,660	1,670,723

		$6,603,322

Containers – 1.0%
Owens-Illinois, Inc. (a)	39,670	$1,111,157

Electrical Equipment – 6.0%
AMETEK, Inc.	42,090	$1,455,472
Baldor Electric Co.	23,900	568,581
Danaher Corp.	22,590	1,394,707
Mettler-Toledo International, Inc. (a)	11,900	918,085
Rockwell Automation, Inc.	36,990	1,188,119
Tyco Electronics Ltd.	15,310	284,613
W.W. Grainger, Inc.	12,680	1,038,238

		$6,847,815

Electronics – 6.7%
Dolby Laboratories, Inc., “A” (a)	12,400	$462,272
Flextronics International Ltd. (a)	213,800	878,718
Hittite Microwave Corp. (a)	23,880	829,830
Linear Technology Corp.	44,930	1,049,116
Marvell Technology Group Ltd. (a)	83,940	977,062
MEMC Electronic Materials, Inc. (a)	53,710	956,575
National Semiconductor Corp.	82,760	1,038,638
NetLogic Microsystems, Inc. (a)	6,420	234,073
Silicon Laboratories, Inc. (a)	31,370	1,190,178

		$7,616,462

Energy – Independent – 5.0%
Arena Resources, Inc. (a)	21,960	$699,426
Denbury Resources, Inc. (a)	73,870	1,088,105
Petrohawk Energy Corp. (a)	28,290	630,867
Plains Exploration & Production Co. (a)	68,970	1,887,019
Ultra Petroleum Corp. (a)	35,360	1,379,040

		$5,684,457

Engineering – Construction – 1.2%
Fluor Corp.	10,740	$550,855
Quanta Services, Inc. (a)	37,000	855,810

		$1,406,665

4

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Entertainment – 1.7%
DreamWorks Animation, Inc., “A” (a)	53,290	$1,470,271
TiVo, Inc. (a)	48,730	510,690

		$1,980,961

Food & Beverages – 1.7%
Hain Celestial Group, Inc. (a)	7,070	$110,363
J.M. Smucker Co.	25,790	1,254,941
Mead Johnson Nutrition Co., “A”	19,830	629,999

		$1,995,303

Gaming & Lodging – 2.1%
International Game Technology	98,950	$1,573,305
Starwood Hotels & Resorts Worldwide, Inc.	37,030	822,066

		$2,395,371

Insurance – 1.0%
Allied World Assurance Co. Holdings Ltd.	9,240	$377,269
Aspen Insurance Holdings Ltd.	33,770	754,422

		$1,131,691

Internet – 0.4%
Omniture, Inc. (a)	34,970	$439,223

Leisure & Toys – 1.4%
Electronic Arts, Inc. (a)	38,130	$828,184
THQ, Inc. (a)	101,790	728,816

		$1,557,000

Machinery & Tools – 2.2%
Cummins, Inc.	19,040	$670,398
Eaton Corp.	15,360	685,210
Kennametal, Inc.	29,490	565,618
Roper Industries, Inc.	13,960	632,528

		$2,553,754

Major Banks – 0.5%
State Street Corp.	12,650	$597,080

Medical & Health Technology & Services – 5.6%
athenahealth, Inc. (a)	11,090	$410,441
Express Scripts, Inc. (a)	25,510	1,753,813
IDEXX Laboratories, Inc. (a)	46,670	2,156,154
Medassets, Inc. (a)	19,000	369,550
Medco Health Solutions, Inc. (a)	28,050	1,279,361
MEDNAX, Inc. (a)	9,800	412,874

		$6,382,193

Medical Equipment – 5.1%
C.R. Bard, Inc.	15,100	$1,124,195
DENTSPLY International, Inc.	29,980	914,990
Edwards Lifesciences Corp. (a)	9,840	669,415
Intuitive Surgical, Inc. (a)	3,200	523,712
NuVasive, Inc. (a)	7,800	347,880
St. Jude Medical, Inc. (a)	54,130	2,224,743

		$5,804,935

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.5%
Cliffs Natural Resources, Inc.	12,610	$308,567
Steel Dynamics, Inc.	21,900	322,587

		$631,154

Natural Gas – Distribution – 0.8%
EQT Corp.	16,500	$576,015
Questar Corp.	9,480	294,449

		$870,464

Network & Telecom – 0.5%
Ciena Corp. (a)	52,940	$547,929

Oil Services – 3.0%
Cameron International Corp. (a)	27,230	$770,609
Noble Corp.	58,770	1,777,793
Smith International, Inc.	36,270	933,953

		$3,482,355

Other Banks & Diversified Financials – 0.8%
People’s United Financial, Inc.	18,630	$280,195
SVB Financial Group (a)	24,400	664,168

		$944,363

Personal Computers & Peripherals – 0.7%
Nuance Communications, Inc. (a)	69,850	$844,487

Pharmaceuticals – 0.8%
Allergan, Inc.	20,050	$953,979

Precious Metals & Minerals – 1.0%
Agnico-Eagle Mines Ltd.	8,600	$451,328
Teck Resources Ltd., “B” (a)	44,490	709,171

		$1,160,499

Printing & Publishing – 1.1%
MSCI, Inc., “A” (a)	39,710	$970,512
VistaPrint Ltd. (a)	6,700	285,755

		$1,256,267

Real Estate – 0.3%
Host Hotels & Resorts, Inc., REIT	35,310	$296,251

Restaurants – 1.5%
Darden Restaurants, Inc.	24,880	$820,542
P.F. Chang’s China Bistro, Inc. (a)	17,330	555,600
Wendy’s/Arby’s Group, Inc., “A”	76,170	304,680

		$1,680,822

Specialty Chemicals – 1.1%
Airgas, Inc.	23,590	$956,103
Rockwood Holdings, Inc. (a)	19,100	279,624

		$1,235,727

Specialty Stores – 5.8%
Abercrombie & Fitch Co., “A”	36,200	$919,118
Ctrip.com International Ltd., ADR (a)	7,170	331,971
Dick’s Sporting Goods, Inc. (a)	31,620	543,864
Nordstrom, Inc.	12,800	254,592
PetSmart, Inc.	77,290	1,658,643

5

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Ross Stores, Inc.	17,160	$662,376
Staples, Inc.	51,620	1,041,175
Tiffany & Co.	46,590	1,181,522

		$6,593,261

Telecommunications – Wireless – 0.2%
MetroPCS Communications, Inc. (a)	15,200	$202,312

Telephone Services – 1.3%
American Tower Corp., “A” (a)	48,860	$1,540,556

Tobacco – 0.6%
Lorillard, Inc.	10,260	$695,320

Trucking – 3.7%
Con-way, Inc.	8,200	$289,542
Expeditors International of Washington, Inc.	32,590	1,086,551
J.B. Hunt Transport Services, Inc.	21,590	659,143
Landstar System, Inc.	40,040	1,437,836
Old Dominion Freight Lines, Inc. (a)	20,910	701,949

		$4,175,021

Utilities – Electric Power – 1.1%
AES Corp. (a)	75,000	$870,750
Allegheny Energy, Inc.	16,810	431,177

		$1,301,927

Total Common Stocks (Identified Cost, $109,591,255)		$109,621,786

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) – 3.6%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	4,136,607	$4,136,607

Total Investments (Identified Cost, $113,727,862)		$113,758,393

OTHER ASSETS, LESS LIABILITIES – 0.5%		554,111

Net Assets – 100.0%		$114,312,504

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2009, the value of securities pledged amounted to $184,800. At June 30, 2009, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $109,591,255)	$109,621,786
Underlying funds, at cost and value	4,136,607
Total investments, at value (identified cost, $113,727,862)	$113,758,393
Receivables for
Investments sold	2,038,622
Fund shares sold	449,862
Dividends	50,767
Other assets	1,066
Total assets		$116,298,710
Liabilities
Payables for
Investments purchased	$1,906,445
Fund shares reacquired	16,779
Payable to affiliates
Management fee	4,706
Shareholder servicing costs	424
Distribution and/or service fees	334
Administrative services fee	165
Payable for independent trustees’ compensation	2,227
Accrued expenses and other liabilities	55,126
Total liabilities		$1,986,206
Net assets		$114,312,504
Net assets consist of
Paid-in capital	$182,702,908
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	31,028
Accumulated net realized gain (loss) on investments and foreign currency transactions	(68,415,005)
Accumulated distributions in excess of net investment income	(6,427)
Net assets		$114,312,504
Shares of beneficial interest outstanding		31,320,443

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$89,787,764	24,490,048	$3.67
Service Class	24,524,740	6,830,395	3.59

See Notes to Financial Statements

7

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment loss
Income
Dividends	$465,882
Dividends from underlying funds	5,132
Interest	165
Foreign taxes withheld	(446)
Total investment income		$470,733
Expenses
Management fee	$360,715
Distribution and/or service fees	27,383
Shareholder servicing costs	10,132
Administrative services fee	13,363
Independent trustees’ compensation	3,796
Custodian fee	14,242
Shareholder communications	15,321
Auditing fees	23,108
Legal fees	2,263
Miscellaneous	6,808
Total expenses		$477,131
Fees paid indirectly	(54)
Reduction of expenses by investment adviser	(407)
Net expenses		$476,670
Net investment loss		$(5,937)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(11,603,520)
Foreign currency transactions	(1,173)
Net realized gain (loss) on investments and foreign currency transactions		$(11,604,693)
Change in unrealized appreciation (depreciation)
Investments	$23,003,788
Translation of assets and liabilities in foreign currencies	458
Net unrealized gain (loss) on investments and foreign currency translation		$23,004,246
Net realized and unrealized gain (loss) on investments and foreign currency		$11,399,553
Change in net assets from operations		$11,393,616

See Notes to Financial Statements

8

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income (loss)	$(5,937)	$258,140
Net realized gain (loss) on investments and foreign currency transactions	(11,604,693)	(56,167,844)
Net unrealized gain (loss) on investments and foreign currency translation	23,004,246	(49,036,183)
Change in net assets from operations	$11,393,616	$(104,945,887)
Distributions declared to shareholders
From net investment income	$(255,575)	$—
From net realized gain on investments	—	(23,123,971)
Total distributions declared to shareholders	$(255,575)	$(23,123,971)
Change in net assets from fund share transactions	$7,597,661	$2,389,823
Total change in net assets	$18,735,702	$(125,680,035)
Net assets
At beginning of period	95,576,802	221,256,837
At end of period (including accumulated distributions in excess of net investment income of $6,427 and undistributed net investment income of $255,085, respectively)	$114,312,504	$95,576,802

See Notes to Financial Statements

9

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$3.27		$7.66	$7.25	$7.30	$7.08	$6.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.01	$(0.01)	$0.01	$(0.03)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		(3.55)	0.71	0.18	0.25	0.94
Total from investment operations	$0.41		$(3.54)	$0.70	$0.19	$0.22	$0.90
Less distributions declared to shareholders
From net investment income	$(0.01)		$—	$(0.01)	$—	$—	$—
From net realized gain on investments	—		(0.85)	(0.28)	(0.24)	—	—
Total distributions declared to shareholders	$(0.01)		$(0.85)	$(0.29)	$(0.24)	$—	$—
Net asset value, end of period	$3.67		$3.27	$7.66	$7.25	$7.30	$7.08
Total return (%) (k)(r)(s)	12.63	(n)	(51.56)	9.82	2.55	3.11	14.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.87	0.91	0.90	0.92	0.87
Expenses after expense reductions (f)	0.93	(a)	0.87	0.91	0.89	0.92	0.87
Net investment income (loss)	0.04	(a)	0.21	(0.10)	0.19	(0.40)	(0.56)
Portfolio turnover	69		104	91	141	86	83
Net assets at end of period (000 Omitted)	$89,788		$73,066	$173,048	$190,684	$216,765	$221,192

See Notes to Financial Statements

10

MFS Mid Cap Growth Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007	2006		2005	2004
	(unaudited)
Net asset value, beginning of period	$3.20		$7.52		$7.13	$7.20		$7.00	$6.12
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.00	)(w)	$(0.04)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		(3.47)		0.70	0.17		0.24	0.93
Total from investment operations	$0.39		$(3.47)		$0.67	$0.17		$0.20	$0.88
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.85)		$(0.28)	$(0.24)		$—	$—
Net asset value, end of period	$3.59		$3.20		$7.52	$7.13		$7.20	$7.00
Total return (%) (k)(r)(s)	12.19	(n)	(51.59)		9.51	2.30		2.86	14.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.12		1.16	1.15		1.17	1.12
Expenses after expense reductions (f)	1.18	(a)	1.12		1.16	1.15		1.17	1.12
Net investment loss	(0.20	)(a)	(0.05)		(0.35)	(0.02)		(0.66)	(0.81)
Portfolio turnover	69		104		91	141		86	83
Net assets at end of period (000 Omitted)	$24,525		$22,511		$48,209	$41,929		$40,116	$49,849

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

11

MFS Mid Cap Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$109,621,786	$—	$—	$109,621,786
Mutual Funds	4,136,607	—	—	4,136,607
Total Investments	$113,758,393	$—	$—	$113,758,393

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative

13

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2009, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

14

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$253,243
Long-term capital gain	22,870,728
Total distributions	$23,123,971

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$116,782,888
Gross appreciation	10,425,754
Gross depreciation	(13,450,249)
Net unrealized appreciation (depreciation)	$(3,024,495)
As of 12/31/08
Undistributed ordinary income	255,085
Capital loss carryforwards	(53,689,381)
Other temporary differences	(250,666)
Net unrealized appreciation (depreciation)	(25,843,483)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(53,689,381)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per

15

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$255,575	$—	$—	$17,937,408
Service Class	—	—	—	5,186,563
Total	$255,575	$—	$—	$23,123,971

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2009 was equivalent to 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $9,619, which equated to 0.0200% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $513.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0277% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $519 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $407, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

16

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $72,988,970 and $65,377,455, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,914,874	$13,578,172	3,548,518	$21,478,916
Service Class	828,652	2,795,329	1,686,814	7,693,407
	4,743,526	$16,373,501	5,235,332	$29,172,323
Shares issued to shareholders in reinvestment of distributions
Initial Class	75,614	$255,575	2,838,198	$17,937,408
Service Class	—	—	837,894	5,186,563
	75,614	$255,575	3,676,092	$23,123,971
Shares reacquired
Initial Class	(1,810,884)	$(5,755,050)	(6,673,717)	$(38,957,007)
Service Class	(1,031,850)	(3,276,365)	(1,901,701)	(10,949,464)
	(2,842,734)	$(9,031,415)	(8,575,418)	$(49,906,471)
Net change
Initial Class	2,179,604	$8,078,697	(287,001)	$459,317
Service Class	(203,198)	(481,036)	623,007	1,930,506
	1,976,406	$7,597,661	336,006	$2,389,823

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $519 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	25,898,547	(21,761,940)	4,136,607

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,132	$4,136,607

17

MFS Mid Cap Growth Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

18

MFS INVESTMENT MANAGEMENT

MFS® New Discovery Series

MFS® Variable Insurance Trust

Semiannual report

6/30/09

VND-SEM

MFS® NEW DISCOVERY SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS New Discovery Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Mindray Medical International Ltd., ADR	1.7%
ARM Holdings PLC	1.6%
NVR, Inc.	1.6%
Team, Inc.	1.6%
IDEXX Laboratories, Inc.	1.5%
Silicon Laboratories, Inc.	1.5%
Quanta Services, Inc.	1.4%
International Game Technology	1.4%
Copart, Inc.	1.4%
MEMC Electronic Materials, Inc.	1.4%

Equity sectors
Technology	23.0%
Health Care	20.9%
Industrial Goods & Services	12.3%
Financial Services	7.8%
Special Products & Services	7.7%
Leisure	6.5%
Energy	5.6%
Retailing	4.6%
Transportation	3.4%
Basic Materials	2.5%
Consumer Staples	2.3%
Autos & Housing	2.3%
Utilities & Communications	1.0%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	1.04%	$1,000.00	$1,255.16	$5.82
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
Service Class	Actual	1.29%	$1,000.00	$1,254.68	$7.21
	Hypothetical (h)	1.29%	$1,000.00	$1,018.40	$6.46

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS New Discovery Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.9%
Airlines – 0.9%
Copa Holdings S.A., “A”	108,600	$4,433,052

Apparel Manufacturers – 0.4%
Stella International Holdings	1,353,500	$2,183,050

Biotechnology – 1.1%
Alkermes, Inc. (a)	146,040	$1,580,153
Luminex Corp. (a)	222,670	4,128,302

		$5,708,455

Brokerage & Asset Managers – 2.4%
BM&F Bovespa S.A.	675,400	$4,060,328
Bolsa Mexicana de Valores S.A. de C.V. (a)	1,403,000	1,283,857
IntercontinentalExchange, Inc. (a)	24,420	2,789,741
Thomas Weisel Partners Group (a)	215,090	1,294,842
TradeStation Group, Inc. (a)	328,460	2,778,772

		$12,207,540

Business Services – 5.4%
ATA, Inc., ADR (a)	167,850	$1,487,990
Cia Brasileira De Meios (a)	47,070	404,761
Concur Technologies, Inc. (a)	193,240	6,005,899
Constant Contact, Inc. (a)	141,002	2,797,480
Copart, Inc. (a)	207,480	7,193,332
CoStar Group, Inc. (a)	122,310	4,876,500
Kroton Educacional S.A., IEU	87,800	591,457
LogMeIn, Inc. (a)	57,570	921,120
Ultimate Software Group, Inc. (a)	130,390	3,160,654

		$27,439,193

Computer Software – 4.7%
ANSYS, Inc. (a)	120,740	$3,762,258
Blackboard, Inc. (a)	162,110	4,678,495
CommVault Systems, Inc. (a)	277,810	4,606,090
NetSuite, Inc. (a)	62,160	734,110
Salesforce.com, Inc. (a)	127,650	4,872,401
SolarWinds, Inc. (a)	138,560	2,284,854
SPSS, Inc. (a)	99,430	3,317,979

		$24,256,187

Computer Software – Systems – 1.7%
MICROS Systems, Inc. (a)	210,210	$5,322,517
PROS Holdings, Inc. (a)	398,940	3,239,393

		$8,561,910

Construction – 2.3%
MYR Group, Inc. (a)	123,630	$2,499,799
NVR, Inc. (a)	16,340	8,209,053
Urbi Desarrollos Urbanos S.A. de C.V. (a)	718,490	1,093,428

		$11,802,280

Consumer Goods & Services – 3.0%
Capella Education Co. (a)	58,990	$3,536,451
Dabur India Ltd.	470,240	1,233,883
Hengan International Group Co. Ltd.	424,000	1,979,925
Monster Worldwide, Inc. (a)	272,540	3,218,697

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – continued
Natura Cosmeticos S.A.	139,210	$1,837,188
Strayer Education, Inc.	16,090	3,509,390

		$15,315,534

Electrical Equipment – 2.6%
Acuity Brands, Inc.	85,160	$2,388,738
Baldor Electric Co.	102,560	2,439,902
Mettler-Toledo International, Inc. (a)	43,360	3,345,224
Sunpower Corp., “A” (a)(l)	121,560	3,238,358
Yingli Green Energy Holding Co. Ltd., ADR (a)	140,610	1,905,266

		$13,317,488

Electronics – 7.0%
ARM Holdings PLC	4,179,780	$8,234,695
Hittite Microwave Corp. (a)	176,040	6,117,390
MEMC Electronic Materials, Inc. (a)	401,640	7,153,208
NetLogic Microsystems, Inc. (a)	124,470	4,538,176
Silicon Laboratories, Inc. (a)	198,130	7,517,052
Stratasys, Inc. (a)	184,870	2,031,721

		$35,592,242

Energy – Independent – 4.0%
Arena Resources, Inc. (a)	108,960	$3,470,376
Continental Resources, Inc. (a)	120,790	3,351,923
Denbury Resources, Inc. (a)	213,060	3,138,374
EXCO Resources, Inc. (a)	315,290	4,073,547
Petrohawk Energy Corp. (a)	135,040	3,011,392
Ultra Petroleum Corp. (a)	85,950	3,352,050

		$20,397,662

Engineering – Construction – 4.2%
North American Energy Partners, Inc. (a)	1,005,905	$6,125,961
Quanta Services, Inc. (a)	318,174	7,359,365
Team, Inc. (a)	518,180	8,119,881

		$21,605,207

Entertainment – 0.6%
TiVo, Inc. (a)	312,480	$3,274,790

Food & Beverages – 1.3%
Hain Celestial Group, Inc. (a)	190,710	$2,976,983
Mead Johnson Nutrition Co., “A”	113,980	3,621,145

		$6,598,128

Forest & Paper Products – 0.7%
Universal Forest Products, Inc.	105,490	$3,490,664

Gaming & Lodging – 2.8%
Genting Berhad	878,300	$1,405,819
International Game Technology	456,560	7,259,304
Orient-Express Hotels Ltd., “A”	655,820	5,567,912

		$14,233,035

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	76,800	$1,140,928

4

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 0.8%
PICO Holdings, Inc. (a)	139,180	$3,994,466

Internet – 5.8%
Dealertrack Holdings, Inc. (a)	377,317	$6,414,389
Omniture, Inc. (a)	559,030	7,021,417
Overstock.com, Inc. (a)	140,480	1,680,141
Rackspace Hosting, Inc. (a)	350,550	4,858,623
TechTarget, Inc. (a)	889,386	3,557,544
Vocus, Inc. (a)	299,650	5,921,084

		$29,453,198

Machinery & Tools – 5.0%
Actuant Corp., “A”	256,700	$3,131,740
Albany International Corp.	165,000	1,877,700
Colfax Corp. (a)	586,850	4,530,482
Kennametal, Inc.	255,880	4,907,778
Polypore International, Inc. (a)	443,610	4,932,943
Ritchie Bros. Auctioneers, Inc. (l)	132,070	3,097,042
Titan Machinery, Inc. (a)	249,730	3,169,074

		$25,646,759

Medical & Health Technology & Services – 10.0%
athenahealth, Inc. (a)	139,230	$5,152,902
Diagnosticos da America S.A. (a)	254,900	4,474,897
Genoptix, Inc. (a)	75,700	2,421,643
Healthcare Services Group, Inc.	130,020	2,324,758
IDEXX Laboratories, Inc. (a)(l)	170,116	7,859,359
IPC The Hospitalist Co., Inc. (a)	197,350	5,267,272
LCA-Vision, Inc. (a)	495,100	2,089,322
Medassets, Inc. (a)	333,280	6,482,296
Medidata Solutions, Inc. (a)	136,890	2,242,258
MEDNAX, Inc. (a)	135,750	5,719,148
MWI Veterinary Supply, Inc. (a)	197,585	6,887,813

		$50,921,668

Medical Equipment – 8.8%
AtriCure, Inc. (a)	131,890	$461,615
Conceptus, Inc. (a)	293,330	4,957,277
DENTSPLY International, Inc.	185,680	5,666,954
Dexcom, Inc. (a)	701,499	4,342,279
Edwards Lifesciences Corp. (a)	36,420	2,477,653
Intuitive Surgical, Inc. (a)	16,380	2,680,751
Mindray Medical International Ltd., ADR (l)	309,880	8,651,850
NxStage Medical, Inc. (a)	1,153,516	6,805,744
ResMed, Inc. (a)	150,100	6,113,573
Thoratec Corp. (a)	99,990	2,677,732

		$44,835,428

Metals & Mining – 1.8%
Cameco Corp.	157,020	$4,019,712
Century Aluminum Co. (a)	309,830	1,930,241
Cliffs Natural Resources, Inc.	128,450	3,143,172

		$9,093,125

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 2.5%
Ciena Corp. (a)	623,080	$6,448,878
NICE Systems Ltd., ADR (a)	108,740	2,508,632
Polycom, Inc. (a)	184,540	3,740,626

		$12,698,136

Oil Services – 1.6%
Cal Dive International, Inc. (a)	238,040	$2,054,285
Dresser-Rand Group, Inc. (a)	188,760	4,926,636
Natural Gas Services Group, Inc. (a)	79,660	1,059,478

		$8,040,399

Other Banks & Diversified Financials – 3.4%
City National Corp.	113,300	$4,172,839
People’s United Financial, Inc.	277,060	4,166,982
Redecard S.A.	95,000	1,461,725
Signature Bank (a)	159,390	4,322,657
SVB Financial Group (a)	119,520	3,253,334

		$17,377,537

Personal Computers & Peripherals – 1.3%
Nuance Communications, Inc. (a)	540,034	$6,529,011

Pharmaceuticals – 0.8%
Cadence Pharmaceuticals, Inc. (a)	131,360	$1,312,286
Genomma Lab Internacional S.A., “B” (a)	1,354,900	1,214,119
Inspire Pharmaceuticals, Inc. (a)	271,800	1,511,208

		$4,037,613

Pollution Control – 0.5%
Duoyuan Global Water, Inc., ADR (a)	102,730	$2,494,284

Printing & Publishing – 2.0%
MSCI, Inc., “A” (a)	269,540	$6,587,558
VistaPrint Ltd. (a)	89,020	3,796,703

		$10,384,261

Railroad & Shipping – 0.3%
Diana Shipping, Inc.	124,340	$1,656,209

Real Estate – 1.2%
Jones Lang LaSalle, Inc.	188,650	$6,174,515

Restaurants – 1.1%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)	711,600	$5,415,276

Special Products & Services – 0.3%
Asian Paints Ltd.	61,931	$1,535,573

Specialty Stores – 4.2%
Abercrombie & Fitch Co., “A”	62,740	$1,592,969
Ctrip.com International Ltd., ADR (a)	106,330	4,923,079
Dufry South America Ltd., BDR	166,260	2,077,932
hhgregg, Inc. (a)	105,100	1,593,316
Lumber Liquidators, Inc. (a)	231,487	3,648,235
Monro Muffler Brake, Inc.	40,506	1,041,409
Tiffany & Co.	51,990	1,318,466
Zumiez, Inc. (a)	649,800	5,204,898

		$21,400,304

5

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 2.2%
J.B. Hunt Transport Services, Inc.	71,900	$2,195,107
Landstar System, Inc.	155,370	5,579,337
Old Dominion Freight Lines, Inc. (a)	104,410	3,505,044

		$11,279,488

Utilities – Electric Power – 1.0%
ITC Holdings Corp.	111,350	$5,050,830

Total Common Stocks (Identified Cost, $498,788,875)		$509,575,425

	Strike Price	First Exercise

WARRANTS – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $166,679) (a)(z)	$ 6.57	5/08/07	118,680	$2,762

RIGHTS – 0.0%
Business Services – 0.0%
Kroton Educacional S.A. (1 share for 1 right) (Identified Cost, $0)	BRL 12.53	7/27/09	89,209	$25,495

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	112,045	$112,045

COLLATERAL FOR SECURITIES LOANED – 1.9%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	9,729,978	$9,729,978

Total Investments (Identified Cost, $508,797,577)		$519,445,705

OTHER ASSETS, LESS LIABILITIES – (1.8)%		(9,160,712)

Net Assets – 100.0%		$510,284,993

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (warrants)	4/18/07	$166,679	$2,762
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

BDR	Brazilian Depository Receipt

IEU	International Equity Unit

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real

See Notes to Financial Statements

6

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $508,685,532)	$519,333,660
Underlying funds, at cost and value	112,045
Total investments, at value, including $9,427,387 of securities on loan (identified cost, $508,797,577)	$519,445,705
Foreign currency, at value (identified cost, $15,585)	$15,641
Receivables for
Investments sold	3,884,142
Fund shares sold	496,490
Interest and dividends	114,235
Other assets	3,281
Total assets		$523,959,494
Liabilities
Payables for
Investments purchased	$3,178,990
Fund shares reacquired	536,047
Collateral for securities loaned, at value	9,729,978
Payable to affiliates
Management fee	25,287
Shareholder servicing costs	647
Distribution and/or service fees	2,141
Administrative services fee	593
Payable for independent trustees’ compensation	2,908
Accrued expenses and other liabilities	197,910
Total liabilities		$13,674,501
Net assets		$510,284,993
Net assets consist of
Paid-in capital	$702,998,362
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $31,274 deferred country tax)	10,619,797
Accumulated net realized gain (loss) on investments and foreign currency transactions	(201,903,591)
Accumulated net investment loss	(1,429,575)
Net assets		$510,284,993
Shares of beneficial interest outstanding		49,817,721

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$354,697,076	34,333,404	$10.33
Service Class	155,587,917	15,484,317	10.05

See Notes to Financial Statements

7

MFS New Discovery Series

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment loss
Income
Dividends	$982,316
Interest	16,797
Dividends from underlying funds	2,368
Foreign taxes withheld	(22,695)
Total investment income		$978,786
Expenses
Management fee	$1,905,909
Distribution and/or service fees	157,865
Shareholder servicing costs	42,565
Administrative services fee	46,270
Independent trustees’ compensation	8,664
Custodian fee	52,261
Shareholder communications	116,002
Auditing fees	23,108
Legal fees	7,143
Miscellaneous	15,866
Total expenses		$2,375,653
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(1,789)
Net expenses		$2,373,859
Net investment loss		$(1,395,073)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(39,061,956)
Foreign currency transactions	2,031
Net realized gain (loss) on investments and foreign currency transactions		$(39,059,925)
Change in unrealized appreciation (depreciation)
Investments (net of $31,274 increase in deferred country tax)	$140,551,717
Translation of assets and liabilities in foreign currencies	2,938
Net unrealized gain (loss) on investments and foreign currency translation		$140,554,655
Net realized and unrealized gain (loss) on investments and foreign currency		$101,494,730
Change in net assets from operations		$100,099,657

See Notes to Financial Statements

8

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment loss	$(1,395,073)	$(2,616,390)
Net realized gain (loss) on investments and foreign currency transactions	(39,059,925)	(148,760,907)
Net unrealized gain (loss) on investments and foreign currency translation	140,554,655	(130,718,050)
Change in net assets from operations	$100,099,657	$(282,095,347)
Distributions declared to shareholders
From net realized gain on investments	$—	$(125,815,988)
Change in net assets from fund share transactions	$(4,831,171)	$59,691,753
Total change in net assets	$95,268,486	$(348,219,582)
Net assets
At beginning of period	415,016,507	763,236,089
At end of period (including accumulated net investment loss of $1,429,575 and $34,502, respectively)	$510,284,993	$415,016,507

See Notes to Financial Statements

9

MFS New Discovery Series

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$8.23		$16.63	$17.42	$15.65	$14.87	$13.96
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)	$(0.09)	$(0.10)	$(0.09)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	2.12		(5.54)	0.58	2.16	0.87	1.00
Total from investment operations	$2.10		$(5.58)	$0.49	$2.06	$0.78	$0.91
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.82)	$(1.28)	$(0.29)	$—	$—
Net asset value, end of period	$10.33		$8.23	$16.63	$17.42	$15.65	$14.87
Total return (%) (k)(r)(s)	25.52	(n)	(39.33)	2.52	13.22	5.25	6.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.01	1.01	1.03	1.06	1.01
Expenses after expense reductions (f)	1.04	(a)	1.01	1.01	1.03	1.06	1.01
Net investment loss	(0.58	)(a)	(0.36)	(0.50)	(0.63)	(0.61)	(0.67)
Portfolio turnover	77		121	95	106	132	134
Net assets at end of period (000 Omitted)	$354,697		$289,596	$520,726	$533,322	$406,190	$380,100

See Notes to Financial Statements

10

MFS New Discovery Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$8.01		$16.31	$17.15	$15.45	$14.71	$13.85
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.07)	$(0.13)	$(0.14)	$(0.12)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	2.07		(5.41)	0.57	2.13	0.86	0.99
Total from investment operations	$2.04		$(5.48)	$0.44	$1.99	$0.74	$0.86
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.82)	$(1.28)	$(0.29)	$—	$—
Net asset value, end of period	$10.05		$8.01	$16.31	$17.15	$15.45	$14.71
Total return (%) (k)(r)(s)	25.47	(n)	(39.52)	2.25	12.93	5.03	6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.26	1.26	1.28	1.30	1.26
Expenses after expense reductions (f)	1.29	(a)	1.26	1.26	1.28	1.30	1.26
Net investment loss	(0.83	)(a)	(0.60)	(0.75)	(0.88)	(0.86)	(0.92)
Portfolio turnover	77		121	95	106	132	134
Net assets at end of period (000 Omitted)	$155,588		$125,421	$242,510	$285,511	$296,399	$386,049

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS New Discovery Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$432,058,783	$2,762	$—	$432,061,545
China	19,462,469	1,979,925	—	21,442,394
Brazil	13,971,284	25,495	—	13,996,778
Canada	13,242,715	—	—	13,242,715
United Kingdom	8,234,695	—	—	8,234,695
Panama	4,433,052	—	—	4,433,052
Mexico	3,591,404	—	—	3,591,404
India	2,769,456	—	—	2,769,456
Israel	2,508,632	—	—	2,508,632
Hong Kong	2,183,050	—	—	2,183,050
Other Countries	3,734,141	1,405,819	—	5,139,960
Mutual Funds	9,842,023	—	—	9,842,023
Total Investments	$516,031,704	$3,414,001	$—	$519,445,705

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not

13

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

14

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$32,124,010
Long-term capital gain	93,691,978
Total distributions	$125,815,988

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$543,992,839
Gross appreciation	51,570,822
Gross depreciation	(76,117,956)
Net unrealized appreciation (depreciation)	$(24,547,134)

As of 12/31/08
Capital loss carryforwards	$(125,076,573)
Post-October capital loss deferral	(34,502)
Other temporary differences	(2,571,826)
Net unrealized appreciation (depreciation)	(165,130,125)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(125,076,573)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per

15

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$—	$86,808,423
Service Class	—	39,007,565
Total	$—	$125,815,988

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $41,921, which equated to 0.0198% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $644.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0218% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,268 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,789, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

16

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $330,376,907 and $332,901,504, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,551,007	$39,768,635	4,613,563	$58,817,593
Service Class	2,028,454	17,413,009	2,231,639	22,950,027
	6,579,461	$57,181,644	6,845,202	$81,767,620
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	6,961,381	$86,808,423
Service Class	—	—	3,205,223	39,007,565
	—	$—	10,166,604	$125,815,988
Shares reacquired
Initial Class	(5,415,646)	$(44,438,099)	(7,686,034)	$(92,763,167)
Service Class	(2,197,840)	(17,574,716)	(4,649,773)	(55,128,688)
	(7,613,486)	$(62,012,815)	(12,335,807)	$(147,891,855)
Net change
Initial Class	(864,639)	$(4,669,464)	3,888,910	$52,862,849
Service Class	(169,386)	(161,707)	787,089	6,828,904
	(1,034,025)	$(4,831,171)	4,675,999	$59,691,753

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $2,226 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	47,353,479	(47,241,434)	112,045

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,368	$112,045

17

MFS New Discovery Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

18

MFS® Utilities Series

MFS® Variable Insurance Trust

Semiannual report

6/30/09

VUF-SEM

MFS® UTILITIES SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Utilities Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
NRG Energy, Inc.	4.9%
AES Corp.	4.4%
EQT Corp.	3.7%
E.ON AG	3.5%
PPL Corp.	3.5%
CMS Energy Corp.	3.1%
Questar Corp.	3.0%
Cellcom Israel Ltd.	2.9%
Sempra Energy	2.8%
Public Service Enterprise Group, Inc.	2.6%

Top five industries (i)
Utilities – Electric Power	49.4%
Telecommunications – Wireless	14.5%
Natural Gas – Distribution	13.0%
Telephone Services	12.2%
Natural Gas – Pipeline	5.0%

Country weightings (i)
United States	68.9%
Spain	5.3%
Brazil	4.3%
Germany	4.0%
Israel	3.1%
United Kingdom	2.4%
Czech Republic	2.3%
Canada	2.3%
Netherlands	1.7%
Other Countries	5.7%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.85%	$1,000.00	$1,107.89	$4.44
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$1,106.44	$5.75
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Utilities Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 94.9%
Cable TV – 3.6%
Comcast Corp., “Special A”	1,950,700	$27,504,870
DIRECTV Group, Inc. (a)	237,900	5,878,509
Time Warner Cable, Inc.	704,850	22,322,600

		$55,705,979

Energy – Independent – 0.5%
XTO Energy, Inc.	191,090	$7,288,173

Natural Gas – Distribution – 13.0%
EQT Corp.	1,628,580	$56,853,728
Gaz de France	533,321	19,856,403
NiSource, Inc.	922,800	10,759,848
ONEOK, Inc.	157,600	4,647,624
Questar Corp.	1,481,520	46,016,011
Sempra Energy	859,540	42,658,970
Spectra Energy Corp.	1,113,570	18,841,604

		$199,634,188

Natural Gas – Pipeline – 4.2%
El Paso Corp.	2,922,290	$26,972,737
Enagas S.A.	699,670	13,756,164
Williams Cos., Inc.	1,537,705	24,003,575

		$64,732,476

Oil Services – 0.1%
Transocean, Inc. (a)	19,100	$1,418,939

Telecommunications – Wireless – 14.4%
America Movil S.A.B. de C.V., “L”, ADR	568,540	$22,013,867
Cellcom Israel Ltd.	1,671,110	44,401,393
MetroPCS Communications, Inc. (a)	1,073,800	14,292,278
Mobile TeleSystems OJSC, ADR	376,000	13,885,680
MTN Group Ltd.	908,940	13,945,429
NII Holdings, Inc. (a)	601,040	11,461,833
Partner Communication Co. Ltd., ADR	126,700	2,165,303
Philippine Long Distance Telephone Co.	62,600	3,115,366
Philippine Long Distance Telephone Co., ADR	124,300	6,180,196
Rogers Communications, Inc., “B”	1,340,160	34,450,229
Sprint Nextel Corp. (a)	162,000	779,220
Vimpel-Communications, ADR (a)	443,200	5,216,464
Vivo Participacoes S.A., ADR	816,225	15,459,302
Vodafone Group PLC	17,385,570	33,522,402

		$220,888,962

Telephone Services – 11.2%
American Tower Corp., “A” (a)	102,800	$3,241,284
AT&T, Inc.	1,486,070	36,913,979
Crown Castle International Corp. (a)	158,800	3,814,376
Frontier Communications Corp.	720,697	5,145,777
GVT Holding S.A. (a)	90,300	1,502,312
Royal KPN N.V.	1,899,450	26,110,826
Telefonica S.A.	1,445,120	32,679,841
Verizon Communications, Inc.	226,500	6,960,345

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – continued
Virgin Media, Inc.	3,311,660	$30,964,021
Windstream Corp.	2,899,248	24,237,713

		$171,570,474

Utilities – Electric Power – 47.9%
AES Corp. (a)	5,792,790	$67,254,292
AES Tiete S.A., IPS	1,861,359	19,378,272
Allegheny Energy, Inc.	1,470,700	37,723,455
American Electric Power Co., Inc.	1,230,110	35,537,878
CenterPoint Energy, Inc.	263,900	2,924,012
CEZ AS	790,060	35,591,558
CMS Energy Corp.	3,903,330	47,152,226
Constellation Energy Group, Inc.	799,950	21,262,671
Covanta Holding Corp. (a)	181,400	3,076,544
Dominion Resources, Inc.	277,200	9,264,024
DPL, Inc.	1,097,260	25,423,514
Dynegy, Inc., “A” (a)	3,750,242	8,513,049
E.ON AG	1,533,423	54,252,286
Edison International	187,970	5,913,536
Eletropaulo Metropolitana S.A., IPS	1,701,900	30,164,321
Entergy Corp.	194,400	15,069,888
FirstEnergy Corp.	324,400	12,570,500
Fortum Corp.	153,100	3,483,670
FPL Group, Inc.	265,600	15,102,016
Great Plains Energy, Inc.	133,190	2,071,105
Iberdrola S.A.	479,116	3,884,897
Northeast Utilities	948,033	21,150,616
NRG Energy, Inc. (a)	2,897,824	75,227,511
OGE Energy Corp.	191,100	5,411,952
Pepco Holdings, Inc.	116,700	1,568,448
PPL Corp.	1,613,300	53,174,368
Progress Energy, Inc.	563,850	21,330,446
Public Service Enterprise Group, Inc.	1,231,960	40,198,855
Red Electrica de Espana	688,013	31,088,399
RWE AG	93,800	7,380,729
Westar Energy, Inc.	554,400	10,406,088
Wisconsin Energy Corp.	289,800	11,797,758

		$734,348,884

Total Common Stocks (Identified Cost, $1,660,933,896)		$1,455,588,075

BONDS – 1.4%
Asset Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.316%, 2023 (i)(z)	$397,021	$21,916

Cable TV – 0.4%
CSC Holdings, Inc., 8.625%, 2019 (z)	$3,000,000	$2,917,500
Virgin Media Finance PLC, 9.5%, 2016	3,055,000	3,009,174

		$5,926,674

4

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – 0.4%
Chesapeake Energy Corp., 9.5%, 2015	$6,536,000	$6,585,020

Utilities – Electric Power – 0.6%
AES Corp., 9.75%, 2016 (z)	$8,350,000	$8,454,375

Total Bonds (Identified Cost, $20,078,450)		$20,987,985

CONVERTIBLE PREFERRED STOCKS – 0.9%
Natural Gas – Pipeline – 0.8%
El Paso Corp., 4.99%	15,520	$12,028,000

Utilities – Electric Power – 0.1%
Great Plains Energy, Inc., 12% (a)	41,730	$2,399,475

Total Convertible Preferred Stocks (Identified Cost, $20,429,319)		$14,427,475

CONVERTIBLE BONDS – 1.9%
Telecommunications – Wireless – 0.1%
NII Holdings, Inc., 3.125%, 2012	$2,827,000	$2,173,256

Issuer	Shares/Par	Value ($)

CONVERTIBLE BONDS – continued
Telephone Services – 1.0%
Virgin Media, Inc., 6.5%, 2016 (z)	$19,551,000	$15,152,025

Utilities – Electric Power – 0.8%
Covanta Holding Corp., 3.25%, 2014 (z)	$10,689,990	$11,558,552

Total Convertible Bonds (Identified Cost, $23,309,171)		$28,883,833

MONEY MARKET FUNDS (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	9,903,577	$9,903,577

Total Investments (Identified Cost, $1,734,654,413)		$1,529,790,945

OTHER ASSETS, LESS LIABILITIES – 0.3%		3,933,730

Net Assets – 100.0%		$1,533,724,675

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
AES Corp., 9.75%, 2016	3/30/09	$7,859,227	$8,454,375
CSC Holdings, Inc., 8.625%, 2019	2/09/09	2,859,336	2,917,500
Covanta Holding Corp., 3.25%, 2014	5/18/09	10,689,990	11,558,552
Falcon Franchise Loan LLC, FRN, 3.316%, 2023	1/18/02	25,940	21,916
Virgin Media, Inc., 6.5%, 2016	2/09/09-4/06/09	10,602,893	15,152,025
Total Restricted Securities			$38,104,368
% of Net Assets			2.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

5

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/09

Forward Foreign Currency Exchange Contracts at 6/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	538,780	7/15/09	$728,883	$755,836	$26,953
BUY	EUR	Citibank N.A.	268,254	7/20/09	372,536	376,327	3,791
BUY	EUR	Credit Suisse Group	467,034	7/15/09-7/20/09	647,777	655,186	7,409
BUY	EUR	Deutsche Bank AG	879,531	7/15/09	1,207,790	1,233,863	26,073
BUY	EUR	Goldman Sachs International	427,342	7/15/09	596,826	599,503	2,677
BUY	EUR	HSBC Bank	497,163	7/15/09	689,938	697,453	7,515
BUY	EUR	JPMorgan Chase Bank	614,919	7/20/09	828,173	862,652	34,479
BUY	EUR	UBS AG	353,100	7/15/09	480,692	495,352	14,660
SELL	EUR	Deutsche Bank AG	162,185	7/15/09	228,614	227,523	1,091
SELL	EUR	HSBC Bank	165,489	7/15/09	233,737	232,159	1,578
BUY	GBP	Barclays Bank PLC	808,071	7/15/09	1,262,748	1,329,425	66,677
BUY	GBP	Goldman Sachs International	2,565,741	7/15/09	4,143,672	4,221,115	77,443
BUY	GBP	JPMorgan Chase Bank	2,052,950	7/15/09	3,153,714	3,377,480	223,766
SELL	GBP	Deutsche Bank AG	275,974	7/15/09	455,043	454,028	1,015

							$495,127

Liability Derivatives
BUY	EUR	Deutsche Bank AG	7,330,690	7/20/09	$10,357,312	$10,284,017	$(73,295)
BUY	EUR	JPMorgan Chase Bank	1,582,553	7/20/09	2,266,352	2,220,119	(46,233)
SELL	EUR	Credit Suisse Group	848,511	7/20/09	1,150,581	1,190,352	(39,771)
SELL	EUR	Deutsche Bank AG	697,015	7/20/09	945,522	977,823	(32,301)
SELL	EUR	HSBC Bank	2,263,982	7/15/09-7/20/09	3,153,079	3,176,064	(22,985)
SELL	EUR	JPMorgan Chase Bank	1,982,872	7/15/09-7/20/09	2,690,963	2,781,712	(90,749)
SELL	EUR	Merrill Lynch International	2,963,733	7/20/09	4,020,274	4,157,737	(137,463)
SELL	EUR	UBS AG	86,111,269	7/15/09-7/20/09	116,884,447	120,803,059	(3,918,612)
BUY	GBP	HSBC Bank	302,089	7/20/09	497,832	496,990	(842)
SELL	GBP	Barclays Bank PLC	6,748,204	7/15/09	10,224,609	11,102,033	(877,424)
SELL	GBP	Deutsche Bank AG	11,373,634	7/15/09	17,235,378	18,711,713	(1,476,335)

							$(6,716,010)

At June 30, 2009, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

6

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,724,750,836)	$1,519,887,368
Underlying funds, at cost and value	9,903,577
Total investments, at value (identified cost, $1,734,654,413)	$1,529,790,945
Restricted cash	1,450,000
Foreign currency, at value (identified cost, $209,974)	210,205
Receivables for
Forward foreign currency exchange contracts	495,127
Investments sold	2,730,291
Fund shares sold	859,515
Interest and dividends	10,016,998
Other assets	10,446
Total assets		$1,545,563,527
Liabilities
Payables for
Forward foreign currency exchange contracts	$6,716,010
Investments purchased	1,445,303
Fund shares reacquired	3,192,206
Payable to affiliates
Management fee	61,528
Shareholder servicing costs	1,318
Distribution and/or service fees	14,171
Administrative services fee	1,688
Payable for independent trustees’ compensation	7,710
Accrued expenses and other liabilities	398,918
Total liabilities		$11,838,852
Net assets		$1,533,724,675
Net assets consist of
Paid-in capital	$2,057,748,614
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(210,658,328)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(343,408,827)
Undistributed net investment income	30,043,216
Net assets		$1,533,724,675
Shares of beneficial interest outstanding		81,160,688

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$498,799,891	26,204,886	$19.03
Service Class	1,034,924,784	54,955,802	18.83

See Notes to Financial Statements

7

MFS Utilities Series

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$43,057,523
Interest	1,924,447
Dividends from underlying funds	44,308
Foreign taxes withheld	(2,216,733)
Total investment income		$42,809,545
Expenses
Management fee	$5,154,245
Distribution and/or service fees	1,174,490
Shareholder servicing costs	143,210
Administrative services fee	144,988
Independent trustees’ compensation	23,753
Custodian fee	216,778
Shareholder communications	167,354
Auditing fees	24,865
Legal fees	25,929
Miscellaneous	42,336
Total expenses		$7,117,948
Fees paid indirectly	(16)
Reduction of expenses by investment adviser	(6,053)
Net expenses		$7,111,879
Net investment income		$35,697,666
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(141,137,639)
Foreign currency transactions	6,985,363
Net realized gain (loss) on investments and foreign currency transactions		$(134,152,276)
Change in unrealized appreciation (depreciation)
Investments	$252,785,418
Translation of assets and liabilities in foreign currencies	(11,433,056)
Net unrealized gain (loss) on investments and foreign currency translation		$241,352,362
Net realized and unrealized gain (loss) on investments and foreign currency		$107,200,086
Change in net assets from operations		$142,897,752

See Notes to Financial Statements

8

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$35,697,666	$58,392,183
Net realized gain (loss) on investments and foreign currency transactions	(134,152,276)	(196,959,471)
Net unrealized gain (loss) on investments and foreign currency translation	241,352,362	(867,337,925)
Change in net assets from operations	$142,897,752	$(1,005,905,213)
Distributions declared to shareholders
From net investment income	$(73,624,954)	$(31,144,599)
From net realized gain on investments	—	(357,506,487)
Total distributions declared to shareholders	$(73,624,954)	$(388,651,086)
Change in net assets from fund share transactions	$(23,347,801)	$197,505,340
Total change in net assets	$45,924,997	$(1,197,050,959)
Net assets
At beginning of period	1,487,799,678	2,684,850,637
At end of period (including undistributed net investment income of $30,043,216 and $67,970,504, respectively)	$1,533,724,675	$1,487,799,678

See Notes to Financial Statements

9

MFS Utilities Series

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$18.21		$34.48	$29.27	$23.74	$20.45	$15.95
Income (loss) from investment operations
Net investment income (d)	$0.46		$0.73	$0.71	$0.59	$0.40	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	1.35		(11.97)	7.10	6.47	3.02	4.39
Total from investment operations	$1.81		$(11.24)	$7.81	$7.06	$3.42	$4.75
Less distributions declared to shareholders
From net investment income	$(0.99)		$(0.44)	$(0.32)	$(0.53)	$(0.13)	$(0.25)
From net realized gain on investments	—		(4.59)	(2.28)	(1.00)	—	—
Total distributions declared to shareholders	$(0.99)		$(5.03)	$(2.60)	$(1.53)	$(0.13)	$(0.25)
Net asset value, end of period	$19.03		$18.21	$34.48	$29.27	$23.74	$20.45
Total return (%) (k)(r)(s)	10.79	(n)	(37.77)	27.90	31.26	16.84	30.20 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.84	0.85	0.87	0.90	0.89
Expenses after expense reductions (f)	0.85	(a)	0.81	0.82	0.86	0.90	0.89
Net investment income	5.27	(a)	2.76	2.22	2.32	1.80	2.11
Portfolio turnover	41		68	84	94	88	105
Net assets at end of period (000 Omitted)	$498,800		$495,297	$969,404	$710,341	$506,315	$357,652

See Notes to Financial Statements

10

MFS Utilities Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$17.98		$34.11	$29.01	$23.56	$20.32	$15.87
Income (loss) from investment operations
Net investment income (d)	$0.43		$0.66	$0.62	$0.53	$0.34	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	1.34		(11.82)	7.03	6.42	3.01	4.36
Total from investment operations	$1.77		$(11.16)	$7.65	$6.95	$3.35	$4.68
Less distributions declared to shareholders
From net investment income	$(0.92)		$(0.38)	$(0.27)	$(0.50)	$(0.11)	$(0.23)
From net realized gain on investments	—		(4.59)	(2.28)	(1.00)	—	—
Total distributions declared to shareholders	$(0.92)		$(4.97)	$(2.55)	$(1.50)	$(0.11)	$(0.23)
Net asset value, end of period	$18.83		$17.98	$34.11	$29.01	$23.56	$20.32
Total return (%) (k)(r)(s)	10.64	(n)	(37.91)	27.56	30.96	16.57	29.84 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.09	1.10	1.12	1.15	1.15
Expenses after expense reductions (f)	1.10	(a)	1.06	1.07	1.11	1.15	1.15
Net investment income	5.00	(a)	2.54	1.96	2.11	1.56	1.87
Portfolio turnover	41		68	84	94	88	105
Net assets at end of period (000 Omitted)	$1,034,925		$992,502	$1,715,446	$993,085	$564,978	$223,952

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Utilities Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the

12

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$984,502,240	$12,028,000	$—	$996,530,240
Spain	81,409,300	—	—	81,409,300
Brazil	66,504,206	—	—	66,504,206
Germany	61,633,015	—	—	61,633,015
Israel	46,566,696	—	—	46,566,696
Czech Republic	35,591,558	—	—	35,591,558
Canada	34,450,229	—	—	34,450,229
United Kingdom	33,522,402	—	—	33,522,402
Netherlands	26,110,826	—	—	26,110,826
Other Countries	87,697,078	—	—	87,697,078
Corporate Bonds	—	46,840,728	—	46,840,728
Commercial Mortgage-Backed Securities	—	21,916	—	21,916
Foreign Bonds	—	3,009,174	—	3,009,174
Mutual Funds	9,903,577	—	—	9,903,577
Total Investments	$1,467,891,127	$61,899,818	$—	$1,529,790,945

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(6,220,883)	$—	$(6,220,883)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and

13

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2009:

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Foreign Exchange Contracts not Accounted for as Hedging Instruments Under FAS 133	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	$495,127	Payable for forward foreign currency exchange contracts	$(6,716,010)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$6,858,134

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$(11,863,188)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

14

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

15

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$155,836,895
Long-term capital gain	232,814,191
$388,651,086

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$1,787,802,604
Gross appreciation	78,210,891
Gross depreciation	(336,222,550)
Net unrealized appreciation (depreciation)	$(258,011,659)

As of 12/31/08
Undistributed ordinary income	$73,619,967
Capital loss carryforwards	(155,061,537)
Other temporary differences	(1,055,100)
Net unrealized appreciation (depreciation)	$(510,800,067)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(155,061,537)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investment
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$25,170,305	$11,873,806	$—	$122,912,734
Service Class	48,454,649	19,270,793	—	234,593,753
Total	$73,624,954	$31,144,599	$—	$357,506,487

16

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $142,513, which equated to 0.0203% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $697.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0207% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $7,690 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,053, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $568,176,364 and $589,222,434, respectively.

17

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,197,198	$21,184,622	3,269,828	$88,426,576
Service Class	2,755,059	48,179,267	9,649,098	266,444,913
	3,952,257	$69,363,889	12,918,926	$354,871,489
Shares issued to shareholders in reinvestment of distributions
Initial Class	1,531,041	$25,170,305	4,776,277	$134,786,540
Service Class	2,978,159	48,454,649	9,095,828	253,864,546
	4,509,200	$73,624,954	13,872,105	$388,651,086
Shares reacquired
Initial Class	(3,721,819)	$(64,458,116)	(8,961,770)	$(225,268,717)
Service Class	(5,987,897)	(101,878,528)	(13,823,229)	(320,748,518)
	(9,709,716)	$(166,336,644)	(22,784,999)	$(546,017,235)
Net change
Initial Class	(993,580)	$(18,103,189)	(915,665)	$(2,055,601)
Service Class	(254,679)	(5,244,612)	4,921,697	199,560,941
	(1,248,259)	$(23,347,801)	4,006,032	$197,505,340

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $8,042 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	44,226,494	220,900,285	(255,223,202)	9,903,577

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$44,308	$9,903,577

18

MFS Utilities Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

19

MFS INVESTMENT MANAGEMENT

MFS® Core Equity Series

MFS® Variable Insurance Trust

Semiannual report

6/30/09

VVS-SEM

MFS® CORE EQUITY SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Core Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.8%
Chevron Corp.	2.4%
AT&T, Inc.	2.1%
Exxon Mobil Corp.	2.0%
Johnson & Johnson	2.0%
JPMorgan Chase & Co.	2.0%
Hewlett-Packard Co.	1.7%
Intel Corp.	1.6%
PepsiCo, Inc.	1.5%
Danaher Corp.	1.5%

Equity sectors
Technology	16.8%
Health Care	14.7%
Financial Services	13.0%
Energy	10.2%
Industrial Goods & Services	8.9%
Consumer Staples	8.3%
Utilities & Communications	7.3%
Retailing	7.1%
Leisure	3.7%
Basic Materials (s)	3.3%
Special Products & Services	3.1%
Transportation	2.2%
Autos & Housing	0.4%

(s)	Equity sector percentage includes both common stocks and securities sold short.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.90%	$1,000.00	$1,078.90	$4.64
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,078.54	$5.93
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Core Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 2.9%
Goodrich Corp.	7,660	$382,769
Lockheed Martin Corp.	7,260	585,518
Precision Castparts Corp.	3,400	248,301
United Technologies Corp.	8,950	465,041

		$1,681,629

Airlines – 0.2%
Copa Holdings S.A., “A”	3,470	$141,645

Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	8,250	$427,185

Biotechnology – 1.8%
Celgene Corp. (a)	6,400	$306,176
Genzyme Corp. (a)	12,791	712,075

		$1,018,251

Broadcasting – 1.6%
Discovery Communications, Inc., “A” (a)	5,270	$118,839
Omnicom Group, Inc.	4,400	138,952
Time Warner, Inc.	10,436	262,883
Walt Disney Co.	17,050	397,777

		$918,451

Brokerage & Asset Managers – 1.6%
Affiliated Managers Group, Inc. (a)	2,020	$117,544
Charles Schwab Corp.	6,690	117,343
CME Group, Inc.	980	304,888
GFI Group, Inc.	21,980	148,145
Invesco Ltd.	9,140	162,875
MarketAxess Holdings, Inc. (a)	11,220	106,927

		$957,722

Business Services – 2.2%
Accenture Ltd., “A”	11,020	$368,729
Amdocs Ltd. (a)	10,080	216,216
Dun & Bradstreet Corp.	2,300	186,783
MasterCard, Inc., “A”	1,440	240,926
Western Union Co.	15,200	249,280

		$1,261,934

Cable TV – 0.8%
Comcast Corp., “Special A”	10,890	$153,549
DIRECTV Group, Inc. (a)	6,620	163,580
Time Warner Cable, Inc.	4,545	143,940

		$461,069

Chemicals – 0.8%
3M Co.	3,420	$205,542
Celanese Corp.	10,710	254,363

		$459,905

Computer Software – 3.8%
Adobe Systems, Inc. (a)	23,930	$677,219
Autodesk, Inc. (a)	7,390	140,262
MicroStrategy, Inc., “A” (a)	15,360	771,379

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
MSC.Software Corp. (a)	49,841	$331,941
VeriSign, Inc. (a)	17,110	316,193

		$2,236,994

Computer Software – Systems – 5.5%
Apple, Inc. (a)	11,660	$1,660,734
Dell, Inc. (a)	24,660	338,582
Hewlett-Packard Co.	25,310	978,232
Solera Holdings, Inc. (a)	8,400	213,360

		$3,190,908

Construction – 0.4%
Pulte Homes, Inc.	19,840	$175,187
Sherwin-Williams Co.	1,440	77,400

		$252,587

Consumer Goods & Services – 3.5%
Alberto-Culver Co.	4,580	$116,469
Capella Education Co. (a)	4,090	245,196
Colgate-Palmolive Co.	8,140	575,824
Monster Worldwide, Inc. (a)	4,710	55,625
priceline.com, Inc. (a)	790	88,125
Procter & Gamble Co.	16,330	834,463
Strayer Education, Inc.	660	143,953

		$2,059,655

Containers – 0.7%
Owens-Illinois, Inc. (a)	14,860	$416,229

Electrical Equipment – 3.7%
AMETEK, Inc.	7,680	$265,574
Danaher Corp.	13,880	856,951
Rockwell Automation, Inc.	13,220	424,626
Tyco Electronics Ltd.	31,080	577,777

		$2,124,928

Electronics – 3.9%
First Solar, Inc. (a)	700	$113,484
Flextronics International Ltd. (a)	46,241	190,051
Hittite Microwave Corp. (a)	3,260	113,285
Intel Corp.	56,300	931,765
Marvell Technology Group Ltd. (a)	23,910	278,312
National Semiconductor Corp.	27,560	345,878
NetLogic Microsystems, Inc. (a)	800	29,168
Silicon Laboratories, Inc. (a)	6,120	232,193
Tessera Technologies, Inc. (a)	1,460	36,923

		$2,271,059

Energy – Independent – 2.6%
Anadarko Petroleum Corp.	3,740	$169,759
Apache Corp.	6,290	453,824
CONSOL Energy, Inc.	2,990	101,540
Denbury Resources, Inc. (a)	8,100	119,313
Nexen, Inc.	14,290	310,457
XTO Energy, Inc.	9,600	366,144

		$1,521,037

4

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 5.9%
Chevron Corp.	21,460	$1,421,725
Exxon Mobil Corp. (s)	16,920	1,182,877
Hess Corp.	5,880	316,050
Marathon Oil Corp.	9,260	279,004
TOTAL S.A.	3,830	206,750

		$3,406,406

Engineering – Construction – 1.0%
Fluor Corp.	8,740	$448,275
North American Energy Partners, Inc. (a)	19,740	120,217

		$568,492

Entertainment – 0.2%
DreamWorks Animation, Inc., “A” (a)	4,360	$120,292

Food & Beverages – 3.9%
Coca-Cola Co.	11,380	$546,126
General Mills, Inc.	5,720	320,434
Hain Celestial Group, Inc. (a)	8,200	128,002
J.M. Smucker Co.	3,150	153,279
Kellogg Co.	5,510	256,601
PepsiCo, Inc. (s)	15,970	877,711

		$2,282,153

Food & Drug Stores – 1.1%
CVS Caremark Corp.	15,030	$479,006
Kroger Co.	7,270	160,304

		$639,310

Gaming & Lodging – 0.4%
International Game Technology	9,720	$154,548
Royal Caribbean Cruises Ltd.	6,430	87,062

		$241,610

General Merchandise – 2.2%
Target Corp.	15,790	$623,231
Wal-Mart Stores, Inc.	13,410	649,580

		$1,272,811

Health Maintenance Organizations – 0.8%
WellPoint, Inc. (a)	9,290	$472,768

Insurance – 2.6%
ACE Ltd.	2,070	$91,556
Allied World Assurance Co. Holdings Ltd.	9,580	391,151
Aon Corp.	3,800	143,906
Chubb Corp.	4,550	181,454
MetLife, Inc.	13,660	409,937
Prudential Financial, Inc.	1,730	64,391
Travelers Cos., Inc.	5,860	240,494

		$1,522,889

Internet – 1.6%
Google, Inc., “A” (a)	1,930	$813,669
Yahoo!, Inc. (a)	6,280	98,345

		$912,014

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 0.2%
Hasbro, Inc.	4,580	$111,019

Machinery & Tools – 0.7%
Bucyrus International, Inc.	4,500	$128,520
Deere & Co.	3,730	149,014
Roper Industries, Inc.	3,050	138,196

		$415,730

Major Banks – 6.1%
Bank of America Corp.	57,000	$752,400
Bank of New York Mellon Corp.	11,688	342,575
Goldman Sachs Group, Inc.	4,280	631,043
JPMorgan Chase & Co. (s)	33,460	1,141,321
Regions Financial Corp.	50,800	205,232
State Street Corp.	10,450	493,240

		$3,565,811

Medical & Health Technology & Services – 1.7%
DaVita, Inc. (a)	3,860	$190,916
Express Scripts, Inc. (a)	2,780	191,125
IDEXX Laboratories, Inc. (a)(l)	2,340	108,108
Medco Health Solutions, Inc. (a)	1,460	66,591
MWI Veterinary Supply, Inc. (a)	5,370	187,198
Patterson Cos., Inc. (a)	7,110	154,287
VCA Antech, Inc. (a)	3,730	99,591

		$997,816

Medical Equipment – 3.5%
Medtronic, Inc.	23,080	$805,261
NxStage Medical, Inc. (a)	8,430	49,737
NxStage Medical, Inc. (a)(z)	33,830	199,597
Thermo Fisher Scientific, Inc. (a)	4,470	182,242
Waters Corp. (a)	11,200	576,464
Zimmer Holdings, Inc. (a)	5,330	227,058

		$2,040,359

Metals & Mining – 0.8%
Cameco Corp.	5,230	$133,888
Cliffs Natural Resources, Inc.	6,600	161,502
Steel Dynamics, Inc.	11,270	166,007

		$461,397

Natural Gas – Pipeline – 0.4%
Williams Cos., Inc.	14,200	$221,662

Network & Telecom – 2.0%
Ciena Corp. (a)	18,430	$190,751
Cisco Systems, Inc. (a)	32,260	601,326
Research in Motion Ltd. (a)	5,340	379,407

		$1,171,484

Oil Services – 1.7%
Exterran Holdings, Inc. (a)	12,070	$193,603
Halliburton Co.	9,840	203,688
Helmerich & Payne, Inc.	1,530	47,231
Noble Corp.	8,780	265,595
Transocean, Inc. (a)	3,890	288,988

		$999,105

5

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.2%
Discover Financial Services	9,940	$102,084
Euro Dekania Ltd. (a)(z)	50,820	126,545
NewAlliance Bancshares, Inc.	13,330	153,295
People’s United Financial, Inc.	5,530	83,171
SVB Financial Group (a)	9,370	255,051

		$720,146

Pharmaceuticals – 6.9%
Abbott Laboratories	17,420	$819,437
Johnson & Johnson	20,180	1,146,224
Merck & Co., Inc.	12,320	344,467
Pfizer, Inc.	15,400	231,000
Schering-Plough Corp.	25,110	630,763
Teva Pharmaceutical Industries Ltd., ADR	6,070	299,494
Wyeth	11,720	531,971

		$4,003,356

Pollution Control – 0.6%
Republic Services, Inc.	15,230	$371,764

Precious Metals & Minerals – 0.4%
Goldcorp, Inc.	4,010	$139,348
Teck Cominco Ltd., “B” (a)	5,810	92,658

		$232,006

Railroad & Shipping – 1.0%
Canadian National Railway Co.	8,950	$384,492
Union Pacific Corp.	3,450	179,607

		$564,099

Real Estate – 1.5%
Annaly Mortgage Management, Inc., REIT	21,390	$323,845
Kilroy Realty Corp., REIT	9,610	197,389
Mack-Cali Realty Corp., REIT	15,650	356,820

		$878,054

Restaurants – 0.5%
P.F. Chang’s China Bistro, Inc. (a)	8,340	$267,380

Specialty Chemicals – 0.8%
Air Products & Chemicals, Inc.	5,530	$357,183
Airgas, Inc.	3,060	124,022

		$481,205

Specialty Stores – 3.1%
Abercrombie & Fitch Co., “A”	10,410	$264,310
Advance Auto Parts, Inc.	2,560	106,214
Home Depot, Inc.	11,150	263,475
Nordstrom, Inc.	9,360	186,170
PetSmart, Inc.	22,370	480,060
Staples, Inc.	13,220	266,647
Tiffany & Co.	8,580	217,589

		$1,784,465

Telecommunications – Wireless – 0.8%
Cellcom Israel Ltd.	7,280	$193,430
MetroPCS Communications, Inc. (a)	6,880	91,573

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – continued
Rogers Communications, Inc., “B”	7,380	$189,711

		$474,714

Telephone Services – 2.4%
AT&T, Inc.	50,230	$1,247,713
Verizon Communications, Inc.	5,040	154,879

		$1,402,592

Tobacco – 1.8%
Lorillard, Inc.	3,710	$251,427
Philip Morris International, Inc.	18,500	806,970

		$1,058,397

Trucking – 1.0%
Expeditors International of Washington, Inc.	6,860	$228,712
FedEx Corp.	3,140	174,647
Landstar System, Inc.	5,320	191,041

		$594,400

Utilities – Electric Power – 3.7%
American Electric Power Co., Inc.	8,580	$247,876
CMS Energy Corp.	19,640	237,251
Dominion Resources, Inc.	3,040	101,597
FirstEnergy Corp.	800	31,000
NRG Energy, Inc. (a)	6,940	180,162
PG&E Corp.	6,420	246,785
PPL Corp.	9,130	300,925
Progress Energy, Inc.	7,790	294,696
Public Service Enterprise Group, Inc.	8,250	269,198
Wisconsin Energy Corp.	5,730	233,268

		$2,142,758

Total Common Stocks (Identified Cost, $67,006,621)		$57,799,652

	Strike Price	First Exercise

WARRANTS – 0.1%
Medical Equipment – 0.1%
NxStage Medical, Inc. (1 share for 1 warrant) (Identified Cost, $18,568) (a)(z)	$5.50	5/23/08	6,766	$29,958

MONEY MARKET FUNDS (v) – 0.3%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	193,753	$193,753

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	83,255	$83,255

Total Investments (Identified Cost, $67,302,197)		$58,106,618

6

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – (0.2)%
Potash Corp. of Saskatchewan, Inc. (Proceeds Received, $122,540)	(1,500)	$(139,575)

OTHER ASSETS, LESS LIABILITIES – 0.5%		319,016

Net Assets – 100.0%		$58,286,059

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2009, the value of securities pledged amounted to $193,090.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	6/25/07	$737,167	$126,545
NxStage Medical, Inc.	5/22/08	133,667	199,597
NxStage Medical, Inc. (Warrants)	5/22/08	18,568	29,958
Total Restricted Securities			$356,100
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Series

FINANCIAL STATEMENTS  |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $67,108,444)	$57,912,865
Underlying funds, at cost and value	193,753
Total investments, at value, including $81,404 of securities on loan (identified cost, $67,302,197)	$58,106,618
Cash	$132,656
Deposits with brokers for securities sold short	122,340
Receivables for
Investments sold	331,917
Fund shares sold	2,849
Interest and dividends	72,576
Receivable from investment adviser	5,371
Other assets	757
Total assets		$58,775,084
Liabilities
Payables for
Securities sold short, at value (proceeds received, $122,540)	$139,575
Investments purchased	130,993
Fund shares reacquired	70,132
Collateral for securities loaned, at value	83,255
Payable to affiliates
Management fee	2,405
Shareholder servicing costs	191
Distribution and/or service fees	62
Administrative services fee	105
Payable for independent trustees’ compensation	894
Accrued expenses and other liabilities	61,413
Total liabilities		$489,025
Net assets		$58,286,059
Net assets consist of
Paid-in capital	$120,694,466
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(9,212,628)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(53,569,019)
Undistributed net investment income	373,240
Net assets		$58,286,059
Shares of beneficial interest outstanding		5,303,395

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$53,800,583	4,894,378	$10.99
Service Class	4,485,476	409,017	10.97

See Notes to Financial Statements

8

MFS Core Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$629,423
Interest	549
Dividends from underlying funds	695
Foreign taxes withheld	(8,795)
Total investment income		$621,872
Expenses
Management fee	$202,457
Distribution and/or service fees	5,068
Shareholder servicing costs	5,711
Administrative services fee	9,158
Independent trustees’ compensation	2,355
Custodian fee	13,838
Shareholder communications	17,199
Auditing fees	24,360
Legal fees	1,431
Dividend and interest expense on securities sold short	429
Miscellaneous	5,979
Total expenses		$287,985
Reduction of expenses by investment adviser	(39,829)
Net expenses		$248,156
Net investment income		$373,716
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(10,169,451)
Foreign currency transactions	2,839
Net realized gain (loss) on investments and foreign currency transactions		$(10,166,612)
Change in unrealized appreciation (depreciation)
Investments	$13,817,917
Securities sold short	(17,035)
Translation of assets and liabilities in foreign currencies	(3,476)
Net unrealized gain (loss) on investments and foreign currency translation		$13,797,406
Net realized and unrealized gain (loss) on investments and foreign currency		$3,630,794
Change in net assets from operations		$4,004,510

See Notes to Financial Statements

9

MFS Core Equity Series

FINANCIAL STATEMENTS  |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$373,716	$1,012,086
Net realized gain (loss) on investments and foreign currency transactions	(10,166,612)	(16,627,790)
Net unrealized gain (loss) on investments and foreign currency translation	13,797,406	(26,526,869)
Change in net assets from operations	$4,004,510	$(42,142,573)
Distributions declared to shareholders
From net investment income	$(996,498)	$(705,142)
Change in net assets from fund share transactions	$(3,342,841)	$(23,070,378)
Total change in net assets	$(334,829)	$(65,918,093)
Net assets
At beginning of period	58,620,888	124,538,981
At end of period (including undistributed net investment income of $373,240 and $996,022, respectively)	$58,286,059	$58,620,888

See Notes to Financial Statements

10

MFS Core Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$10.38		$17.18		$15.51	$13.69	$13.57	$12.11
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16		$0.09	$0.05	$0.06	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		(6.85)		1.64	1.83	0.16	1.41
Total from investment operations	$0.80		$(6.69)		$1.73	$1.88	$0.22	$1.50
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.11)		$(0.06)	$(0.06)	$(0.10)	$(0.04)
Net asset value, end of period	$10.99		$10.38		$17.18	$15.51	$13.69	$13.57
Total return (%) (k)(r)(s)	7.89	(n)	(39.15	)(t)	11.15	13.80	1.69	12.46	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	0.95		1.03	0.92	0.98	0.88
Expenses after expense reductions (f)	0.90	(a)	0.90		0.90	0.90	0.90	0.90	(e)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.90	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income	1.40	(a)	1.13		0.53	0.35	0.42	0.74
Portfolio turnover	48		109		151	89	93	76
Net assets at end of period (000 Omitted)	$53,801		$54,049		$115,251	$131,259	$137,244	$158,082

See Notes to Financial Statements

11

MFS Core Equity Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008		2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$10.32		$17.07		$15.41	$13.60	$13.48	$12.05
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12		$0.04	$0.01	$0.02	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		(6.81)		1.63	1.82	0.17	1.38
Total from investment operations	$0.80		$(6.69)		$1.67	$1.83	$0.19	$1.45
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.06)		$(0.01)	$(0.02)	$(0.07)	$(0.02)
Net asset value, end of period	$10.97		$10.32		$17.07	$15.41	$13.60	$13.48
Total return (%) (k)(r)(s)	7.85	(n)	(39.32	)(t)	10.87	13.50	1.46	12.09	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.20		1.27	1.17	1.23	1.13
Expenses after expense reductions (f)	1.15	(a)	1.15		1.15	1.15	1.15	1.15	(e)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	N/A		N/A	N/A	N/A	N/A
Net investment income	1.14	(a)	0.87		0.25	0.10	0.17	0.54
Portfolio turnover	48		109		151	89	93	76
Net assets at end of period (000 Omitted)	$4,485		$4,571		$9,288	$14,740	$15,823	$18,372

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.

(d)	Per share data is based on average shares outstanding.

(e)	Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)	Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.87%.

See Notes to Financial Statements

12

MFS Core Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

13

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$54,665,799	$229,555	$—	$54,895,354
Canada	1,750,177	—	—	1,750,177
Israel	492,923	—	—	492,923
United Kingdom	216,216	—	126,545	342,761
France	206,750	—	—	206,750
Panama	141,645	—	—	141,645
Mutual Funds	277,008	—	—	277,008
Total Investments	$57,750,518	$229,555	$126,545	$58,106,618

Short Sales	$(139,575)	$—	$—	$(139,575)

For further information regarding security characteristics, see the Portfolio of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/08	$147,361
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(20,816)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 6/30/09	$126,545

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it

14

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At June 30, 2009, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

Investment Transactions (i.e., Purchased Options)
Equity Contracts	(20,215)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

15

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2009, this expense amounted to $429. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

16

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$705,142

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$67,772,523
Gross appreciation	2,996,120
Gross depreciation	(12,662,025)
Net unrealized appreciation (depreciation)	$(9,665,905)

As of 12/31/08
Undistributed ordinary income	996,022
Capital loss carryforwards	(42,843,516)
Other temporary differences	(85,103)
Net unrealized appreciation (depreciation)	(23,483,822)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(26,693,718)
12/31/16	(16,149,798)
$(42,843,516)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$936,035	$673,155
Service Class	60,463	31,987
Total	$996,498	$705,142

17

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $39,596 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $5,462, which equated to 0.0202% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $249.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0339% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $297 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $233, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

18

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $26,127,424 and $29,328,310, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	131,857	$1,330,928	195,467	$2,683,901
Service Class	61,055	602,442	111,116	1,583,080
	192,912	$1,933,370	306,583	$4,266,981
Shares issued to shareholders in reinvestment of distributions
Initial Class	93,604	$936,035	42,740	$673,155
Service Class	6,058	60,463	2,039	31,987
	99,662	$996,498	44,779	$705,142
Shares reacquired
Initial Class	(538,393)	$(5,313,097)	(1,739,123)	$(25,060,341)
Service Class	(100,923)	(959,612)	(214,315)	(2,982,160)
	(639,316)	$(6,272,709)	(1,953,438)	$(28,042,501)
Net change
Initial Class	(312,932)	$(3,046,134)	(1,500,916)	$(21,703,285)
Service Class	(33,810)	(296,707)	(101,160)	(1,367,093)
	(346,742)	$(3,342,841)	(1,602,076)	$(23,070,378)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $308 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	5,739,026	(5,545,273)	193,753

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$695	$193,753

19

MFS Core Equity Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

20

MFS® Variable Insurance Trust
Semiannual report

MFS® Investors Growth Stock Series

6/30/09
VGS-SEM

MFS® INVESTORS GROWTH STOCK SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Growth Stock Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Investors Growth Stock Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cisco Systems, Inc.	4.0%
Accenture Ltd., “A”	3.9%
Oracle Corp.	3.8%
CVS Caremark Corp.	3.5%
PepsiCo, Inc.	3.5%
United Technologies Corp.	2.9%
Google, Inc., “A”	2.8%
Medtronic, Inc.	2.8%
MasterCard, Inc., “A”	2.8%
Danaher Corp.	2.5%

Equity sectors
Technology	20.9%
Health Care	18.5%
Special Products & Services	12.6%
Consumer Staples	10.4%
Industrial Goods & Services	8.7%
Retailing	8.2%
Energy	6.8%
Financial Services	4.5%
Leisure	3.3%
Basic Materials	2.7%
Utilities & Communications	0.7%
Transportation	0.3%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Growth Stock Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.89%	$1,000.00	$1,127.22	$4.69
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
Service Class	Actual	1.14%	$1,000.00	$1,124.91	$6.01
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Investors Growth Stock Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.6%
Aerospace – 3.3%
Precision Castparts Corp.	17,650	$1,288,980
United Technologies Corp.	162,700	8,453,892

		$9,742,872

Alcoholic Beverages – 0.9%
Diageo PLC	180,670	$2,590,431

Apparel Manufacturers – 3.2%
LVMH Moet Hennessy Louis Vuitton S.A.	50,180	$3,829,486
NIKE, Inc., “B”	105,530	5,464,343

		$9,293,829

Biotechnology – 2.2%
Genzyme Corp. (a)	119,170	$6,634,194

Broadcasting – 2.6%
Grupo Televisa S.A., ADR	89,140	$1,515,380
Omnicom Group, Inc.	198,660	6,273,683

		$7,789,063

Brokerage & Asset Managers – 1.7%
Charles Schwab Corp.	164,380	$2,883,225
CME Group, Inc.	6,690	2,081,326

		$4,964,551

Business Services – 12.6%
Accenture Ltd., “A”	346,100	$11,580,506
Amdocs Ltd. (a)	126,220	2,707,419
Automatic Data Processing, Inc.	48,470	1,717,777
Dun & Bradstreet Corp.	59,910	4,865,291
Fidelity National Information Services, Inc.	79,270	1,582,229
MasterCard, Inc., “A”	49,780	8,328,692
Visa, Inc., “A”	19,560	1,217,806
Western Union Co.	307,550	5,043,820

		$37,043,540

Cable TV – 0.7%
DIRECTV Group, Inc. (a)	78,880	$1,949,125

Chemicals – 1.6%
3M Co.	79,740	$4,792,374

Computer Software – 4.1%
Oracle Corp.	518,070	$11,097,059
VeriSign, Inc. (a)	56,510	1,044,305

		$12,141,364

Computer Software – Systems – 5.1%
Apple, Inc. (a)	31,720	$4,517,880
EMC Corp. (a)	174,980	2,292,238
Hewlett-Packard Co.	107,070	4,138,256
International Business Machines Corp.	40,330	4,211,259

		$15,159,633

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – 4.6%
Colgate-Palmolive Co.	92,890	$6,571,039
Procter & Gamble Co.	135,363	6,917,049

		$13,488,088

Electrical Equipment – 5.4%
Danaher Corp.	121,460	$7,498,940
Rockwell Automation, Inc.	180,100	5,784,812
W.W. Grainger, Inc.	33,880	2,774,094

		$16,057,846

Electronics – 3.2%
KLA-Tencor Corp.	39,860	$1,006,465
National Semiconductor Corp.	265,040	3,326,252
Samsung Electronics Co. Ltd., GDR	9,911	2,311,741
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	297,098	2,795,692

		$9,440,150

Energy – Integrated – 4.3%
Chevron Corp.	70,290	$4,656,712
Exxon Mobil Corp.	19,140	1,338,077
Hess Corp.	42,330	2,275,237
Marathon Oil Corp.	146,300	4,408,019

		$12,678,045

Food & Beverages – 4.9%
Groupe Danone	37,302	$1,840,937
Nestle S.A.	67,074	2,526,039
PepsiCo, Inc.	185,690	10,205,522

		$14,572,498

Food & Drug Stores – 3.5%
CVS Caremark Corp.	322,453	$10,276,577

General Merchandise – 0.6%
Target Corp.	44,070	$1,739,443

Internet – 3.5%
eBay, Inc. (a)	119,960	$2,054,915
Google, Inc., “A” (a)	19,920	8,398,073

		$10,452,988

Major Banks – 2.8%
Bank of New York Mellon Corp.	115,718	$3,391,695
State Street Corp.	102,760	4,850,272

		$8,241,967

Medical & Health Technology & Services – 2.1%
Medco Health Solutions, Inc. (a)	37,550	$1,712,656
Patterson Cos., Inc. (a)	129,310	2,806,027
VCA Antech, Inc. (a)	57,580	1,537,386

		$6,056,069

Medical Equipment – 9.2%
DENTSPLY International, Inc.	191,830	$5,854,652
Medtronic, Inc.	239,970	8,372,553

4

MFS Investors Growth Stock Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc. (a)	115,740	$4,718,720
Waters Corp. (a)	114,800	5,908,756
Zimmer Holdings, Inc. (a)	52,580	2,239,908

		$27,094,589

Metals & Mining – 0.7%
BHP Billiton Ltd., ADR	36,320	$1,987,794

Network & Telecom – 4.4%
Cisco Systems, Inc. (a)	635,700	$11,849,448
Research in Motion Ltd. (a)	15,160	1,077,118

		$12,926,566

Oil Services – 2.5%
Halliburton Co.	213,520	$4,419,864
Noble Corp.	96,720	2,925,780

		$7,345,644

Personal Computers & Peripherals – 0.6%
NetApp, Inc. (a)	91,990	$1,814,043

Pharmaceuticals – 5.0%
Abbott Laboratories	98,900	$4,652,256
Allergan, Inc.	67,170	3,195,949
Johnson & Johnson	63,880	3,628,384
Merck KGaA	22,260	2,263,988
Roche Holding AG	6,560	891,733

		$14,632,310

Specialty Chemicals – 0.4%
Praxair, Inc.	18,450	$1,311,241

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.9%
Staples, Inc.	138,085	$2,785,174

Telecommunications – Wireless – 0.7%
America Movil S.A.B. de C.V., “L”, ADR	50,860	$1,969,299

Trucking – 0.3%
United Parcel Service, Inc., “B”	17,900	$894,821

Total Common Stocks (Identified Cost, $304,024,082)		$287,866,128

MONEY MARKET FUNDS (v) – 2.3%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	6,594,494	$6,594,494

Total Investments (Identified Cost, $310,618,576)		$294,460,622

OTHER ASSETS, LESS LIABILITIES – 0.1%		402,187

Net Assets – 100.0%		$294,862,809

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $304,024,082)	$287,866,128
Underlying funds, at cost and value	6,594,494
Total investments, at value (identified cost, $310,618,576)	$294,460,622
Receivables for
Fund shares sold	$455,684
Interest and dividends	210,852
Other assets	2,319
Total assets		$295,129,477
Liabilities
Payables for
Fund shares reacquired	$169,777
Payable to affiliates
Management fee	12,173
Shareholder servicing costs	430
Distribution and/or service fees	2,963
Administrative services fee	360
Payable for independent trustees’ compensation	1,164
Accrued expenses and other liabilities	79,801
Total liabilities		$266,668
Net assets		$294,862,809
Net assets consist of
Paid-in capital	$385,509,799
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(16,158,986)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(75,109,370)
Undistributed net investment income	621,366
Net assets		$294,862,809
Shares of beneficial interest outstanding		37,704,257

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$79,404,419	10,003,802	$7.94
Service Class	215,458,390	27,700,455	7.78

See Notes to Financial Statements

6

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$2,045,740
Interest	8,357
Dividends from underlying funds	8,405
Foreign taxes withheld	(60,920)
Total investment income		$2,001,582
Expenses
Management fee	$963,698
Distribution and/or service fees	230,006
Shareholder servicing costs	26,042
Administrative services fee	29,586
Independent trustees’ compensation	6,363
Custodian fee	32,631
Shareholder communications	53,046
Auditing fees	23,468
Legal fees	4,314
Miscellaneous	11,750
Total expenses		$1,380,904
Fees paid indirectly	(11)
Reduction of expenses by investment adviser	(1,094)
Net expenses		$1,379,799
Net investment income		$621,783
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(14,542,716)
Foreign currency transactions	2,708
Net realized gain (loss) on investments and foreign currency transactions		$(14,540,008)
Change in unrealized appreciation (depreciation)
Investments	$45,415,499
Translation of assets and liabilities in foreign currencies	882
Net unrealized gain (loss) on investments and foreign currency translation		$45,416,381
Net realized and unrealized gain (loss) on investments and foreign currency		$30,876,373
Change in net assets from operations		$31,498,156

See Notes to Financial Statements

7

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$621,783	$1,538,391
Net realized gain (loss) on investments and foreign currency transactions	(14,540,008)	(57,815,169)
Net unrealized gain (loss) on investments and foreign currency translation	45,416,381	(96,626,126)
Change in net assets from operations	$31,498,156	$(152,902,904)
Distributions declared to shareholders
From net investment income	$(1,500,507)	$(1,384,586)
From net realized gain on investments	—	(17,354,430)
Total distributions declared to shareholders	$(1,500,507)	$(18,739,016)
Change in net assets from fund share transactions	$11,164,794	$(19,939,462)
Total change in net assets	$41,162,443	$(191,581,382)
Net assets
At beginning of period	253,700,366	445,281,748
At end of period (including undistributed net investment income of $621,366 and $1,500,090, respectively)	$294,862,809	$253,700,366

See Notes to Financial Statements

8

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$7.10		$11.82	$10.65	$9.90	$9.51	$8.71
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.06	$0.05	$0.03	$0.01	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		(4.24)	1.16	0.72	0.41	0.77
Total from investment operations	$0.90		$(4.18)	$1.21	$0.75	$0.42	$0.80
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.06)	$(0.04)	$—	$(0.03)	$—
From net realized gain on investments	—		(0.48)	—	—	—	—
Total distributions declared to shareholders	$(0.06)		$(0.54)	$(0.04)	$—	$(0.03)	$—
Net asset value, end of period	$7.94		$7.10	$11.82	$10.65	$9.90	$9.51
Total return (%) (k)(r)(s)	12.72	(n)	(36.87)	11.36	7.58	4.49	9.18	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.85	0.86	0.87	0.90	0.86
Expenses after expense reductions (f)	0.89	(a)	0.85	0.86	0.87	0.90	0.86
Net investment income	0.66	(a)	0.60	0.47	0.33	0.09	0.37
Portfolio turnover	22		50	63	80	146	144
Net assets at end of period (000 Omitted)	$79,404		$75,444	$148,096	$161,081	$176,463	$217,934
See Notes to Financial Statements

9

MFS Investors Growth Stock Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$6.95		$11.57	$10.43	$9.72	$9.34	$8.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.03	$0.02	$0.01	$(0.01)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.86		(4.14)	1.13	0.70	0.40	0.76
Total from investment operations	$0.87		$(4.11)	$1.15	$0.71	$0.39	$0.77
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.03)	$(0.01)	$—	$(0.01)	$—
From net realized gain on investments	—		(0.48)	—	—	—	—
Total distributions declared to shareholders	$(0.04)		$(0.51)	$(0.01)	$—	$(0.01)	$—
Net asset value, end of period	$7.78		$6.95	$11.57	$10.43	$9.72	$9.34
Total return (%) (k)(r)(s)	12.49	(n)	(36.98)	11.02	7.30	4.23	8.98	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.10	1.11	1.12	1.15	1.11
Expenses after expense reductions (f)	1.14	(a)	1.10	1.11	1.12	1.15	1.11
Net investment income (loss)	0.41	(a)	0.35	0.22	0.08	(0.15)	0.15
Portfolio turnover	22		50	63	80	146	144
Net assets at end of period (000 Omitted)	$215,458		$178,256	$297,186	$300,026	$301,252	$260,794

(a)	Annualized.

(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

10

MFS Investors Growth Stock Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Growth Stock Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$287,866,128	$—	$—	$287,866,128
Mutual Funds	6,594,494	—	—	6,594,494
Total Investments	$294,460,622	$—	$—	$294,460,622

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative

12

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

13

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$1,385,148
Long-term capital gain	17,353,868
Total distributions	$18,739,016

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$318,316,992
Gross appreciation	16,178,814
Gross depreciation	(40,035,184)
Net unrealized appreciation (depreciation)	$(23,856,370)

As of 12/31/08
Undistributed ordinary income	$1,500,090
Capital loss carryforwards	(52,769,417)
Other temporary differences	(103,443)
Net unrealized appreciation (depreciation)	(69,271,869)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(52,769,417)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$582,919	$675,482	$—	$5,520,376
Service Class	917,588	709,104	—	11,834,054
Total	$1,500,507	$1,384,586	$—	$17,354,430

14

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $25,746, which equated to 0.0200% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $296.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0230% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,386 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,094, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $67,137,593 and $56,933,841, respectively.

15

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	325,124	$2,405,753	368,592	$3,435,551
Service Class	3,923,775	28,035,553	4,843,140	43,714,472
	4,248,899	$30,441,306	5,211,732	$47,150,023
Shares issued to shareholders in reinvestment of distributions
Initial Class	79,852	$582,919	590,644	$6,195,858
Service Class	128,334	917,588	1,221,340	12,543,158
	208,186	$1,500,507	1,811,984	$18,739,016
Shares reacquired
Initial Class	(1,025,530)	$(7,129,494)	(2,860,333)	$(27,966,296)
Service Class	(2,014,551)	(13,647,525)	(6,077,311)	(57,862,205)
	(3,040,081)	$(20,777,019)	(8,937,644)	$(85,828,501)
Net change
Initial Class	(620,554)	$(4,140,822)	(1,901,097)	$(18,334,887)
Service Class	2,037,558	15,305,616	(12,831)	(1,604,575)
	1,417,004	$11,164,794	(1,913,928)	$(19,939,462)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $1,385 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	28,091,730	(21,497,236)	6,594,494

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,405	$6,594,494

16

MFS Investors Growth Stock Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

17

MFS® Global Equity Series

MFS® Variable Insurance Trust

Semiannual report

6/30/09

VGE-SEM

MFS® GLOBAL EQUITY SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Global Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.3%
Roche Holding AG	2.6%
Heineken N.V.	2.6%
Oracle Corp.	2.4%
Linde AG	2.4%
Reckitt Benckiser Group PLC	2.3%
3M Co.	2.2%
Diageo PLC	2.1%
LVMH Moet Hennessy Louis Vuitton S.A.	2.1%
NIKE, Inc., “B”	1.9%

Equity sectors
Consumer Staples	19.2%
Health Care	16.6%
Financial Services	11.2%
Technology	9.6%
Retailing	8.5%
Basic Materials	8.3%
Leisure	7.2%
Energy	5.4%
Industrial Goods & Services	4.2%
Transportation	3.7%
Utilities & Communications	2.7%
Special Products & Services	2.4%
Autos & Housing	0.4%

Country weightings (w)
United States	39.2%
France	12.9%
Switzerland	12.2%
United Kingdom	10.2%
Japan	6.9%
Germany	6.6%
Netherlands	6.5%
Canada	1.3%
South Korea	1.1%
Other Countries	3.1%

(w)	Country weightings are based on the valuation currency of each security.

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	1.15%	$1,000.00	$1,051.26	$5.85
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
Service Class	Actual	1.40%	$1,000.00	$1,050.65	$7.12
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Alcoholic Beverages – 6.1%
Diageo PLC	48,339	$693,083
Grupo Modelo S.A. de C.V., “C” (a)	32,900	116,727
Heineken N.V.	23,110	857,181
Pernod Ricard S.A.	4,966	312,589

		$1,979,580

Apparel Manufacturers – 5.9%
Burberry Group PLC	38,220	$265,980
Compagnie Financiere Richemont S.A.	16,474	342,352
LVMH Moet Hennessy Louis Vuitton S.A.	8,900	679,203
NIKE, Inc., “B”	12,150	629,127

		$1,916,662

Automotive – 0.4%
Harley-Davidson, Inc.	7,220	$117,036

Biotechnology – 0.3%
Actelion Ltd. (a)	2,002	$104,748

Broadcasting – 5.0%
Omnicom Group, Inc.	15,480	$488,858
Vivendi S.A.	9,662	230,898
Walt Disney Co.	25,750	600,748
WPP Group PLC	48,935	324,648

		$1,645,152

Brokerage & Asset Managers – 1.0%
Deutsche Boerse AG	1,640	$127,181
Julius Baer Holding Ltd.	5,020	194,877

		$322,058

Business Services – 1.7%
Accenture Ltd., “A”	13,140	$439,664
DST Systems, Inc. (a)	3,390	125,261

		$564,925

Chemicals – 3.6%
3M Co.	12,040	$723,604
Givaudan S.A.	726	444,667

		$1,168,271

Computer Software – 2.4%
Oracle Corp.	36,230	$776,047

Computer Software – Systems – 1.3%
Canon, Inc.	12,900	$419,856

Conglomerates – 0.7%
Smiths Group PLC	19,202	$221,612

Consumer Goods & Services – 5.5%
Beiersdorf AG	1,500	$70,514
International Flavors & Fragrances, Inc.	6,120	200,246
Kao Corp.	19,000	414,073

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Goods & Services – continued
Procter & Gamble Co.	6,803	$347,633
Reckitt Benckiser Group PLC	16,470	749,487

		$1,781,953

Electrical Equipment – 3.6%
Legrand S.A.	17,400	$379,203
Rockwell Automation, Inc.	7,850	252,142
Schneider Electric S.A.	7,227	550,515

		$1,181,860

Electronics – 4.3%
ASML Holding N.V.	9,198	$198,842
Hirose Electric Co. Ltd.	1,200	127,584
Hoya Corp.	18,800	376,422
Intel Corp.	19,640	325,042
Samsung Electronics Co. Ltd.	793	367,257

		$1,395,147

Energy – Independent – 1.1%
INPEX Corp.	44	$350,471

Energy – Integrated – 4.3%
Chevron Corp.	4,980	$329,925
Exxon Mobil Corp.	3,630	253,773
Royal Dutch Shell PLC, “A”	16,340	408,021
TOTAL S.A.	7,580	409,181

		$1,400,900

Food & Beverages – 7.6%
General Mills, Inc.	4,700	$263,294
Groupe Danone	5,032	248,340
J.M. Smucker Co.	6,805	331,131
Nestle S.A.	28,325	1,066,733
PepsiCo, Inc.	10,440	573,782

		$2,483,280

Food & Drug Stores – 2.4%
Lawson, Inc.	2,300	$101,230
Tesco PLC	31,448	182,946
Walgreen Co.	17,310	508,914

		$793,090

Gaming & Lodging – 1.4%
Ladbrokes PLC	63,529	$192,313
William Hill PLC	77,930	251,933

		$444,246

Insurance – 2.0%
AXA	21,150	$397,285
QBE Insurance Group Ltd.	3,514	56,069
Swiss Reinsurance Co.	6,030	199,455

		$652,809

4

MFS Global Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 0.6%
Fanuc Ltd.	2,300	$183,518

Major Banks – 6.0%
Bank of New York Mellon Corp.	17,480	$512,339
Erste Group Bank AG	5,822	157,059
Goldman Sachs Group, Inc.	2,240	330,266
Intesa Sanpaolo S.p.A. (a)	36,821	118,547
Standard Chartered PLC	15,808	296,483
State Street Corp.	11,800	556,960

		$1,971,654

Medical Equipment – 8.9%
Alcon, Inc.	2,420	$281,010
DENTSPLY International, Inc.	9,650	294,518
Essilor International S.A.	2,970	141,576
Medtronic, Inc.	15,140	528,235
Sonova Holding AG	1,568	127,426
Synthes, Inc.	3,440	332,112
Thermo Fisher Scientific, Inc. (a)	9,060	369,376
Waters Corp. (a)	8,260	425,142
Zimmer Holdings, Inc. (a)	9,340	397,884

		$2,897,279

Natural Gas – Distribution – 1.3%
Gaz de France	11,810	$439,705

Network & Telecom – 1.6%
Cisco Systems, Inc. (a)	27,660	$515,582

Other Banks & Diversified Financials – 2.2%
Aeon Credit Service Co. Ltd.	9,900	$128,890
American Express Co.	8,710	202,420
Komercni Banka A.S.	729	100,867
UBS AG (a)	24,073	294,446

		$726,623

Pharmaceuticals – 7.4%
Bayer AG	7,990	$428,399
GlaxoSmithKline PLC	8,000	140,632
Johnson & Johnson	7,610	432,248
Merck KGaA	5,520	561,420
Roche Holding AG	6,360	864,546

		$2,427,245

Printing & Publishing – 0.8%
Wolters Kluwer N.V.	15,540	$271,413

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.3%
Canadian National Railway Co.	10,244	$440,082

Specialty Chemicals – 4.7%
L’Air Liquide S.A.	4,616	$421,623
Linde AG	9,390	769,684
Praxair, Inc.	2,840	201,839
Shin-Etsu Chemical Co. Ltd.	3,400	157,030

		$1,550,176

Specialty Stores – 0.2%
Sally Beauty Holdings, Inc. (a)	8,770	$55,777

Telephone Services – 0.8%
Singapore Telecommunications Ltd.	120,950	$249,584

Trucking – 2.4%
TNT N.V.	19,244	$373,766
United Parcel Service, Inc., “B”	8,150	407,419

		$781,185

Utilities – Electric Power – 0.6%
E.ON AG	5,964	$211,005

Total Common Stocks (Identified Cost, $37,939,932)		$32,440,531

MONEY MARKET FUNDS (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	43	$43

Total Investments (Identified Cost, $37,939,975)		$32,440,574

OTHER ASSETS, LESS LIABILITIES – 0.6%		199,165

Net Assets – 100.0%		$32,639,739

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Equity Series

FINANCIAL STATEMENTS  |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $37,939,932)	$32,440,531
Underlying funds, at cost and value	43
Total investments, at value (identified cost, $37,939,975)	$32,440,574
Foreign currency, at value (identified cost, $94,321)	$94,420
Receivables for
Investments sold	160,549
Fund shares sold	27,126
Interest and dividends	66,493
Receivable from investment adviser	10,957
Other assets	520
Total assets		$32,800,639
Liabilities
Payable to custodian	$36,887
Payables for
Investments purchased	13,504
Fund shares reacquired	39,111
Payable to affiliates
Management fee	1,801
Shareholder servicing costs	65
Distribution and/or service fees	16
Administrative services fee	96
Payable for independent trustees’ compensation	621
Accrued expenses and other liabilities	68,799
Total liabilities		$160,900
Net assets		$32,639,739
Net assets consist of
Paid-in capital	$40,836,727
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(5,499,136)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,026,345)
Undistributed net investment income	328,493
Net assets		$32,639,739
Shares of beneficial interest outstanding		3,402,880

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$31,478,237	3,281,770	$9.59
Service Class	1,161,502	121,110	9.59

See Notes to Financial Statements

6

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Dividends	$553,102
Dividends from underlying funds	446
Interest	5,223
Foreign taxes withheld	(55,112)
Total investment income		$503,659
Expenses
Management fee	$150,185
Distribution and/or service fees	1,137
Shareholder servicing costs	3,136
Administrative services fee	8,679
Independent trustees’ compensation	1,263
Custodian fee	39,587
Shareholder communications	12,487
Auditing fees	23,800
Legal fees	977
Miscellaneous	5,098
Total expenses		$246,349
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(72,523)
Net expenses		$173,824
Net investment income		$329,835
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(1,368,963)
Foreign currency transactions	2,375
Net realized gain (loss) on investments and foreign currency transactions		$(1,366,588)
Change in unrealized appreciation (depreciation)
Investments	$2,321,761
Translation of assets and liabilities in foreign currencies	1,723
Net unrealized gain (loss) on investments and foreign currency translation		$2,323,484
Net realized and unrealized gain (loss) on investments and foreign currency		$956,896
Change in net assets from operations		$1,286,731

See Notes to Financial Statements

7

MFS Global Equity Series

FINANCIAL STATEMENTS  |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$329,835	$758,442
Net realized gain (loss) on investments and foreign currency transactions	(1,366,588)	(1,588,426)
Net unrealized gain (loss) on investments and foreign currency translation	2,323,484	(17,974,193)
Change in net assets from operations	$1,286,731	$(18,804,177)
Distributions declared to shareholders
From net investment income	$(743,159)	$(495,830)
From net realized gain on investments	—	(4,115,959)
Total distributions declared to shareholders	$(743,159)	$(4,611,789)
Change in net assets from fund share transactions	$(2,121,573)	$760,274
Total change in net assets	$(1,578,001)	$(22,655,692)
Net assets
At beginning of period	34,217,740	56,873,432
At end of period (including undistributed net investment income of $328,493 and $741,817, respectively)	$32,639,739	$34,217,740

See Notes to Financial Statements

8

MFS Global Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$9.36		$15.47	$15.45	$13.49	$12.80	$10.86
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.13	$0.37	$0.09	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		(5.01)	1.22	2.76	0.86	1.92
Total from investment operations	$0.45		$(4.81)	$1.35	$3.13	$0.95	$1.98
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.14)	$(0.32)	$(0.07)	$(0.04)	$(0.04)
From net realized gain on investments	—		(1.16)	(1.01)	(1.10)	(0.22)	—
Total distributions declared to shareholders	$(0.22)		$(1.30)	$(1.33)	$(1.17)	$(0.26)	$(0.04)
Net asset value, end of period	$9.59		$9.36	$15.47	$15.45	$13.49	$12.80
Total return (%) (k)(r)(s)	5.13	(n)	(33.77)	9.19	24.41	7.68	18.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.36	1.41	1.49	1.48	1.56
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.15	1.15
Net investment income	2.19	(a)	1.61	0.88	2.60	0.68	0.53
Portfolio turnover	8		28	38	37	52	40
Net assets at end of period (000 Omitted)	$31,478		$33,523	$56,246	$53,388	$35,415	$31,983

See Notes to Financial Statements

9

MFS Global Equity Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$9.35		$15.47	$15.47	$13.53	$13.00	$10.99
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.16	$0.09	$0.31	$0.03	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		(5.01)	1.23	2.79	0.76	1.90
Total from investment operations	$0.45		$(4.85)	$1.32	$3.10	$0.79	$2.01
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.11)	$(0.31)	$(0.06)	$(0.04)	$—
From net realized gain on investments	—		(1.16)	(1.01)	(1.10)	(0.22)	—
Total distributions declared to shareholders	$(0.21)		$(1.27)	$(1.32)	$(1.16)	$(0.26)	$—
Net asset value, end of period	$9.59		$9.35	$15.47	$15.47	$13.53	$13.00
Total return (%) (k)(r)(s)	5.07	(n)	(33.97)	8.97	24.02	6.30	18.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.60	1.65	1.76	1.73	0.60	(y)
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40	1.40	0.19	(y)
Net investment income	2.18	(a)	1.32	0.60	2.29	0.22	0.81
Portfolio turnover	8		28	38	37	52	40
Net assets at end of period (000 Omitted)	$1,162		$695	$628	$271	$56	$27

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(y)	Expense ratio is not in correlation with the contractual fee arrangement due to the small size of Service Class assets.

See Notes to Financial Statements

10

MFS Global Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,797,243	$—	$—	$12,797,243
France	4,210,119	—	—	4,210,119
Switzerland	3,971,362	—	—	3,971,362
United Kingdom	3,319,116	—	—	3,319,116
Japan	101,230	2,157,843	—	2,259,073
Germany	2,168,204	—	—	2,168,204
Netherlands	2,109,223	—	—	2,109,223
Canada	440,082	—	—	440,082
South Korea	—	367,257	—	367,257
Singapore	—	249,584	—	249,584
Other Countries	493,199	56,069	—	549,268
Mutual Funds	43	—	—	43
Total Investments	$29,609,821	$2,830,753	$—	$32,440,574

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not

12

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009 there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

13

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$826,448
Long-term capital gain	3,785,341
Total distributions	$4,611,789

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$38,251,679
Gross appreciation	2,350,121
Gross depreciation	(8,161,226)
Net unrealized appreciation (depreciation)	$(5,811,105)

As of 12/31/08
Undistributed ordinary income	742,671
Capital loss carryforwards	(1,342,500)
Other temporary differences	(7,865)
Net unrealized appreciation (depreciation)	(8,132,866)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(1,342,500)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

14

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$719,372	$490,946	$—	$4,065,455
Service Class	23,787	4,884	—	50,504
Total	$743,159	$495,830	$—	$4,115,959

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.00%
Average daily net assets in excess of $1 billion	0.90%

The management fee incurred for the six months ended June 30, 2009 was equivalent to 1.00% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $72,393 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $3,045, which equated to 0.0202% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $91.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0577% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The

15

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $165 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $130, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $2,393,150 and $4,487,654, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	174,439	$1,554,286	645,860	$8,312,510
Service Class	60,628	499,015	42,700	490,216
	235,067	$2,053,301	688,560	$8,802,726
Shares issued to shareholders in reinvestment of distributions
Initial Class	84,236	$719,372	332,827	$4,556,401
Service Class	2,786	23,787	4,043	55,388
	87,022	$743,159	336,870	$4,611,789
Shares reacquired
Initial Class	(558,244)	$(4,773,540)	(1,033,566)	$(12,511,758)
Service Class	(16,591)	(144,493)	(13,027)	(142,483)
	(574,835)	$(4,918,033)	(1,046,593)	$(12,654,241)
Net change
Initial Class	(299,569)	$(2,499,882)	(54,879)	$357,153
Service Class	46,823	378,309	33,716	403,121
	(252,746)	$(2,121,573)	(21,163)	$760,274

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $174 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	3,117,141	(3,117,098)	43

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$446	$43

17

MFS Global Equity Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

18

MFS INVESTMENT MANAGEMENT

MFS® Total Return Series

MFS® Variable Insurance Trust

Semiannual report

6/30/09

VTR-SEM

MFS® TOTAL RETURN SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Total Return Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 years	3.5%
U.S. Treasury Notes, 3.125%, 2013	2.4%
Lockheed Martin Corp.	2.0%
Exxon Mobil Corp.	1.9%
JPMorgan Chase & Co.	1.9%
AT&T, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Fannie Mae, 6.0%, 30 years	1.7%
Bank of New York Mellon Corp.	1.4%
Goldman Sachs Group, Inc.	1.4%

Equity sectors
Financial Services	11.3%
Energy	7.8%
Consumer Staples	7.0%
Health Care	6.8%
Utilities & Communications	6.7%
Industrial Goods & Services	5.5%
Technology	3.6%
Retailing	3.5%
Basic Materials	2.0%
Leisure	1.6%
Special Products & Services	1.5%
Autos & Housing	0.6%
Transportation	0.2%

Fixed income sectors (i)
Mortgage-Backed Securities	15.2%
High Grade Corporates	10.9%
U.S. Treasury Securities	9.5%
Commercial Mortgage-Backed Securities	2.3%
U.S. Government Agencies	1.0%
Non-U.S. Government Bonds	0.9%
Emerging Markets Bonds	0.6%
Asset-Backed Securities	0.2%
High Yield Corporates	0.1%
Municipal Bonds	0.1%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Total Return Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.83%	$1,000.00	$1,042.54	$4.20
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
Service Class	Actual	1.08%	$1,000.00	$1,040.99	$5.47
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Total Return Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 58.1%
Aerospace – 4.0%
Goodrich Corp.	32,750	$1,636,509
Lockheed Martin Corp.	647,803	52,245,312
Northrop Grumman Corp.	504,297	23,036,287
United Technologies Corp.	511,510	26,578,060

		$103,496,168

Alcoholic Beverages – 0.9%
Diageo PLC	1,110,782	$15,926,297
Heineken N.V.	106,220	3,939,841
Molson Coors Brewing Co.	70,560	2,986,805

		$22,852,943

Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	350,300	$18,138,534

Automotive – 0.3%
Johnson Controls, Inc.	312,700	$6,791,844

Biotechnology – 0.2%
Genzyme Corp. (a)	108,560	$6,043,535

Broadcasting – 1.4%
Omnicom Group, Inc.	518,840	$16,384,967
Walt Disney Co.	685,090	15,983,150
WPP Group PLC	575,144	3,815,659

		$36,183,776

Brokerage & Asset Managers – 0.5%
Charles Schwab Corp.	186,240	$3,266,650
Deutsche Boerse AG	29,200	2,264,445
Franklin Resources, Inc.	49,875	3,591,499
Invesco Ltd.	235,290	4,192,868

		$13,315,462

Business Services – 1.3%
Accenture Ltd., “A”	475,510	$15,910,565
Automatic Data Processing, Inc.	60,130	2,131,007
Dun & Bradstreet Corp.	38,560	3,131,458
Visa, Inc., “A”	55,740	3,470,372
Western Union Co.	489,770	8,032,228

		$32,675,630

Chemicals – 1.4%
3M Co.	275,170	$16,537,717
PPG Industries, Inc.	452,920	19,883,188

		$36,420,905

Computer Software – 0.8%
Oracle Corp.	959,682	$20,556,388

Computer Software – Systems – 1.4%
Hewlett-Packard Co.	418,091	$16,159,217
International Business Machines Corp.	196,250	20,492,425

		$36,651,642

Construction – 0.3%
Pulte Homes, Inc.	331,660	$2,928,558

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – continued
Sherwin-Williams Co.	109,330	$5,876,488

		$8,805,046

Consumer Goods & Services – 1.3%
Apollo Group, Inc., “A” (a)	79,780	$5,673,954
Clorox Co.	90,720	5,064,898
Procter & Gamble Co.	452,251	23,110,026

		$33,848,878

Electrical Equipment – 1.0%
Danaher Corp.	162,530	$10,034,602
Rockwell Automation, Inc.	72,380	2,324,846
Tyco Electronics Ltd.	252,190	4,688,212
W.W. Grainger, Inc.	120,280	9,848,526

		$26,896,186

Electronics – 1.0%
Agilent Technologies, Inc. (a)	240,690	$4,888,414
First Solar, Inc. (a)	9,500	1,540,140
Intel Corp.	1,200,790	19,873,075

		$26,301,629

Energy – Independent – 2.3%
Anadarko Petroleum Corp.	186,430	$8,462,058
Apache Corp.	348,080	25,113,972
Devon Energy Corp.	181,340	9,883,030
EOG Resources, Inc.	98,050	6,659,556
Noble Energy, Inc.	62,320	3,675,010
Occidental Petroleum Corp.	103,960	6,841,608

		$60,635,234

Energy – Integrated – 5.1%
Chevron Corp.	366,952	$24,310,570
ConocoPhillips	81,560	3,430,414
Exxon Mobil Corp.	703,142	49,156,657
Hess Corp.	215,940	11,606,775
Marathon Oil Corp.	256,420	7,725,935
TOTAL S.A., ADR	662,820	35,944,729

		$132,175,080

Food & Beverages – 2.8%
General Mills, Inc.	95,310	$5,339,266
Groupe Danone	76,542	3,777,519
J.M. Smucker Co.	132,922	6,467,985
Kellogg Co.	227,117	10,576,839
Nestle S.A.	667,793	25,149,408
PepsiCo, Inc.	383,520	21,078,259

		$72,389,276

Food & Drug Stores – 1.7%
CVS Caremark Corp.	721,110	$22,981,776
Kroger Co.	541,020	11,929,491
Walgreen Co.	299,840	8,815,296

		$43,726,563

4

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 0.7%
Macy’s, Inc.	563,730	$6,629,465
Target Corp.	179,020	7,065,919
Wal-Mart Stores, Inc.	85,820	4,157,121

		$17,852,505

Health Maintenance Organizations – 0.5%
UnitedHealth Group, Inc.	128,212	$3,202,736
WellPoint, Inc. (a)	171,020	8,703,208

		$11,905,944

Insurance – 3.4%
Allstate Corp.	826,660	$20,170,504
Aon Corp.	137,990	5,225,681
Chubb Corp.	116,570	4,648,812
MetLife, Inc.	1,167,170	35,026,772
Prudential Financial, Inc.	199,020	7,407,524
Travelers Cos., Inc.	356,020	14,611,061

		$87,090,354

Internet – 0.1%
Google, Inc., “A” (a)	7,610	$3,208,300

Leisure & Toys – 0.2%
Hasbro, Inc.	193,020	$4,678,805

Machinery & Tools – 0.5%
Deere & Co.	76,880	$3,071,356
Eaton Corp.	204,220	9,110,254

		$12,181,610

Major Banks – 7.4%
Bank of America Corp.	526,110	$6,944,652
Bank of New York Mellon Corp.	1,262,952	37,017,123
Goldman Sachs Group, Inc.	250,550	36,941,092
JPMorgan Chase & Co.	1,428,184	48,715,356
PNC Financial Services Group, Inc.	281,700	10,932,777
Regions Financial Corp.	569,830	2,302,113
State Street Corp.	547,680	25,850,496
Wells Fargo & Co.	949,350	23,031,231

		$191,734,840

Medical Equipment – 1.3%
Becton, Dickinson & Co.	22,200	$1,583,082
DENTSPLY International, Inc.	108,390	3,308,063
Medtronic, Inc.	500,120	17,449,187
Thermo Fisher Scientific, Inc. (a)	73,640	3,002,303
Waters Corp. (a)	149,070	7,672,633

		$33,015,268

Metals & Mining – 0.1%
Alcoa, Inc.	141,390	$1,460,559

Natural Gas – Distribution – 0.3%
Sempra Energy	153,350	$7,610,761

Natural Gas – Pipeline – 0.1%
Williams Cos., Inc.	242,928	$3,792,106

Network & Telecom – 0.3%
Cisco Systems, Inc. (a)	197,050	$3,673,012

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – continued
Nokia Corp., ADR	311,080	$4,535,546

		$8,208,558

Oil Services – 0.4%
Halliburton Co.	108,140	$2,238,498
National Oilwell Varco, Inc. (a)	162,980	5,322,927
Noble Corp.	89,426	2,705,137

		$10,266,562

Pharmaceuticals – 4.8%
Abbott Laboratories	350,180	$16,472,467
GlaxoSmithKline PLC	209,110	3,675,936
Johnson & Johnson	496,530	28,202,904
Merck & Co., Inc.	960,600	26,858,376
Merck KGaA	48,750	4,958,195
Pfizer, Inc.	697,180	10,457,700
Roche Holding AG	20,420	2,775,789
Wyeth	696,310	31,605,511

		$125,006,878

Railroad & Shipping – 0.0%
Burlington Northern Santa Fe Corp.	15,604	$1,147,518

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	217,490	$14,047,679

Specialty Stores – 0.4%
Home Depot, Inc.	134,150	$3,169,965
Staples, Inc.	427,770	8,628,121

		$11,798,086

Telecommunications – Wireless – 0.7%
Vodafone Group PLC	9,381,970	$18,090,069

Telephone Services – 2.1%
AT&T, Inc.	1,874,014	$46,550,508
Embarq Corp.	96,381	4,053,785
Royal KPN N.V.	308,400	4,239,427

		$54,843,720

Tobacco – 2.2%
Altria Group, Inc.	172,743	$2,831,258
Lorillard, Inc.	112,420	7,618,703
Philip Morris International, Inc.	1,062,920	46,364,570

		$56,814,531

Trucking – 0.2%
United Parcel Service, Inc., “B”	91,460	$4,572,085

Utilities – Electric Power – 3.5%
Allegheny Energy, Inc.	119,470	$3,064,406
American Electric Power Co., Inc.	173,540	5,013,571
CMS Energy Corp.	156,300	1,888,104
Dominion Resources, Inc.	307,620	10,280,660
Entergy Corp.	68,930	5,343,454
FPL Group, Inc.	316,908	18,019,389
Northeast Utilities	61,810	1,378,981
NRG Energy, Inc. (a)	275,820	7,160,287
PG&E Corp.	202,440	7,781,794

5

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
PPL Corp.	348,360	$11,481,946
Progress Energy, Inc.	96,850	3,663,836
Public Service Enterprise Group, Inc.	446,360	14,564,727

		$89,641,155

Total Common Stocks (Identified Cost, $1,644,228,629)		$1,506,872,612

BONDS – 40.5%
Agency – Other – 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,020,937

Asset Backed & Securitized – 2.5%
Banc of America Commercial Mortgage, Inc., “A4”, 5.634%, 2046	$789,000	$622,590
Banc of America Commercial Mortgage, Inc., FRN, “A4”, 5.414%, 2047	4,216,000	3,361,623
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.116%, 2040 (z)	3,009,000	1,109,418
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	5,000,000	3,953,389
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,600,000	2,656,322
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	14,502	13,750
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	427,833	418,134
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,911,000	826,514
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	2,460,763	1,204,893
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	3,818,128	2,621,752
CWCapital LLC, 5.223%, 2048	5,884,000	4,233,460
GE Commercial Mortgage Corp., FRN, 5.515%, 2044	2,078,000	1,064,900
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	2,232,000	736,215
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	3,148,005
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	1,526,266	1,490,092
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	2,550,000	2,355,984
GS Mortgage Securities Corp., 5.56%, 2039	1,408,173	1,148,515
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	1,688,315
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	1,635,000	1,321,782
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,506,000	1,210,246
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,680,084	1,236,692
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	1,549,262

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.401%, 2041	$2,550,000	$2,254,391
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	4,303,000	3,432,179
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	4,303,000	3,652,241
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	2,755,995	2,401,328
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	1,967,000	371,641
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.649%, 2039	1,764,000	913,360
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	3,818,128	2,730,323
Morgan Stanley Capital I, Inc., FRN, 1.035%, 2030 (i)(n)	4,739,438	99,267
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	1,170,000	819,956
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	2,164,000	649,260
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,239,434	1,615,949
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,513,680	1,256,251
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	3,430,000	2,131,295
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	2,588,095	2,275,128
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	2,793,000	1,470,033
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	1,291,043	664,887

		$64,709,342

Broadcasting – 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$1,871,000	$1,410,442
News America, Inc., 8.5%, 2025	1,586,000	1,610,315

		$3,020,757

Building – 0.1%
CRH America, Inc., 6.95%, 2012	$2,824,000	$2,837,674

Cable TV – 0.2%
Cox Communications, Inc., 4.625%, 2013	$1,949,000	$1,917,565
Time Warner Entertainment Co. LP, 8.375%, 2033	2,421,000	2,709,888

		$4,627,453

Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$2,140,000	$2,115,362

Consumer Goods & Services – 0.2%
Fortune Brands, Inc., 5.125%, 2011	$2,519,000	$2,528,466
Western Union Co., 5.4%, 2011	3,514,000	3,672,629

		$6,201,095

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$2,440,000	$2,425,087

6

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$2,931,000	$2,661,131

Emerging Market Quasi-Sovereign – 0.4%
Mubadala Development Co., 7.625%, 2019 (n)	$2,921,000	$2,950,210
Petroleos Mexicanos, 8%, 2019 (n)	1,753,000	1,902,005
Qtel International Finance Ltd., 7.875%, 2019 (z)	2,145,000	2,182,274
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	2,715,000	2,662,302

		$9,696,791

Energy – Independent – 0.2%
Anadarko Petroleum Corp., 6.45%, 2036	$3,000,000	$2,696,748
Nexen, Inc., 5.875%, 2035	716,000	613,498
Ocean Energy, Inc., 7.25%, 2011	2,067,000	2,261,792

		$5,572,038

Energy – Integrated – 0.4%
ConocoPhillips, 6%, 2020	$2,020,000	$2,162,824
Hess Corp., 8.125%, 2019	700,000	796,918
Husky Energy, Inc., 5.9%, 2014	1,758,000	1,839,132
Husky Energy, Inc., 7.25%, 2019	1,793,000	1,958,982
Petro-Canada, 6.05%, 2018	3,647,000	3,629,159

		$10,387,015

Financial Institutions – 0.3%
General Electric Capital Corp., 5.45%, 2013	$1,963,000	$2,014,650
HSBC Finance Corp., 5.25%, 2011	2,367,000	2,382,982
ORIX Corp., 5.48%, 2011	3,707,000	3,415,678

		$7,813,310

Food & Beverages – 0.6%
Anheuser-Busch Co., Inc., 8%, 2039 (z)	$2,880,000	$3,139,436
Diageo Finance B.V., 5.5%, 2013	2,745,000	2,885,934
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	920,000	952,423
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	1,158,000	1,224,604
General Mills, Inc., 5.65%, 2019	550,000	574,840
Miller Brewing Co., 5.5%, 2013 (n)	5,763,000	5,698,143

		$14,475,380

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,152,590

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,997,000	$1,561,848

Insurance – 0.2%
American International Group, Inc., 8.25%, 2018 (z)	$1,570,000	$923,956
ING Groep N.V., 5.775% to 2015, FRN to 2049	2,021,000	1,182,285
Metropolitan Life Global Funding, 5.125%, 2013 (n)	1,200,000	1,220,492

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – continued
Metropolitan Life Global Funding, 5.125%, 2014 (n)	$1,060,000	$1,051,751

		$4,378,484

Insurance – Property & Casualty – 0.4%
Allstate Corp., 6.125%, 2032	$1,017,000	$917,980
Allstate Corp., 5.55%, 2035	2,417,000	2,049,911
Chubb Corp., 6.375% to 2017, FRN to 2067	4,156,000	3,324,800
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	833,000	602,176
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	3,930,000	2,829,600

		$9,724,467

International Market Quasi-Sovereign – 0.5%
ING Bank N.V., 3.9%, 2014 (n)	$2,900,000	$2,952,302
KFW International Finance, Inc., 4.875%, 2019	2,450,000	2,538,680
Royal Bank of Scotland Group PLC, 2.625%, 2012 (z)	5,190,000	5,227,290
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,664,000	1,668,150

		$12,386,422

Local Authorities – 0.7%
California, (Build America Bonds), 7.5%, 2034	$885,000	$809,217
California, (Build America Bonds), 7.55%, 2039	2,415,000	2,198,592
Hydro-Quebec, 6.3%, 2011	3,955,000	4,286,544
Metropolitan Transportation Authority, NY, (Build America Bonds), 7.336%, 2039	2,435,000	2,869,915
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	2,405,000	2,799,564
Province of Ontario, 5%, 2011	4,126,000	4,417,939

		$17,381,771

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$2,997,638

Major Banks – 1.8%
Bank of America Corp., 7.375%, 2014	$1,160,000	$1,198,299
Bank of America Corp., 5.49%, 2019	1,260,000	1,023,666
Bank of America Corp., 7.625%, 2019	1,640,000	1,647,316
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	760,660
Credit Suisse New York, 5.5%, 2014	3,360,000	3,490,838
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	1,261,000	1,215,358
Goldman Sachs Group, Inc., 6%, 2014	1,910,000	1,993,391
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,547,107
Goldman Sachs Group, Inc., 7.5%, 2019	2,748,000	2,942,481
JPMorgan Chase & Co., 6.3%, 2019	2,760,000	2,776,074
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,483,504
Merrill Lynch & Co., Inc., 6.11%, 2037	2,391,000	1,846,701

7

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Morgan Stanley, 5.75%, 2016	$2,536,000	$2,431,256
Morgan Stanley, 6.625%, 2018	1,980,000	1,973,874
Morgan Stanley, 7.3%, 2019	800,000	829,560
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	1,351,000	1,182,679
Natixis S.A., 10% to 2018, FRN to 2049 (n)	3,841,000	2,304,139
PNC Funding Corp., 5.625%, 2017	2,078,000	1,925,838
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,719,000	1,107,026
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,820,000	3,421,490
Wachovia Corp., 5.25%, 2014	7,433,000	7,273,726

		$46,374,983

Medical & Health Technology & Services – 0.2%
Cardinal Health, Inc., 5.8%, 2016	$1,498,000	$1,449,985
HCA, Inc., 8.75%, 2010	174,000	174,435
Hospira, Inc., 5.55%, 2012	1,068,000	1,112,657
Hospira, Inc., 6.05%, 2017	1,927,000	1,881,900

		$4,618,977

Metals & Mining – 0.1%
ArcelorMittal, 6.125%, 2018	$3,666,000	$3,207,750

Mortgage Backed – 15.2%
Fannie Mae, 6.253%, 2011	$345,397	$367,405
Fannie Mae, 6.33%, 2011	317,730	336,410
Fannie Mae, 4.79%, 2012	1,613,809	1,690,551
Fannie Mae, 4.01%, 2013	238,605	243,727
Fannie Mae, 4.02%, 2013	1,078,149	1,105,644
Fannie Mae, 4.767%, 2013	128,958	135,076
Fannie Mae, 4.845%, 2013	422,862	444,303
Fannie Mae, 5.37%, 2013 - 2018	2,537,969	2,704,994
Fannie Mae, 4.589%, 2014	1,282,819	1,333,047
Fannie Mae, 4.84%, 2014	1,801,909	1,892,447
Fannie Mae, 4.872%, 2014	953,477	998,477
Fannie Mae, 4.94%, 2015	379,000	394,830
Fannie Mae, 5.19%, 2015	429,372	455,556
Fannie Mae, 5.27%, 2016	1,125,000	1,192,431
Fannie Mae, 5.45%, 2017	810,894	867,021
Fannie Mae, 5.5%, 2017 - 2038	96,409,861	100,131,952
Fannie Mae, 6%, 2017 - 2037	49,275,029	51,868,996
Fannie Mae, 4.5%, 2018 - 2035	14,429,519	14,706,922
Fannie Mae, 5%, 2018 - 2036	45,273,842	46,481,658
Fannie Mae, 4.88%, 2020	1,140,827	1,176,469
Fannie Mae, 7.5%, 2030 - 2032	351,650	383,574
Fannie Mae, 6.5%, 2031 - 2037	15,828,614	16,935,952
Freddie Mac, 6%, 2016 - 2037	29,364,770	30,827,717
Freddie Mac, 5%, 2017 - 2035	29,498,749	30,312,433
Freddie Mac, 4.5%, 2018 - 2039	19,349,852	19,543,808
Freddie Mac, 5.085%, 2019	2,793,000	2,899,856
Freddie Mac, 5.5%, 2019 - 2037	17,894,599	18,593,067
Freddie Mac, 6.5%, 2034 - 2038	9,615,969	10,255,204
Ginnie Mae, 6%, 2032 - 2038	9,843,244	10,285,070
Ginnie Mae, 4.5%, 2033 - 2034	2,146,798	2,154,043

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage Backed – continued
Ginnie Mae, 5.5%, 2033 - 2035	$11,739,129	$12,188,346
Ginnie Mae, 5%, 2034	10,481,593	10,715,127

		$393,622,113

Municipals – 0.1%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$1,425,000	$1,488,284
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	1,595,000	1,786,368

		$3,274,652

Natural Gas – Pipeline – 0.4%
CenterPoint Energy, Inc., 7.875%, 2013	$2,119,000	$2,260,269
Enterprise Products Operating LLC, 6.5%, 2019	1,953,000	1,984,840
Kinder Morgan Energy Partners LP, 6.75%, 2011	3,906,000	4,093,797
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	213,663
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,057,407
Spectra Energy Capital LLC, 8%, 2019	1,694,000	1,788,115

		$11,398,091

Network & Telecom – 0.5%
AT&T, Inc., 6.55%, 2039	$2,940,000	$2,934,773
BellSouth Corp., 6.55%, 2034	2,642,000	2,590,061
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,133,759
Telefonica Europe B.V., 7.75%, 2010	882,000	930,401
Verizon New York, Inc., 6.875%, 2012	5,030,000	5,330,930

		$13,919,924

Oils – 0.2%
Valero Energy Corp., 6.875%, 2012	$4,222,000	$4,489,725

Other Banks & Diversified Financials – 0.9%
American Express Co., 5.5%, 2016	$4,690,000	$4,262,375
Capital One Financial Corp., 6.15%, 2016	2,872,000	2,541,806
Citigroup, Inc., 5%, 2014	2,679,000	2,245,854
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	862,000	534,440
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,040,000	3,009,369
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,738,000	2,795,420
UFJ Finance Aruba AEC, 6.75%, 2013	2,807,000	2,906,489
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	4,966,000	4,569,003

		$22,864,756

Pharmaceuticals – 0.5%
Allergan, Inc., 5.75%, 2016	$4,097,000	$4,039,093
GlaxoSmithKline Capital, Inc., 4.85%, 2013	1,198,000	1,253,160
Pfizer, Inc., 6.2%, 2019	1,966,000	2,150,065

8

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Pfizer, Inc., 7.2%, 2039	$1,240,000	$1,472,390
Roche Holdings, Inc., 6%, 2019 (n)	4,080,000	4,350,426

		$13,265,134

Pollution Control – 0.1%
Waste Management, Inc., 7.375%, 2010	$1,697,000	$1,768,378

Railroad & Shipping – 0.1%
CSX Corp., 6.75%, 2011	$262,000	$275,037
CSX Corp., 7.9%, 2017	1,754,000	1,939,496

		$2,214,533

Real Estate – 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$1,683,223
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	2,685,229
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,303,525
Kimco Realty Corp., REIT, 6%, 2012	936,000	886,541
ProLogis, REIT, 5.75%, 2016	3,311,000	2,609,737
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	1,726,116
Vornado Realty Trust, REIT, 4.75%, 2010	1,708,000	1,677,109

		$12,571,480

Retailers – 0.4%
Home Depot, Inc., 5.875%, 2036	$4,000,000	$3,529,056
Limited Brands, Inc., 5.25%, 2014	2,165,000	1,840,583
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	4,868,489

		$10,238,128

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$1,045,000	$1,069,030

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,179,340

Telecommunications – Wireless – 0.2%
Cingular Wireless LLC, 6.5%, 2011	$1,498,000	$1,616,075
Rogers Communications, Inc., 6.8%, 2018	3,340,000	3,580,567

		$5,196,642

Tobacco – 0.1%
Altria Group, Inc., 9.7%, 2018	$1,667,000	$1,911,125
Philip Morris International, Inc., 4.875%, 2013	1,823,000	1,913,033

		$3,824,158

U.S. Government Agencies and Equivalents – 0.9%
Freddie Mac, 4.625%, 2012	$13,500,000	$14,554,809
Small Business Administration, 4.77%, 2024	771,139	798,447
Small Business Administration, 5.18%, 2024	1,276,256	1,332,893
Small Business Administration, 4.99%, 2024	1,250,198	1,298,907
Small Business Administration, 5.11%, 2025	5,279,272	5,500,090

		$23,485,146

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – 9.4%
U.S. Treasury Bonds, 2.375%, 2010	$23,626,000	$24,116,050
U.S. Treasury Bonds, 2%, 2013	4,762,000	4,692,056
U.S. Treasury Bonds, 8.5%, 2020	4,816,000	6,772,500
U.S. Treasury Bonds, 8%, 2021	2,560,000	3,532,001
U.S. Treasury Bonds, 6%, 2026	2,840,000	3,425,307
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	2,770,693
U.S. Treasury Bonds, 5.25%, 2029	7,300,000	8,210,222
U.S. Treasury Bonds, 5.375%, 2031	8,423,000	9,668,020
U.S. Treasury Bonds, 4.5%, 2036	3,417,000	3,520,043
U.S. Treasury Bonds, 5%, 2037	1,564,000	1,740,438
U.S. Treasury Notes, 4.875%, 2009	684,000	687,928
U.S. Treasury Notes, 6.5%, 2010	9,219,000	9,567,229
U.S. Treasury Notes, 1.5%, 2010	1,514,000	1,530,796
U.S. Treasury Notes, 0.875%, 2011	25,197,000	25,179,362
U.S. Treasury Notes, 5.125%, 2011	23,128,000	24,947,526
U.S. Treasury Notes, 4.125%, 2012	14,484,000	15,556,714
U.S. Treasury Notes, 3.5%, 2013	8,400,000	8,850,190
U.S. Treasury Notes, 3.125%, 2013	59,819,000	61,884,610
U.S. Treasury Notes, 1.5%, 2013	6,564,000	6,322,464
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,369,943
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,901,908
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,685,569
U.S. Treasury Notes, 4.875%, 2016	6,300,000	6,964,946

		$242,896,515

Utilities – Electric Power – 1.4%
Bruce Mansfield Unit, 6.85%, 2034	$4,948,000	$4,356,852
EDP Finance B.V., 6%, 2018 (n)	2,259,000	2,319,584
Enel Finance International S.A., 6.25%, 2017 (n)	3,126,000	3,263,775
Exelon Generation Co. LLC, 6.95%, 2011	6,028,000	6,383,363
Exelon Generation Co. LLC, 6.2%, 2017	10,390,000	10,341,863
MidAmerican Energy Holdings Co., 5.875%, 2012	477,000	508,007
MidAmerican Funding LLC, 6.927%, 2029	387,000	433,473
Oncor Electric Delivery Co., 7%, 2022	3,162,000	3,339,300
PSEG Power LLC, 6.95%, 2012	3,745,000	4,031,766
PSEG Power LLC, 5.5%, 2015	1,583,000	1,572,725
System Energy Resources, Inc., 5.129%, 2014 (z)	828,508	762,517
Waterford 3 Funding Corp., 8.09%, 2017	193,156	185,601

		$37,498,826

Total Bonds (Identified Cost, $1,067,887,744)		$1,048,124,873

MONEY MARKET FUNDS (v) – 1.6%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	41,914,110	$41,914,110

Total Investments (Identified Cost, $2,754,030,483)		$2,596,911,595

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(4,326,490)

Net Assets – 100.0%		$2,592,585,105

9

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $55,914,393, representing 2.2% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American International Group, Inc., 8.25%, 2018	8/13/08	$1,570,000	$923,956
Anheuser-Busch Co., Inc., 8%, 2039	5/11/09	2,856,586	3,139,436
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.116%, 2040	3/01/06	3,009,000	1,109,418
Qtel International Finance Ltd., 7.875%, 2019	6/03/09	2,182,007	2,182,274
Royal Bank of Scotland Group PLC, 2.625%, 2012	5/05/09	5,189,533	5,227,290
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,210,566	1,615,949
System Energy Resources, Inc., 5.129%, 2014	4/16/04-11/22/04	830,201	762,517
Total Restricted Securities			$14,960,840
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,712,116,373)	$2,554,997,485
Underlying funds, at cost and value	41,914,110
Total investments, at value (identified cost, $2,754,030,483)	$2,596,911,595
Receivables for
Investments sold	$7,647,666
Fund shares sold	940,795
Interest and dividends	12,507,513
Other assets	48,403
Total assets		$2,618,055,972
Liabilities
Payables for
Investments purchased	$22,301,471
Fund shares reacquired	2,681,306
Payable to affiliates
Management fee	106,768
Shareholder servicing costs	2,240
Distribution and/or service fees	10,328
Administrative services fee	2,832
Payable for independent trustees’ compensation	5,339
Accrued expenses and other liabilities	360,583
Total liabilities		$25,470,867
Net assets		$2,592,585,105
Net assets consist of
Paid-in capital	$3,261,873,602
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(157,114,306)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(549,716,280)
Undistributed net investment income	37,542,089
Net assets		$2,592,585,105
Shares of beneficial interest outstanding		168,440,212

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,839,329,907	119,150,959	$15.44
Service Class	753,255,198	49,289,253	15.28

See Notes to Financial Statements

11

MFS Total Return Series

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Interest	$25,708,340
Dividends	23,341,975
Dividends from underlying funds	42,185
Foreign taxes withheld	(393,987)
Total investment income		$48,698,513
Expenses
Management fee	$9,241,825
Distribution and/or service fees	893,902
Shareholder servicing costs	252,208
Administrative services fee	252,542
Independent trustees’ compensation	32,992
Custodian fee	129,154
Shareholder communications	213,052
Auditing fees	29,731
Legal fees	39,218
Miscellaneous	72,930
Total expenses		$11,157,554
Reduction of expenses by investment adviser	(10,735)
Net expenses		$11,146,819
Net investment income		$37,551,694
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(68,944,890)
Foreign currency transactions	(7,338)
Net realized gain (loss) on investments and foreign currency transactions		$(68,952,228)
Change in unrealized appreciation (depreciation)
Investments	$122,948,475
Translation of assets and liabilities in foreign currencies	18,756
Net unrealized gain (loss) on investments and foreign currency translation		$122,967,231
Net realized and unrealized gain (loss) on investments and foreign currency		$54,015,003
Change in net assets from operations		$91,566,697

See Notes to Financial Statements

12

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$37,551,694	$93,299,439
Net realized gain (loss) on investments and foreign currency transactions	(68,952,228)	(386,760,545)
Net unrealized gain (loss) on investments and foreign currency translation	122,967,231	(542,457,780)
Change in net assets from operations	$91,566,697	$(835,918,886)
Distributions declared to shareholders
From net investment income	$(97,769,214)	$(106,070,489)
From net realized gain on investments	—	(215,689,957)
Total distributions declared to shareholders	$(97,769,214)	$(321,760,446)
Change in net assets from fund share transactions	$(107,011,717)	$(136,986,756)
Total change in net assets	$(113,214,234)	$(1,294,666,088)
Net assets
At beginning of period	2,705,799,339	4,000,465,427
At end of period (including undistributed net investment income of $37,542,089 and $97,759,609, respectively)	$2,592,585,105	$2,705,799,339

See Notes to Financial Statements

13

MFS Total Return Series

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$15.42		$21.68	$21.90	$20.69	$21.43	$19.58
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.52	$0.56	$0.56	$0.48	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		(4.97)	0.34	1.81	0.06	1.72
Total from investment operations	$0.60		$(4.45)	$0.90	$2.37	$0.54	$2.18
Less distributions declared to shareholders
From net investment income	$(0.58)		$(0.61)	$(0.57)	$(0.50)	$(0.43)	$(0.33)
From net realized gain on investments	—		(1.20)	(0.55)	(0.66)	(0.85)	—
Total distributions declared to shareholders	$(0.58)		$(1.81)	$(1.12)	$(1.16)	$(1.28)	$(0.33)
Net asset value, end of period	$15.44		$15.42	$21.68	$21.90	$20.69	$21.43
Total return (%) (k)(r)(s)	4.25	(n)	(22.13)	4.17	11.95	2.82	11.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.82	0.83	0.85	0.84	0.83
Expenses after expense reductions (f)	0.83	(a)	0.80	0.80	0.83	0.84	0.83
Net investment income	3.12	(a)	2.80	2.55	2.68	2.32	2.28
Portfolio turnover	28		55	60	51	46	57
Net assets at end of period (000 Omitted)	$1,839,330		$1,901,307	$2,887,256	$2,859,830	$2,572,096	$2,406,156

See Notes to Financial Statements

14

MFS Total Return Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$15.24		$21.44	$21.67	$20.50	$21.25	$19.44
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.47	$0.50	$0.50	$0.42	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		(4.92)	0.34	1.78	0.07	1.70
Total from investment operations	$0.57		$(4.45)	$0.84	$2.28	$0.49	$2.11
Less distributions declared to shareholders
From net investment income	$(0.53)		$(0.55)	$(0.52)	$(0.45)	$(0.39)	$(0.30)
From net realized gain on investments	—		(1.20)	(0.55)	(0.66)	(0.85)	—
Total distributions declared to shareholders	$(0.53)		$(1.75)	$(1.07)	$(1.11)	$(1.24)	$(0.30)
Net asset value, end of period	$15.28		$15.24	$21.44	$21.67	$20.50	$21.25
Total return (%) (k)(r)(s)	4.10	(n)	(22.32)	3.94	11.62	2.60	11.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.07	1.08	1.10	1.09	1.08
Expenses after expense reductions (f)	1.08	(a)	1.05	1.05	1.09	1.09	1.08
Net investment income	2.85	(a)	2.55	2.30	2.44	2.08	2.04
Portfolio turnover	28		55	60	51	46	57
Net assets at end of period (000 Omitted)	$753,255		$804,493	$1,113,209	$1,070,518	$865,499	$637,055

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

15

MFS Total Return Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same

16

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,506,872,612	$—	$—	$1,506,872,612
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	267,402,598	—	267,402,598
Non-U.S. Sovereign Debt	—	24,262,553	—	24,262,553
Municipal Bonds	—	3,274,652	—	3,274,652
Corporate Bonds	—	229,927,177	—	229,927,177
Residential Mortgage-Backed Securities	—	398,342,193	—	398,342,193
Commercial Mortgage-Backed Securities	—	58,879,844	—	58,879,844
Asset-Backed Securities (including CDOs)	—	1,109,418	—	1,109,418
Foreign Bonds	—	64,926,438	—	64,926,438
Mutual Funds	41,914,110	—	—	41,914,110
Total Investments	$1,548,786,722	$1,048,124,873	$—	$2,596,911,595

For further information regarding security characteristics, see Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

17

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2009, there were no securities on loan.

18

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$138,923,824
Long-term capital gain	182,836,622
$321,760,446

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$2,851,261,011
Gross appreciation	78,897,563
Gross depreciation	(333,246,979)
Net unrealized appreciation (depreciation)	$(254,349,416)

As of 12/31/08
Undistributed ordinary income	$97,759,609
Capital loss carryforwards	(379,401,852)
Other temporary differences	(1,826,520)
Net unrealized appreciation (depreciation)	(379,617,217)

The aggregate cost above includes prior fiscal year end tax adjustments.

19

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(379,401,852)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$69,761,189	$78,067,283	$—	$154,626,727
Service Class	28,008,025	28,003,206	—	61,063,230
Total	$97,769,214	$106,070,489	$—	$215,689,957

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Next $2 billion of average daily net assets	0.65%
Average daily net assets in excess of $5 billion	0.50%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $251,429, which equated to 0.0204% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $779.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0205% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the

20

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $13,615 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $10,735, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$218,102,948	$309,344,081
Investments (non-U.S. Government securities)	$462,312,441	$541,288,344

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,705,839	$24,996,295	3,091,948	$58,660,474
Service Class	5,322,445	76,162,459	8,635,741	154,448,179
	7,028,284	$101,158,754	11,727,689	$213,108,653
Shares issued to shareholders in reinvestment of distributions
Initial Class	4,972,287	$69,761,189	12,176,558	$232,694,010
Service Class	2,014,966	28,008,025	4,707,528	89,066,436
	6,987,253	$97,769,214	16,884,086	$321,760,446
Shares reacquired
Initial Class	(10,841,106)	$(154,394,134)	(25,117,440)	$(448,667,859)
Service Class	(10,839,485)	(151,545,551)	(12,462,491)	(223,187,996)
	(21,680,591)	$(305,939,685)	(37,579,931)	$(671,855,855)
Net change
Initial Class	(4,162,980)	$(59,636,650)	(9,848,934)	$(157,313,375)
Service Class	(3,502,074)	(47,375,067)	880,778	20,326,619
	(7,665,054)	$(107,011,717)	(8,968,156)	$(136,986,756)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $14,173 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

21

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	410,167,780	(368,253,670)	41,914,110

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$42,185	$41,914,110

22

MFS Total Return Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

23

MFS® High Income Series

MFS® Variable Insurance Trust
Semiannual report

6/30/09

VHI-SEM

MFS® HIGH INCOME SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Income Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS High Income Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	7.1%
Energy – Independent	7.0%
Utilities – Electric Power	6.9%
Gaming & Lodging	5.9%
Cable TV	5.6%

Credit quality of bonds (r)
AAA	2.6%
AA	0.1%
A	0.7%
BBB	1.8%
BB	25.7%
B	43.9%
CCC	18.7%
CC	3.3%
C	0.1%
D	0.9%
Not Rated	2.2%

Portfolio facts
Average Duration (d)(i)	3.7
Average Effective Maturity (i)(m)	5.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/09.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS High Income Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.82%	$1,000.00	$1,204.60	$4.48
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
Service Class	Actual	1.07%	$1,000.00	$1,204.51	$5.85
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS High Income Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 86.5%
Aerospace – 1.5%
Bombardier, Inc., 6.3%, 2014 (n)	$2,292,000	$2,005,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,595,000	821,425
TransDigm Group, Inc., 7.75%, 2014	510,000	484,500
Vought Aircraft Industries, Inc., 8%, 2011	2,260,000	1,412,500

		$4,723,925

Airlines – 1.5%
American Airlines, Inc., 10.375%, 2019	$675,000	$680,063
AMR Corp., 7.858%, 2011	2,170,000	2,034,375
Continental Airlines, Inc., 7.339%, 2014	1,898,000	1,347,580
Continental Airlines, Inc., 6.9%, 2017	204,842	155,680
Continental Airlines, Inc., 6.748%, 2017	114,311	83,447
Delta Air Lines, Inc., 7.111%, 2011	530,000	492,900

		$4,794,045

Asset Backed & Securitized – 2.9%
Airlie LCDO Ltd., CDO, FRN, 3.13%, 2011 (d)(z)	$699,891	$111,982
Anthracite Ltd., CDO, 6%, 2037 (z)	290,000	23,200
Arbor Realty Mortgage Securities, CDO, FRN, 3.401%, 2038 (z)	631,849	25,274
ARCap REIT, Inc., CDO, “H”, 6.086%, 2045 (z)	906,493	54,390
Babson Ltd., CLO, “D”, FRN, 2.631%, 2018 (n)	655,000	96,613
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	496,525	278,496
Banc of America Commercial Mortgage, Inc., 5.772%, 2051	2,112,356	979,041
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	1,030,000	728,878
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2051	484,576	241,853
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	985,952	176,646
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	447,517	213,374
Crest Ltd., CDO, 7%, 2040	846,250	63,469
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (z)	938,000	18,760
CWCapital Cobalt Ltd., CDO, “F”, FRN, 2.391%, 2050 (z)	500,000	10,000
CWCapital LLC, 5.223%, 2048	285,000	205,054
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	750,000	435,858
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	1,472,335	839,481
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047	980,645	477,212
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,620,000	1,192,465
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	750,000	158,228

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	$ 750,000	$185,198
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049	1,592,719	715,723
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	1,050,000	750,850
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	408,000	192,776
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	579,683	83,336
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	1,589,805	726,015
Wachovia Credit, CDO, FRN, 1.957%, 2026 (z)	372,000	14,880

		$8,999,052

Automotive – 3.4%
Accuride Corp., 8.5%, 2015	$ 925,000	$185,000
Allison Transmission, Inc., 11%, 2015 (n)	2,900,000	2,291,000
FCE Bank PLC, 7.125%, 2012	EUR 2,350,000	2,785,708
Ford Motor Credit Co. LLC, 9.75%, 2010	$ 354,000	339,095
Ford Motor Credit Co. LLC, 12%, 2015	2,288,000	2,139,639
Ford Motor Credit Co. LLC, 8%, 2016	1,070,000	818,046
Goodyear Tire & Rubber Co., 9%, 2015	1,760,000	1,742,400
Goodyear Tire & Rubber Co., 10.5%, 2016	210,000	212,100

		$10,512,988

Broadcasting – 2.6%
Allbritton Communications Co., 7.75%, 2012	$ 2,190,000	$1,691,775
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	1,447,275	275,736
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)	1,070,000	107,000
Clear Channel Communications, Inc., 10.75%, 2016	460,000	142,600
Lamar Media Corp., 6.625%, 2015	1,625,000	1,421,875
Lamar Media Corp., “C”, 6.625%, 2015	975,000	823,875
LBI Media, Inc., 8.5%, 2017 (z)	645,000	339,431
LIN TV Corp., 6.5%, 2013	1,500,000	1,080,000
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,706,250	280,109
Newport Television LLC, 13%, 2017 (n)(p)	1,850,000	125,068
Nexstar Broadcasting Group, Inc., 7%, 2014	444,000	163,170
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	1,338,965	379,820
Univision Communications, Inc., 12%, 2014 (z)	300,000	294,750

4

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
Univision Communications, Inc., 9.75%, 2015 (n)(p)	$1,925,000	$1,058,991
Young Broadcasting, Inc., 8.75%, 2014 (d)	545,000	1,363

		$8,185,563

Brokerage & Asset Managers – 0.7%
Janus Capital Group, Inc., 6.95%, 2017	$1,655,000	$1,445,278
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,105,000	762,450

		$2,207,728

Building – 1.6%
Associated Materials, Inc., 9.75%, 2012	$625,000	$546,875
Associated Materials, Inc., 11.25%, 2014	780,000	343,200
Building Materials Corp. of America, 7.75%, 2014	865,000	769,850
Nortek, Inc., 10%, 2013	1,205,000	967,013
Nortek, Inc., 8.5%, 2014	785,000	223,725
Owens Corning, 9%, 2019	1,515,000	1,469,511
Ply Gem Industries, Inc., 11.75%, 2013	805,000	519,225

		$4,839,399

Business Services – 2.3%
First Data Corp., 9.875%, 2015	$3,035,000	$2,154,850
Iron Mountain, Inc., 6.625%, 2016	1,765,000	1,579,675
SunGard Data Systems, Inc., 9.125%, 2013	1,435,000	1,356,075
SunGard Data Systems, Inc., 10.25%, 2015	1,960,000	1,810,550
Terremark Worldwide, Inc., 12%, 2017 (z)	225,000	216,000

		$7,117,150

Cable TV – 4.9%
CCO Holdings LLC, 8.75%, 2013	$2,275,000	$2,161,250
Charter Communications, Inc., 10.375%, 2014 (n)	780,000	746,850
Charter Communications, Inc., 10.875%, 2014 (n)	1,555,000	1,609,425
CSC Holdings, Inc., 6.75%, 2012	1,295,000	1,249,675
CSC Holdings, Inc., 8.5%, 2014 (n)	595,000	589,794
DirectTV Holdings LLC, 7.625%, 2016	4,140,000	4,026,150
Mediacom LLC, 9.5%, 2013	535,000	509,588
Videotron LTEE, 6.875%, 2014	1,270,000	1,174,750
Virgin Media Finance PLC, 9.5%, 2016	1,110,000	1,093,350
Virgin Media, Inc., 9.125%, 2016	2,025,000	1,949,063

		$15,109,895

Chemicals – 2.3%
Dow Chemical Co., 8.55%, 2019	$1,965,000	$1,968,498
Innophos Holdings, Inc., 8.875%, 2014	1,630,000	1,491,450
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	1,924,000	1,726,790
Momentive Performance Materials, Inc., 12.5%, 2014 (z)	845,000	671,775
Momentive Performance Materials, Inc., 10.875%, 2014 (p)	911,629	336,780
Momentive Performance Materials, Inc., 11.5%, 2016	415,000	116,200

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Nalco Co., 7.75%, 2011	$163,000	$163,000
Nalco Co., 8.875%, 2013	810,000	826,200

		$7,300,693

Construction – 0.2%
Lennar Corp., 12.25%, 2017 (n)	$490,000	$514,500

Consumer Goods & Services – 3.4%
Corrections Corp. of America, 6.25%, 2013	$790,000	$748,525
Corrections Corp. of America, 7.75%, 2017	650,000	640,250
GEO Group, Inc., 8.25%, 2013	1,105,000	1,077,375
Jarden Corp., 7.5%, 2017	665,000	581,875
KAR Holdings, Inc., 10%, 2015	2,125,000	1,742,500
KAR Holdings, Inc., FRN, 5.027%, 2014	555,000	417,638
Service Corp. International, 7.375%, 2014	1,295,000	1,223,775
Service Corp. International, 7%, 2017	2,640,000	2,389,200
Ticketmaster, 10.75%, 2016 (n)	1,575,000	1,401,750
Visant Holding Corp., 8.75%, 2013	325,000	319,313

		$10,542,201

Containers – 1.8%
Crown Americas LLC, 7.625%, 2013	$1,620,000	$1,579,500
Graham Packaging Holdings Co., 9.875%, 2014	1,975,000	1,836,750
Greif, Inc., 6.75%, 2017	1,070,000	981,725
Owens-Brockway Glass Container, Inc., 8.25%, 2013	1,205,000	1,211,025

		$5,609,000

Defense Electronics – 0.8%
L-3 Communications Corp., 6.125%, 2014	$1,975,000	$1,836,750
L-3 Communications Corp., 5.875%, 2015	580,000	514,750

		$2,351,500

Electronics – 0.8%
Avago Technologies Ltd., 11.875%, 2015	$795,000	$793,013
Flextronics International Ltd., 6.25%, 2014	456,000	426,360
Freescale Semiconductor, Inc., 8.875%, 2014	1,745,000	881,225
Spansion, Inc., 11.25%, 2016 (d)(n)	1,450,000	364,313

		$2,464,911

Emerging Market Sovereign – 0.1%
Republic of Argentina, 1.683%, 2009	$138,089	$134,776
Republic of Argentina, FRN, 1.683%, 2012	400,800	254,909

		$389,685

Energy – Independent – 6.8%
Chaparral Energy, Inc., 8.875%, 2017	$1,785,000	$1,106,700
Chesapeake Energy Corp., 7%, 2014	614,000	567,950
Chesapeake Energy Corp., 9.5%, 2015	955,000	962,163
Chesapeake Energy Corp., 6.375%, 2015	2,455,000	2,184,950
Forest Oil Corp., 8.5%, 2014 (n)	235,000	230,888
Forest Oil Corp., 7.25%, 2019	2,345,000	2,098,775
Hilcorp Energy I LP, 9%, 2016 (n)	1,600,000	1,392,000
Mariner Energy, Inc., 8%, 2017	1,740,000	1,444,200
McMoRan Exploration Co., 11.875%, 2014	795,000	672,769

5

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Newfield Exploration Co., 6.625%, 2014	$795,000	$732,394
Newfield Exploration Co., 6.625%, 2016	350,000	315,875
OPTI Canada, Inc., 8.25%, 2014	1,915,000	1,263,900
Penn Virginia Corp., 10.375%, 2016	805,000	819,088
Petrohawk Energy Corp., 10.5%, 2014 (n)	1,110,000	1,134,975
Plains Exploration & Production Co., 7%, 2017	2,615,000	2,288,125
Quicksilver Resources, Inc., 8.25%, 2015	550,000	489,500
Quicksilver Resources, Inc., 7.125%, 2016	1,850,000	1,443,000
Range Resources Corp., 8%, 2019	585,000	575,494
SandRidge Energy, Inc., 9.875%, 2016 (n)	345,000	332,925
SandRidge Energy, Inc., 8%, 2018 (n)	1,360,000	1,162,800

		$21,218,471

Entertainment – 1.1%
AMC Entertainment, Inc., 11%, 2016	$2,035,000	$1,968,863
AMC Entertainment, Inc., 8.75%, 2019 (n)	1,010,000	949,400
Cinemark USA, Inc., 8.625%, 2019 (z)	400,000	395,000

		$3,313,263

Financial Institutions – 1.9%
GMAC LLC, 6.875%, 2011 (n)	$2,763,000	$2,417,625
GMAC LLC, 7%, 2012 (n)	600,000	508,800
GMAC LLC, 6.75%, 2014 (n)	1,625,000	1,275,625
GMAC LLC, 8%, 2031 (n)	1,979,000	1,385,300
International Lease Finance Corp., 5.625%, 2013	550,000	415,502

		$6,002,852

Food & Beverages – 1.7%
ARAMARK Corp., 8.5%, 2015	$765,000	$742,050
B&G Foods, Inc., 8%, 2011	1,120,000	1,111,600
Dean Foods Co., 7%, 2016	1,235,000	1,126,938
Del Monte Corp., 6.75%, 2015	1,425,000	1,350,188
Michael Foods, Inc., 8%, 2013	890,000	867,750

		$5,198,526

Forest & Paper Products – 1.9%
Buckeye Technologies, Inc., 8%, 2010	$78,000	$76,440
Buckeye Technologies, Inc., 8.5%, 2013	1,840,000	1,711,200
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,185,000	1,102,050
Georgia-Pacific Corp., 8%, 2024	505,000	429,250
Graphic Packaging International Corp., 9.5%, 2013	1,270,000	1,212,850
Jefferson Smurfit Corp., 8.25%, 2012 (d)	600,000	225,000
JSG Funding PLC, 7.75%, 2015	150,000	115,875
Millar Western Forest Products Ltd., 7.75%, 2013	1,555,000	715,300
NewPage Holding Corp., 10%, 2012	140,000	67,200
Smurfit-Stone Container Corp., 8%, 2017 (d)	338,000	125,060

		$5,780,225

Gaming & Lodging – 5.6%
Ameristar Casinos, Inc., 9.25%, 2014 (n)	$1,175,000	$1,198,500
Boyd Gaming Corp., 6.75%, 2014	1,915,000	1,551,150

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
Firekeepers Development Authority, 13.875%, 2015 (n)	$ 500,000	$461,250
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	1,190,000	44,625
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	830,000	784,350
Harrah’s Operating Co., Inc., 10%, 2018 (n)	1,461,000	840,075
Harrah’s Operating Co., Inc., 10%, 2018 (n)	1,732,000	995,900
Host Hotels & Resorts, Inc., 7.125%, 2013	660,000	620,400
Host Hotels & Resorts, Inc., 6.75%, 2016	725,000	628,938
Host Hotels & Resorts, Inc., 9%, 2017 (n)	420,000	400,050
MGM Mirage, 6.75%, 2013	595,000	397,163
MGM Mirage, 5.875%, 2014	1,905,000	1,223,963
MGM Mirage, 10.375%, 2014 (n)	195,000	202,313
MGM Mirage, 7.5%, 2016	995,000	645,506
MGM Mirage, 11.125%, 2017 (n)	485,000	514,100
Pinnacle Entertainment, Inc., 7.5%, 2015	2,675,000	2,287,125
Royal Caribbean Cruises Ltd., 7%, 2013	1,285,000	1,122,769
Royal Caribbean Cruises Ltd., 11.875%, 2015 (z)	545,000	530,825
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	555,000	510,600
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	405,000	347,288
Station Casinos, Inc., 6%, 2012 (d)	1,343,000	463,335
Station Casinos, Inc., 6.5%, 2014 (d)	2,175,000	43,500
Station Casinos, Inc., 6.875%, 2016 (d)	2,540,000	63,500
Station Casinos, Inc., 7.75%, 2016 (d)	472,000	162,840
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)	2,247,000	278,066
Wyndham Worldwide Corp., 6%, 2016	1,285,000	1,004,995

		$17,323,126

Industrial – 0.8%
Baldor Electric Co., 8.625%, 2017	$ 870,000	$804,750
JohnsonDiversey, Inc., 9.625%, 2012	EUR 460,000	584,006
JohnsonDiversey, Inc., “B”, 9.625%, 2012	$ 1,190,000	1,181,075

		$2,569,831

Insurance – Property & Casualty – 0.2%
USI Holdings Corp., 9.75%, 2015 (z)	$ 1,075,000	$720,250

Machinery & Tools – 0.3%
Case New Holland, Inc., 7.125%, 2014	$ 940,000	$857,750

Major Banks – 1.3%
Bank of America Corp., FRN, 8% to 2018, FRN to 2049	$ 2,725,000	$2,275,811
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	2,165,000	1,894,592

		$4,170,403

6

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 6.9%
Biomet, Inc., 10%, 2017	$1,065,000	$1,083,638
Biomet, Inc., 11.625%, 2017	1,585,000	1,553,300
Community Health Systems, Inc., 8.875%, 2015	3,535,000	3,464,300
Cooper Cos., Inc., 7.125%, 2015	805,000	750,663
DaVita, Inc., 6.625%, 2013	476,000	448,630
DaVita, Inc., 7.25%, 2015	1,447,000	1,360,180
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	865,000	901,763
HCA, Inc., 6.375%, 2015	2,175,000	1,767,188
HCA, Inc., 9.25%, 2016	3,685,000	3,629,725
HCA, Inc., 8.5%, 2019 (n)	1,515,000	1,484,700
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	605,000	553,575
Psychiatric Solutions, Inc., 7.75%, 2015	860,000	786,900
U.S. Oncology, Inc., 10.75%, 2014	1,405,000	1,390,950
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,280,000	1,206,400
Universal Hospital Services, Inc., FRN, 4.635%, 2015	310,000	249,550
VWR Funding, Inc., 10.25%, 2015 (p)	1,085,000	857,150

		$21,488,612

Metals & Mining – 3.0%
Arch Western Finance LLC, 6.75%, 2013	$2,395,000	$2,185,438
FMG Finance Ltd., 10.625%, 2016 (n)	1,635,000	1,569,600
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	3,190,000	3,213,925
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	545,000	510,147
Peabody Energy Corp., 5.875%, 2016	765,000	673,200
Peabody Energy Corp., 7.375%, 2016	1,390,000	1,313,550

		$9,465,860

Natural Gas – Distribution – 1.2%
AmeriGas Partners LP, 7.125%, 2016	$1,695,000	$1,550,925
Inergy LP, 6.875%, 2014	2,240,000	2,038,400

		$3,589,325

Natural Gas – Pipeline – 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,545,000	$1,104,675
Atlas Pipeline Partners LP, 8.75%, 2018	940,000	643,900
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	1,510,000	1,481,894
El Paso Corp., 8.25%, 2016	890,000	865,525
El Paso Corp., 7.25%, 2018	955,000	881,737
Kinder Morgan, Inc., 6.5%, 2012	1,000,000	977,500
MarkWest Energy Partners LP, 6.875%, 2014 (n)	980,000	808,500
Williams Partners LP, 7.25%, 2017	1,000,000	912,500

		$7,676,231

Network & Telecom – 3.3%
Cincinnati Bell, Inc., 8.375%, 2014	$2,130,000	$1,970,250
Citizens Communications Co., 9.25%, 2011	1,071,000	1,116,518
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,230,000	1,186,950

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – continued
Qwest Communications International, Inc., 7.25%, 2011	$1,960,000	$1,901,200
Qwest Corp., 7.875%, 2011	570,000	570,000
Qwest Corp., 8.875%, 2012	1,740,000	1,753,050
Qwest Corp., 8.375%, 2016 (n)	448,000	432,320
Windstream Corp., 8.625%, 2016	1,490,000	1,426,675

		$10,356,963

Precious Metals & Minerals – 0.9%
Teck Resources Ltd., 9.75%, 2014 (n)	$485,000	$501,972
Teck Resources Ltd., 10.75%, 2019 (n)	2,195,000	2,359,625

		$2,861,597

Printing & Publishing – 0.9%
American Media Operations, Inc., 9%, 2013 (p)(z)	$82,585	$34,582
American Media Operations, Inc., 14%, 2013 (p)(z)	862,197	284,286
Dex Media West LLC, 9.875%, 2013 (d)	1,346,000	205,265
Idearc, Inc., 8%, 2016 (d)	1,280,000	33,600
Nielsen Finance LLC, 10%, 2014	1,200,000	1,135,500
Nielsen Finance LLC, 11.5%, 2016 (n)	770,000	748,825
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	326,000	209,455
Quebecor World, Inc., 6.125%, 2013 (d)	725,000	61,625
Tribune Co., 5.25%, 2015 (d)	845,000	42,250

		$2,755,388

Railroad & Shipping – 0.5%
Kansas City Southern Railway, 8%, 2015	$1,700,000	$1,581,000

Real Estate – 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017 (z)	$400,000	$390,000

Retailers – 2.3%
Couche-Tard, Inc., 7.5%, 2013	$340,000	$331,500
Dollar General Corp., 11.875%, 2017 (p)	255,000	275,400
Limited Brands, Inc., 5.25%, 2014	980,000	833,151
Macy’s Retail Holdings, Inc., 5.35%, 2012	415,000	377,738
Macy’s Retail Holdings, Inc., 5.75%, 2014	1,395,000	1,186,089
Neiman Marcus Group, Inc., 10.375%, 2015	1,650,000	965,250
Rite Aid Corp., 9.75%, 2016 (n)	795,000	795,000
Rite Aid Corp., 7.5%, 2017	1,000,000	782,500
Sally Beauty Holdings, Inc., 10.5%, 2016	1,585,000	1,569,150

		$7,115,778

Specialty Chemicals – 0.5%
Ashland, Inc., 9.125%, 2017 (n)	$1,445,000	$1,502,800

Specialty Stores – 0.4%
Michaels Stores, Inc., 10%, 2014	$200,000	$168,000
Payless ShoeSource, Inc., 8.25%, 2013	1,105,000	1,022,125

		$1,190,125

Supermarkets – 0.4%
SUPERVALU, Inc., 8%, 2016	$1,185,000	$1,149,450

7

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – 4.1%
Cricket Communications, Inc., 7.75%, 2016 (z)	$790,000	$760,375
Crown Castle International Corp., 9%, 2015	1,495,000	1,521,163
Crown Castle International Corp., 7.75%, 2017 (n)	475,000	463,125
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	2,645,000	2,658,225
MetroPCS Wireless, Inc., 9.25%, 2014	1,655,000	1,644,656
Nextel Communications, Inc., 6.875%, 2013	1,005,000	831,638
Sprint Nextel Corp., 8.375%, 2012	1,315,000	1,295,275
Sprint Nextel Corp., 8.75%, 2032	2,335,000	1,879,675
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	1,620,000	1,620,000

		$12,674,132

Telephone Services – 0.4%
Frontier Communications Corp., 8.25%, 2014	$1,430,000	$1,351,350

Tobacco – 0.7%
Alliance One International, Inc., 10%, 2016 (z)	$1,380,000	$1,307,550
Altria Group, Inc., 9.7%, 2018	670,000	768,119

		$2,075,669

Transportation – Services – 0.4%
Hertz Corp., 8.875%, 2014	$1,410,000	$1,297,200

Utilities – Electric Power – 5.6%
AES Corp., 8%, 2017	$2,805,000	$2,608,635
Calpine Corp., 8%, 2016 (n)	1,580,000	1,512,850
Dynegy Holdings, Inc., 7.5%, 2015	1,425,000	1,188,094
Dynegy Holdings, Inc., 7.75%, 2019	1,120,000	872,200
Edison Mission Energy, 7%, 2017	2,470,000	1,895,725
Mirant Americas Generation LLC, 8.3%, 2011	900,000	897,750
Mirant North America LLC, 7.375%, 2013	405,000	388,800
NRG Energy, Inc., 7.375%, 2016	5,235,000	4,953,619
RRI Energy, Inc., 7.875%, 2017	774,000	692,730
Texas Competitive Electric Holdings LLC, 10.25%, 2015	3,650,000	2,272,125

		$17,282,528

Total Bonds (Identified Cost, $309,906,256)		$268,620,940

FLOATING RATE LOANS (g)(r) – 5.3%
Aerospace – 0.5%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.59%, 2014	$96,021	$64,994
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.4%, 2014	2,156,502	1,459,682

		$1,524,676

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Automotive – 0.8%
Accuride Corp., Term Loan, 3%, 2012	$148,718	$114,959
Federal-Mogul Corp., Term Loan B, 2.25%, 2014	1,241,283	825,453
Ford Motor Co., Term Loan, 3.59%, 2013	2,228,268	1,606,581
Mark IV Industries, Inc., Second Lien Term Loan, 9.85%, 2011 (d)	1,002,280	8,144

		$2,555,137

Broadcasting – 0.4%
Gray Television, Inc., Term Loan, 3.82%, 2014	$562,422	$344,835
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	445,189	210,988
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	1,193,855	565,802

		$1,121,625

Building – 0.0%
Building Materials Holding Corp., Term Loan, 3.06%, 2014	$167,617	$145,492

Business Services – 0.6%
First Data Corp., Term Loan B-1, 3.06%, 2014 (o)	$2,586,321	$1,933,275

Cable TV – 0.2%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$793,800	$714,916

Electronics – 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.07%, 2013	$488,045	$354,809

Gaming & Lodging – 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.87%, 2014	$1,652,646	$206,581
MGM Mirage, Term Loan, 2011 (o)	425,639	329,074

		$535,655

Printing & Publishing – 0.2%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$1,903,273	$568,603

Retailers – 0.3%
Toys “R” Us, Inc., Term Loan, 2010 (o)	$485,963	$478,067
Toys “R” Us, Inc., Term Loan B, 2012 (o)	481,984	440,262

		$918,329

Specialty Chemicals – 0.3%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$187,248	$192,702
LyondellBasell, DIP Term Loan B-3, 5.82%, 2009	187,064	154,912
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.81%, 2013 (o)	16,460	7,125
LyondellBasell, Dutch Tranche Term Loan, 3.81%, 2013 (o)	38,713	16,757
LyondellBasell, German Tranche Term Loan B-1, 4.06%, 2014 (o)	47,256	20,455

8

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Specialty Chemicals – continued
LyondellBasell, German Tranche Term Loan B-2, 4.06%, 2014 (o)	$47,256	$20,455
LyondellBasell, German Tranche Term Loan B-3, 4.06%, 2014 (o)	47,256	20,455
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.81%, 2013 (o)	61,726	26,719
LyondellBasell, U.S. Tranche Term Loan, 3.81%, 2013 (o)	117,605	50,907
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	205,056	88,761
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	205,056	88,761
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	205,056	88,761

		$776,770

Specialty Stores – 0.4%
Michaels Stores, Inc., Term Loan B, 2.67%, 2013	$1,591,675	$1,259,634

Utilities – Electric Power – 1.3%
Calpine Corp., Term Loan, 3.47%, 2014	$1,264,208	$1,116,366
NRG Energy, Inc., Synthetic Letter of Credit, 2.34%, 2013	168,933	158,605
NRG Energy, Inc., Term Loan, 2.01%, 2013	316,481	297,133
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.82%, 2014 (o)	3,248,518	2,314,975

		$3,887,079

Total Floating Rate Loans (Identified Cost, $21,447,994)		$16,296,000

COMMON STOCKS – 0.7%
Automotive – 0.0%
Oxford Automotive, Inc. (a)	82	$0

Cable TV – 0.4%
Cablevision Systems Corp., “A”	14,100	$273,680
Comcast Corp., “A”	51,800	750,582
Time Warner Cable, Inc.	6,166	195,277

		$1,219,539

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 0.1%
Chevron Corp.	3,200	$212,000

Gaming & Lodging – 0.1%
Pinnacle Entertainment, Inc. (a)	36,000	$334,440

Printing & Publishing – 0.0%
American Media, Inc. (a)	15,806	$21,180
Golden Books Family Entertainment, Inc. (a)	2,125	0

		$21,180

Telephone Services – 0.1%
Windstream Corp.	49,900	$417,164

Total Common Stocks (Identified Cost, $3,677,156)		$2,204,323

PREFERRED STOCKS – 0.4%
Financial Institutions – 0.1%
Preferred Blocker, Inc., 7% (z)	574	$246,856

Major Banks – 0.3%
Bank of America Corp., 8.63%	48,825	$990,171

Total Preferred Stocks (Identified Cost, $1,662,605)		$1,237,027

MONEY MARKET FUNDS (v) – 4.8%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	14,923,714	$14,923,714

Total Investments (Identified Cost, $351,617,725)		$303,282,004

OTHER ASSETS, LESS LIABILITIES – 2.3%		7,160,304

Net Assets – 100.0%		$310,442,308

9

MFS High Income Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $48,348,349 representing 15.6% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.086%, 2045	9/21/04	$796,961	$54,390
Airlie LCDO Ltd., CDO, FRN, 3.13%, 2011	10/13/06	699,891	111,982
Alliance One International, Inc., 10%, 2016	6/26/09	1,313,443	1,307,550
American Media Operations, Inc., 9%, 2013	1/29/09-4/15/09	52,296	34,582
American Media Operations, Inc., 14%, 2013	1/29/09-4/15/09	462,293	284,286
Anthracite Ltd., CDO, 6%, 2037	5/14/02	253,792	23,200
Arbor Realty Mortgage Securities, CDO, FRN, 3.401%, 2038	12/20/05	631,849	25,274
Bonten Media Acquisition Co., 9%, 2015	5/22/07-5/15/09	1,450,800	275,736
CB Richard Ellis Group, Inc., 11.625%, 2017	6/15/09	387,526	390,000
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	903,448	18,760
CWCapital Cobalt Ltd., CDO, “F”, FRN, 2.391%, 2050	4/12/06	500,000	10,000
Cinemark USA, Inc., 8.625%, 2019	6/16/09	390,243	395,000
Cricket Communications, Inc., 7.75%, 2016	5/28/09-5/29/09	761,164	760,375
LBI Media, Inc., 8.5%, 2017	7/18/07	634,358	339,431
Local TV Finance LLC, 9.25%, 2015	11/09/07-6/01/09	1,644,325	280,109
Momentive Performance Materials, Inc., 12.5%, 2014	4/23/08-6/16/09	797,127	671,775
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	441,980	246,856
Royal Caribbean Cruises Ltd., 11.875%, 2015	6/30/09	530,825	530,825
Terremark Worldwide, Inc., 12%, 2017	6/17/09	214,067	216,000
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	1,087,194	720,250
Univision Communications, Inc., 12%, 2014	6/25/09	279,018	294,750
Wachovia Credit, CDO, FRN, 1.957%, 2026	6/08/06	372,000	14,880
Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05-9/12/06	1,710,975	1,620,000
Total Restricted Securities			$8,626,011
% of Net Assets			2.8%

10

MFS High Income Series

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLN	Credit-Linked Note

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 6/30/09

Forward Foreign Currency Exchange Contracts at 6/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	1,662,825	7/20/09	$2,256,621	$2,332,731	$(76,110)

At June 30, 2009, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

11

MFS High Income Series

FINANCIAL STATEMENTS  |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $336,694,011)	$288,358,290
Underlying funds, at cost and value	14,923,714
Total investments, at value (identified cost, $351,617,725)	$303,282,004
Cash	$2,263,534
Receivables for
Investments sold	4,344,417
Fund shares sold	81,924
Interest and dividends	5,982,191
Other assets	16,509
Total assets		$315,970,579
Liabilities
Payables for
Forward foreign currency exchange contracts	$76,110
Investments purchased	5,138,173
Fund shares reacquired	220,977
Payable to affiliates
Management fee	11,867
Shareholder servicing costs	402
Distribution and/or service fees	88
Administrative services fee	374
Payable for independent trustees’ compensation	1,091
Accrued expenses and other liabilities	79,189
Total liabilities		$5,528,271
Net assets		$310,442,308
Net assets consist of
Paid-in capital	$395,213,335
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(48,406,483)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(50,909,656)
Undistributed net investment income	14,545,112
Net assets		$310,442,308
Shares of beneficial interest outstanding		45,299,612

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$304,117,683	44,374,339	$6.85
Service Class	6,324,625	925,273	6.84

See Notes to Financial Statements

12

MFS High Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Interest	$12,470,636
Dividends	197,922
Dividends from underlying funds	25,041
Total investment income		$12,693,599
Expenses
Management fee	$854,817
Distribution and/or service fees	7,829
Shareholder servicing costs	24,280
Administrative services fee	28,272
Independent trustees’ compensation	6,268
Custodian fee	26,692
Shareholder communications	23,635
Auditing fees	31,666
Legal fees	3,733
Miscellaneous	8,849
Total expenses		$1,016,041
Fees paid indirectly	(71)
Reduction of expenses by investment adviser	(1,028)
Net expenses		$1,014,942
Net investment income		$11,678,657
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(10,103,971)
Swap transactions	(3,561,111)
Foreign currency transactions	101,395
Net realized gain (loss) on investments and foreign currency transactions		$(13,563,687)
Change in unrealized appreciation (depreciation)
Investments	$46,599,190
Swap transactions	3,209,166
Translation of assets and liabilities in foreign currencies	(141,209)
Net unrealized gain (loss) on investments and foreign currency translation		$49,667,147
Net realized and unrealized gain (loss) on investments and foreign currency		$36,103,460
Change in net assets from operations		$47,782,117

See Notes to Financial Statements

13

MFS High Income Series

FINANCIAL STATEMENTS  |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$11,678,657	$24,315,913
Net realized gain (loss) on investments and foreign currency transactions	(13,563,687)	(22,214,282)
Net unrealized gain (loss) on investments and foreign currency translation	49,667,147	(84,295,210)
Change in net assets from operations	$47,782,117	$(82,193,579)
Distributions declared to shareholders
From net investment income	$(22,631,406)	$(26,845,933)
Change in net assets from fund share transactions	$75,049,024	$(15,884,884)
Total change in net assets	$100,199,735	$(124,924,396)
Net assets
At beginning of period	210,242,573	335,166,969
At end of period (including undistributed net investment income of $14,545,112 and $25,497,861, respectively)	$310,442,308	$210,242,573

See Notes to Financial Statements

14

MFS High Income Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$6.25		$9.52	$10.04	$9.87	$10.37	$9.97
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.71	$0.71	$0.68	$0.67	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	0.90		(3.18)	(0.52)	0.29	(0.48)	0.19
Total from investment operations	$1.21		$(2.47)	$0.19	$0.97	$0.19	$0.87
Less distributions declared to shareholders
From net investment income	$(0.61)		$(0.80)	$(0.71)	$(0.80)	$(0.69)	$(0.47)
Net asset value, end of period	$6.85		$6.25	$9.52	$10.04	$9.87	$10.37
Total return (%) (k)(r)(s)	20.46	(n)	(28.26)	1.77	10.37	2.16	9.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.87	0.88	0.91	0.90	0.86
Expenses after expense reductions (f)	0.82	(a)	0.82	0.83	0.88	0.90	0.89	(e)
Net investment income	9.54	(a)	8.66	7.21	7.06	6.81	6.86
Portfolio turnover	25		60	73	92	56	63
Net assets at end of period (000 Omitted)	$304,118		$203,800	$324,081	$355,113	$355,264	$379,246

See Notes to Financial Statements

15

MFS High Income Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$6.22		$9.47	$9.99	$9.80	$10.29	$9.91
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.69	$0.68	$0.66	$0.68	$0.65
Net realized and unrealized gain (loss) on investments and foreign currency	0.90		(3.17)	(0.52)	0.27	(0.50)	0.19
Total from investment operations	$1.20		$(2.48)	$0.16	$0.93	$0.18	$0.84
Less distributions declared to shareholders
From net investment income	$(0.58)		$(0.77)	$(0.68)	$(0.74)	$(0.67)	$(0.46)
Net asset value, end of period	$6.84		$6.22	$9.47	$9.99	$9.80	$10.29
Total return (%) (k)(r)(s)	20.45	(n)	(28.43)	1.54	9.99	2.05	8.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.12	1.13	1.16	1.15	1.11
Expenses after expense reductions (f)	1.07	(a)	1.07	1.08	1.13	1.15	1.14	(e)
Net investment income	9.39	(a)	8.40	6.96	6.81	6.38	6.62
Portfolio turnover	25		60	73	92	56	63
Net assets at end of period (000 Omitted)	$6,325		$6,442	$11,086	$11,896	$10,056	$55,562

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(e)	Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

16

MFS High Income Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Income Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the

17

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,173,314	$246,856	$21,180	$3,441,350
Non-U.S. Sovereign Debt	—	389,685	—	389,685
Corporate Bonds	—	235,236,475	—	235,236,475
Residential Mortgage-Backed Securities	—	25,274	—	25,274
Commercial Mortgage-Backed Securities	—	8,580,484	—	8,580,484
Bank Loans	—	16,296,000	—	16,296,000
Asset-Backed Securities (including CDOs)	—	281,312	111,982	393,294
Foreign Bonds	—	22,513,834	—	22,513,834
Other Fixed Income Securities	—	1,481,894	—	1,481,894
Mutual Funds	14,923,714	—	—	14,923,714
Total investments	$18,097,028	$285,051,814	$133,162	$303,282,004

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(76,110)	$—	$(76,110)

For further information regarding security characteristics, see the Portfolio of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities
Balance as of 12/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(12,645)	(56,255)
Net purchases (sales)	33,825	6,007
Transfers in and/or out of Level 3	—	162,230
Balance as of 6/30/09	$21,180	$111,982

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial

18

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2009:

		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value
Foreign Exchange Contracts not Accounted for as Hedging Instruments Under FAS 133	Forward Foreign Currency Exchange Contracts	Payable for forward foreign currency exchange contracts	$(76,110)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Foreign Currency Transactions	Swap Transactions	Total
Foreign Exchange Contracts	$124,707	$—	$124,707
Credit Contracts	—	(3,561,111)	(3,561,111)
Total	$124,707	$(3,561,111)	$(3,436,404)

19

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Translation of Assets and Liabilities in Foreign Currencies	Swap Transactions	Total
Foreign Exchange Contracts	$(152,444)	$—	$(152,444)
Credit Contracts	—	3,209,166	3,209,166
Total	$(152,444)	$3,209,166	$3,056,722

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

20

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract- specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of June 30, 2009 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At June 30, 2009, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At June 30, 2009, the portfolio had unfunded loan commitments of $62,397, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s

21

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, distressed securities, and derivative transactions

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal years is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$26,845,933

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$352,765,670
Gross appreciation	6,616,978
Gross depreciation	(56,100,644)
Net unrealized appreciation (depreciation)	$(49,483,666)

As of 12/31/08
Undistributed ordinary income	$22,626,379
Capital loss carryforwards	(36,354,508)
Other temporary differences	(273,792)
Net unrealized appreciation (depreciation)	(95,919,817)

The aggregate cost above includes prior fiscal year end tax adjustments.

22

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/09	$(1,979,638)
12/31/10	(8,888,518)
12/31/13	(192,521)
12/31/14	(2,353,912)
12/31/16	(22,939,919)
$(36,354,508)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$22,085,619	$26,027,953
Service Class	545,787	817,980
Total	$22,631,406	$26,845,933

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2010. For the six months ended June 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $24,099, which equated to 0.0197% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $181.

23

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0231% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,294 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,028, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $118,488,071 and $56,486,811, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	11,565,965	$75,343,089	5,645,693	$43,226,130
Service Class	47,478	309,054	85,830	612,386
	11,613,443	$75,652,143	5,731,523	$43,838,516
Shares issued to shareholders in reinvestment of distributions
Initial Class	3,597,006	$22,085,619	3,033,561	$26,027,953
Service Class	89,035	545,787	95,558	817,980
	3,686,041	$22,631,406	3,129,119	$26,845,933
Shares reacquired
Initial Class	(3,413,350)	$(21,639,944)	(10,100,988)	$(83,985,226)
Service Class	(247,529)	(1,594,581)	(315,791)	(2,584,107)
	(3,660,879)	$(23,234,525)	(10,416,779)	$(86,569,333)
Net change
Initial Class	11,749,621	$75,788,764	(1,421,734)	$(14,731,143)
Service Class	(111,016)	(739,740)	(134,403)	(1,153,741)
	11,638,605	$75,049,024	(1,556,137)	$(15,884,884)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In

24

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $1,220 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	76,890,820	(61,967,106)	14,923,714

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,041	$14,923,714

25

MFS High Income Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

26

MFS® Variable Insurance Trust

Semiannual report

MFS® Strategic Income Series

6/30/09

VWG-SEM

MFS® STRATEGIC INCOME SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

MFS Strategic Income Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	31.8%
High Yield Corporates	28.6%
Non-U.S. Government Bonds	19.6%
Emerging Markets Bonds	5.7%
U.S. Treasury Securities	5.2%
Commercial Mortgage-Backed Securities	3.7%
Mortgage Backed	2.5%
U.S. Government Agencies	2.4%
Floating Rate Loans	1.9%
Asset-Backed Securities	0.6%
Collateralized Debt Obligations	0.1%

Credit quality of bonds (r)
AAA	19.5%
AA	10.9%
A	13.0%
BBB	22.2%
BB	12.3%
B	13.9%
CCC	6.2%
CC	0.7%
C (o)	0.0%
D	0.4%
Not Rated	0.9%

Portfolio facts
Average Duration (d)(i)	4.7
Average Effective Maturity (i)(m)	6.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	64.5%
Japan	4.7%
Germany	3.7%
France	3.4%
United Kingdom	3.2%
Canada	3.1%
Italy	2.5%
Spain	2.4%
Netherlands	2.1%
Other Countries	10.4%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/09.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or the equivalent exposure of derivatives.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MFS Strategic Income Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.85%	$1,000.00	$1,112.86	$4.45
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$1,111.43	$5.76
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MFS Strategic Income Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.8%
Aerospace – 0.3%
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	$ 25,000	$12,875
TransDigm Group, Inc., 7.75%, 2014	20,000	19,000
Vought Aircraft Industries, Inc., 8%, 2011	85,000	53,125

		$85,000

Airlines – 0.2%
Continental Airlines, Inc., 7.339%, 2014	$ 78,000	$55,380

Asset Backed & Securitized – 4.3%
ARCap REIT, Inc., CDO, “H”, 6.086%, 2045 (z)	$ 100,000	$6,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.108%, 2040 (z)	250,000	92,175
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	93,281	90,483
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	1,272	1,206
Crest Ltd., CDO, 7%, 2040	137,000	10,275
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	153,000	152,997
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	185,000	180,137
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	250,000	132,500
Falcon Franchise Loan LLC, FRN, 4.006%, 2025 (i)(z)	461,618	32,913
First Union National Bank Commercial Mortgage Trust, FRN, 1.143%, 2043 (i)(n)	1,988,837	23,929
First Union-Lehman Brothers Bank of America, FRN, 0.568%, 2035 (i)	1,479,255	22,624
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	101,303	101,256
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.001%, 2030 (i)	399,382	9,901
Morgan Stanley Capital I, Inc., FRN, 1.299%, 2039 (i)(z)	1,217,402	24,105
Mortgage Capital Funding, Inc., FRN, 2.457%, 2031 (i)	22,789	1
Prudential Securities Secured Financing Corp., FRN, 7.319%, 2013 (z)	171,000	140,280
Salomon Brothers Mortgage Securities, Inc., FRN, 7.07%, 2032 (z)	224,179	217,605

		$1,238,387

Automotive – 1.2%
Accuride Corp., 8.5%, 2015	$ 20,000	$4,000
Allison Transmission, Inc., 11%, 2015 (n)	95,000	75,050
FCE Bank PLC, 7.125%, 2012	EUR 50,000	59,270
Ford Motor Credit Co. LLC, 12%, 2015	$ 200,000	187,031
Johnson Controls, Inc., 5.25%, 2011	30,000	30,325

		$355,676

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 1.3%
Allbritton Communications Co., 7.75%, 2012	$75,000	$57,937
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	20,975	3,996
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)	45,000	4,500
Clear Channel Communications, Inc., 10.75%, 2016	20,000	6,200
Lamar Media Corp., 6.625%, 2015	45,000	39,375
Lamar Media Corp., “C”, 6.625%, 2015	40,000	33,800
LBI Media, Inc., 8.5%, 2017 (z)	30,000	15,788
LIN TV Corp., 6.5%, 2013	60,000	43,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)	68,250	11,204
Newport Television LLC, 13%, 2017 (n)(p)	65,000	4,394
News America, Inc., 6.4%, 2035	100,000	87,524
Nexstar Broadcasting Group, Inc., 7%, 2014	20,000	7,350
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	59,465	16,868
Univision Communications, Inc., 12%, 2014 (z)	5,000	4,912
Univision Communications, Inc., 9.75%, 2015 (n)(p)	90,000	49,511

		$386,559

Brokerage & Asset Managers – 0.3%
Janus Capital Group, Inc., 6.95%, 2017	$45,000	$39,298
Nuveen Investments, Inc., 10.5%, 2015 (n)	70,000	48,300

		$87,598

Building – 1.6%
Associated Materials, Inc., 11.25%, 2014	$50,000	$22,000
Building Materials Corp. of America, 7.75%, 2014	40,000	35,600
CRH PLC, 8.125%, 2018	190,000	182,914
Lafarge S.A., 6.15%, 2011	160,000	161,717
Nortek, Inc., 10%, 2013	30,000	24,075
Nortek, Inc., 8.5%, 2014	45,000	12,825
Ply Gem Industries, Inc., 11.75%, 2013	25,000	16,125

		$455,256

Business Services – 0.6%
First Data Corp., 9.875%, 2015	$85,000	$60,350
Iron Mountain, Inc., 6.625%, 2016	40,000	35,800
SunGard Data Systems, Inc., 10.25%, 2015	71,000	65,586

		$161,736

Cable TV – 2.1%
CCO Holdings LLC, 8.75%, 2013	$85,000	$80,750
Charter Communications, Inc., 10.375%, 2014 (n)	30,000	28,725
Charter Communications, Inc., 10.875%, 2014 (n)	15,000	15,525

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
CSC Holdings, Inc., 6.75%, 2012	$45,000	$43,425
CSC Holdings, Inc., 8.5%, 2014 (n)	10,000	9,913
DirectTV Holdings LLC, 7.625%, 2016	85,000	82,663
TCI Communications, Inc., 9.8%, 2012	81,000	91,182
Time Warner Cable, Inc., 8.25%, 2019	120,000	136,154
Videotron LTEE, 6.875%, 2014	15,000	13,875
Virgin Media, Inc., 9.125%, 2016	100,000	96,250

		$598,462

Chemicals – 1.6%
Dow Chemical Co., 8.55%, 2019	$170,000	$170,303
Innophos Holdings, Inc., 8.875%, 2014	45,000	41,175
Momentive Performance Materials, Inc., 12.5%, 2014 (z)	29,000	23,055
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	37,446	13,834
Momentive Performance Materials, Inc., 11.5%, 2016	24,000	6,720
Nalco Co., 7.75%, 2011	14,000	14,000
Nalco Finance Holdings, Inc., 9%, 2014	55,000	53,900
Yara International A.S.A., 5.25%, 2014 (n)	150,000	143,443

		$466,430

Construction – 0.5%
Lennar Corp., 5.125%, 2010	$130,000	$124,800
Lennar Corp., 12.25%, 2017 (n)	15,000	15,750

		$140,550

Consumer Goods & Services – 2.2%
Corrections Corp. of America, 6.25%, 2013	$35,000	$33,162
Fortune Brands, Inc., 5.125%, 2011	107,000	107,402
Hasbro, Inc., 6.125%, 2014	20,000	20,559
Jarden Corp., 7.5%, 2017	5,000	4,375
KAR Holdings, Inc., 10%, 2015	45,000	36,900
KAR Holdings, Inc., FRN, 5.027%, 2014	20,000	15,050
Service Corp. International, 7%, 2017	80,000	72,400
Service Corp. International, 7.625%, 2018	39,000	36,173
Ticketmaster, 10.75%, 2016 (n)	25,000	22,250
Western Union Co., 5.4%, 2011	210,000	219,480
Whirlpool Corp., 8%, 2012	48,000	49,679

		$617,430

Containers – 1.1%
Crown Americas LLC, 7.625%, 2013	$40,000	$39,000
Graham Packaging Holdings Co., 9.875%, 2014	55,000	51,150
Greif, Inc., 6.75%, 2017	145,000	133,038
Owens-Brockway Glass Container, Inc., 8.25%, 2013	85,000	85,425

		$308,613

Defense Electronics – 1.0%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$139,000	$138,150
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	40,896
L-3 Communications Corp., 6.125%, 2014	110,000	102,300

		$281,346

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – 0.3%
Avago Technologies Ltd., 11.875%, 2015	$20,000	$19,950
Flextronics International Ltd., 6.25%, 2014	22,000	20,570
Freescale Semiconductor, Inc., 8.875%, 2014	45,000	22,725
Spansion, Inc., 11.25%, 2016 (d)(n)	50,000	12,563

		$75,808

Emerging Market Quasi-Sovereign – 2.6%
Banco Nac De Desen Econo, 6.5%, 2019 (z)	$134,000	$134,268
National Power Corp., FRN, 4.911%, 2011	30,000	29,972
Pemex Project Funding Master Trust, 5.75%, 2018	92,000	84,640
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	100,000	82,410
Qtel International Finance Ltd., 6.5%, 2014 (z)	101,000	102,657
Qtel International Finance Ltd., 7.875%, 2019 (z)	100,000	101,738
RSHB Capital S.A., 9%, 2014 (z)	100,000	101,000
TDIC Finance Ltd., 6.5%, 2014 (z)	114,000	114,285

		$750,970

Emerging Market Sovereign – 1.2%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$100,000	$103,296
Federative Republic of Brazil, 8%, 2018	44,000	49,280
Republic of Argentina, 1.683%, 2009	11,537	11,261
Republic of Argentina, FRN, 1.683%, 2012	33,488	21,298
Republic of Panama, 7.25%, 2015	64,000	69,760
Republic of Uruguay, 8%, 2022	100,000	104,500

		$359,395

Energy – Independent – 3.7%
Anadarko Finance Co., 6.75%, 2011	$110,000	$114,488
Chaparral Energy, Inc., 8.875%, 2017	50,000	31,000
Chesapeake Energy Corp., 6.375%, 2015	225,000	200,250
EnCana Corp., 6.5%, 2019	50,000	53,600
Forest Oil Corp., 8.5%, 2014 (n)	15,000	14,738
Forest Oil Corp., 7.25%, 2019	50,000	44,750
Hilcorp Energy I LP, 9%, 2016 (n)	65,000	56,550
Mariner Energy, Inc., 8%, 2017	65,000	53,950
McMoRan Exploration Co., 11.875%, 2014	25,000	21,156
Newfield Exploration Co., 6.625%, 2014	40,000	36,850
Newfield Exploration Co., 6.625%, 2016	15,000	13,538
Nexen, Inc., 6.4%, 2037	140,000	128,584
OPTI Canada, Inc., 8.25%, 2014	70,000	46,200
Penn Virginia Corp., 10.375%, 2016	20,000	20,350
Petrohawk Energy Corp., 10.5%, 2014 (n)	25,000	25,563
Plains Exploration & Production Co., 7%, 2017	75,000	65,625
Quicksilver Resources, Inc., 8.25%, 2015	15,000	13,350
Quicksilver Resources, Inc., 7.125%, 2016	65,000	50,700
Range Resources Corp., 8%, 2019	15,000	14,756
SandRidge Energy, Inc., 9.875%, 2016 (n)	10,000	9,650
SandRidge Energy, Inc., 8%, 2018 (n)	50,000	42,750
Talisman Energy, Inc., 7.75%, 2019	10,000	11,078

		$1,069,476

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – 1.2%
ConocoPhillips, 5.75%, 2019	$100,000	$105,102
Hess Corp., 8.125%, 2019	30,000	34,154
Husky Energy, Inc., 7.25%, 2019	77,000	84,128
Petro-Canada, 5%, 2014	110,000	109,442

		$332,826

Entertainment – 0.3%
AMC Entertainment, Inc., 11%, 2016	$40,000	$38,700
AMC Entertainment, Inc., 8.75%, 2019 (n)	30,000	28,200
Time Warner, Inc., 6.5%, 2036	10,000	8,757

		$75,657

Financial Institutions – 1.4%
General Electric Capital Corp., FRN, 1.157%, 2012	$90,000	$81,192
GMAC LLC, 6.875%, 2011 (n)	50,000	43,750
GMAC LLC, 7%, 2012 (n)	20,000	16,960
GMAC LLC, 6.75%, 2014 (n)	35,000	27,475
GMAC LLC, 8%, 2031 (n)	38,000	26,600
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	200,000	74,000
ORIX Corp., 5.48%, 2011	130,000	119,784

		$389,761

Food & Beverages – 2.7%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$140,000	$153,112
ARAMARK Corp., 8.5%, 2015	30,000	29,100
B&G Foods, Inc., 8%, 2011	45,000	44,662
Conagra Foods, Inc., 7.875%, 2010	94,000	99,620
Conagra Foods, Inc., 7%, 2019	41,000	44,947
Dean Foods Co., 7%, 2016	40,000	36,500
Del Monte Corp., 6.75%, 2015	50,000	47,375
General Mills, Inc., 5.65%, 2019	20,000	20,903
Kraft Foods, Inc., 6.125%, 2018	80,000	82,848
Miller Brewing Co., 5.5%, 2013 (n)	150,000	148,312
Tyson Foods, Inc., 7.85%, 2016	70,000	67,498

		$774,877

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2017	$19,000	$19,098
CVS Caremark Corp., 6.6%, 2019	80,000	85,480

		$104,578

Forest & Paper Products – 1.1%
Buckeye Technologies, Inc., 8%, 2010	$4,000	$3,920
Buckeye Technologies, Inc., 8.5%, 2013	125,000	116,250
Georgia-Pacific Corp., 7.125%, 2017 (n)	35,000	32,550
Georgia-Pacific Corp., 8%, 2024	25,000	21,250
Graphic Packaging International Corp., 9.5%, 2013	25,000	23,875
Jefferson Smurfit Corp., 8.25%, 2012 (d)	25,000	9,375
Millar Western Forest Products Ltd., 7.75%, 2013	75,000	34,500
Smurfit-Stone Container Corp., 8%, 2017 (d)	8,000	2,960
Stora Enso Oyj, 6.404%, 2016 (n)	100,000	74,000

		$318,680

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – 1.4%
Boyd Gaming Corp., 6.75%, 2014	$ 40,000	$32,400
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	65,000	2,438
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	15,000	14,175
Harrah’s Operating Co., Inc., 10%, 2018 (n)	79,000	45,425
Harrah’s Operating Co., Inc., 10%, 2018 (n)	2,000	1,150
Host Hotels & Resorts, Inc., 7.125%, 2013	20,000	18,800
Host Hotels & Resorts, Inc., 6.75%, 2016	20,000	17,350
Host Hotels & Resorts, Inc., 9%, 2017 (n)	5,000	4,763
MGM Mirage, 6.75%, 2013	40,000	26,700
MGM Mirage, 10.375%, 2014 (n)	5,000	5,188
MGM Mirage, 7.5%, 2016	35,000	22,706
MGM Mirage, 11.125%, 2017 (n)	10,000	10,600
Pinnacle Entertainment, Inc., 7.5%, 2015	90,000	76,950
Royal Caribbean Cruises Ltd., 7%, 2013	25,000	21,844
Scientific Games Corp., 6.25%, 2012	40,000	38,150
Station Casinos, Inc., 6%, 2012 (d)	35,000	12,075
Station Casinos, Inc., 6.5%, 2014 (d)	85,000	1,700
Station Casinos, Inc., 6.875%, 2016 (d)	180,000	4,500
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)	87,000	10,766
Wyndham Worldwide Corp., 6%, 2016	40,000	31,284

		$398,964

Industrial – 0.5%
Baldor Electric Co., 8.625%, 2017	$ 30,000	$27,750
JohnsonDiversey, Inc., 9.625%, 2012	EUR 20,000	25,392
JohnsonDiversey, Inc., “B”, 9.625%, 2012	$ 40,000	39,700
Steelcase, Inc., 6.5%, 2011	61,000	61,069

		$153,911

Insurance – 1.5%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR 105,000	$105,319
ING Groep N.V., 5.775% to 2015, FRN to 2049	$ 210,000	122,850
Metropolitan Life Global Funding, 5.125%, 2014 (n)	40,000	39,689
Principal Financial Group, Inc., 8.875%, 2019	80,000	83,985
Prudential Financial, Inc., 6.2%, 2015	80,000	78,207

		$430,050

Insurance – Property & Casualty – 1.0%
Ace INA Holdings, Inc., 5.9%, 2019	$ 20,000	$20,047
Allstate Corp., 7.45%, 2019	30,000	32,456
AXIS Capital Holdings Ltd., 5.75%, 2014	180,000	162,219
USI Holdings Corp., 9.75%, 2015 (z)	95,000	63,650

		$278,372

International Market Quasi-Sovereign – 3.1%
Canada Housing Trust, 4.6%, 2011 (n)	CAD 63,000	$57,680
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)	$ 120,000	131,427

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
ING Bank N.V., 3.9%, 2014 (n)	$ 150,000	$152,705
Landwirtschaftliche Rentenbank, 4.125%, 2013	150,000	156,596
LeasePlan Corp. N.V., 3%, 2012 (n)	60,000	60,690
Royal Bank of Scotland PLC, FRN, 1.637%, 2012 (n)	183,000	184,366
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	142,000	142,354

		$885,818

International Market Sovereign – 15.8%
Federal Republic of Germany, 5.25%, 2010	EUR 136,000	$199,068
Federal Republic of Germany, 3.75%, 2015	EUR 177,000	261,363
Federal Republic of Germany, 4.25%, 2018	EUR 66,000	99,552
Federal Republic of Germany, 6.25%, 2030	EUR 89,000	156,332
Government of Canada, 4.5%, 2015	CAD 101,000	95,256
Government of Canada, 5.75%, 2033	CAD 28,000	30,608
Government of Japan, 1.5%, 2012	JPY 13,000,000	139,158
Government of Japan, 1.3%, 2014	JPY 28,000,000	298,247
Government of Japan, 1.7%, 2017	JPY 40,000,000	434,526
Government of Japan, 2.2%, 2027	JPY 13,000,000	139,327
Government of Japan, 2.4%, 2037	JPY 14,000,000	151,929
Kingdom of Belgium, 5.5%, 2017	EUR 78,000	122,854
Kingdom of Netherlands, 3.75%, 2014	EUR 106,000	154,958
Kingdom of Spain, 5.35%, 2011	EUR 311,000	471,442
Republic of Austria, 4.65%, 2018	EUR 107,000	157,365
Republic of France, 4.75%, 2012	EUR 86,000	130,563
Republic of France, 6%, 2025	EUR 73,000	123,914
Republic of France, 4.75%, 2035	EUR 119,000	176,249
Republic of Greece, 3.6%, 2016	EUR 40,000	54,342
Republic of Ireland, 4.6%, 2016	EUR 114,000	158,319
Republic of Italy, 4.75%, 2013	EUR 180,000	269,361
Republic of Italy, 5.25%, 2017	EUR 205,000	314,398
Republic of Portugal, 4.45%, 2018	EUR 36,000	51,368
United Kingdom Treasury, 8%, 2015	GBP 92,000	195,788
United Kingdom Treasury, 8%, 2021	GBP 34,000	78,460
United Kingdom Treasury, 4.25%, 2036	GBP 47,000	75,295

		$4,540,042

Local Authorities – 0.9%
California, (Build America Bonds), 7.55%, 2039	$ 80,000	$72,831
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043	100,000	99,155
Province of Ontario, 5.45%, 2016	95,000	101,383

		$273,369

Machinery & Tools – 0.6%
Atlas Copco AB, 5.6%, 2017 (n)	$ 135,000	$129,830
Case New Holland, Inc., 7.125%, 2014	45,000	41,063

		$170,893

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – 3.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$240,000	$120,000
Bank of America Corp., 7.375%, 2014	50,000	51,651
Bank of New York Mellon, 4.3%, 2014	140,000	142,257
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	26,000	16,925
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	73,000
Goldman Sachs Group, Inc., 6%, 2014	50,000	52,183
Goldman Sachs Group, Inc., 7.5%, 2019	86,000	92,086
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	26,558
Morgan Stanley, 6.75%, 2011	100,000	104,757
Morgan Stanley, 6%, 2014	100,000	101,247
Natixis S.A., 10% to 2018, FRN to 2049 (n)	130,000	77,984
Royal Bank of Scotland Group PLC, 9.118%, 2049	93,000	75,795
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	125,000	80,499

		$1,014,942

Medical & Health Technology & Services – 3.3%
Biomet, Inc., 10%, 2017	$25,000	$25,438
Biomet, Inc., 11.625%, 2017	55,000	53,900
Cardinal Health, Inc., 5.8%, 2016	94,000	90,987
Community Health Systems, Inc., 8.875%, 2015	90,000	88,200
Cooper Cos., Inc., 7.125%, 2015	35,000	32,638
DaVita, Inc., 6.625%, 2013	18,000	16,965
DaVita, Inc., 7.25%, 2015	73,000	68,620
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	20,000	20,850
HCA, Inc., 6.375%, 2015	120,000	97,500
HCA, Inc., 9.25%, 2016	90,000	88,650
HCA, Inc., 8.5%, 2019 (n)	25,000	24,500
Hospira, Inc., 5.55%, 2012	50,000	52,091
Hospira, Inc., 6.05%, 2017	40,000	39,064
McKesson Corp., 5.7%, 2017	40,000	39,962
Owens & Minor, Inc., 6.35%, 2016	70,000	61,251
Psychiatric Solutions, Inc., 7.75%, 2015	25,000	22,875
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	20,000	18,300
U.S. Oncology, Inc., 10.75%, 2014	45,000	44,550
Universal Hospital Services, Inc., 8.5%, 2015 (p)	35,000	32,988
Universal Hospital Services, Inc., FRN, 4.635%, 2015	10,000	8,050
VWR Funding, Inc., 10.25%, 2015 (p)	35,000	27,650

		$955,029

Metals & Mining – 1.1%
Arch Western Finance LLC, 6.75%, 2013	$55,000	$50,187
BHP Billiton Finance Ltd., 6.5%, 2019	30,000	33,316
FMG Finance Ltd., 10.625%, 2016 (n)	65,000	62,400
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	40,000	40,300
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	35,000	32,762

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Peabody Energy Corp., 7.375%, 2016	$5,000	$4,725
Peabody Energy Corp., “B”, 6.875%, 2013	65,000	64,350
Rio Tinto Finance USA Ltd., 5.875%, 2013	30,000	30,188

		$318,228

Mortgage Backed – 2.5%
Fannie Mae, 6%, 2017	$98,477	$104,933
Fannie Mae, 5.5%, 2020 - 2034	581,247	609,413

		$714,346

Natural Gas – Distribution – 0.8%
AmeriGas Partners LP, 7.125%, 2016	$65,000	$59,475
EQT Corp., 8.125%, 2019	120,000	128,444
Inergy LP, 6.875%, 2014	45,000	40,950

		$228,869

Natural Gas – Pipeline – 2.4%
Atlas Pipeline Partners LP, 8.125%, 2015	$45,000	$32,175
CenterPoint Energy, Inc., 7.875%, 2013	142,000	151,467
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	50,000	49,069
El Paso Corp., 8.25%, 2016	35,000	34,038
El Paso Corp., 7.25%, 2018	40,000	36,931
Energy Transfer Partners LP, 8.5%, 2014	10,000	11,217
Kinder Morgan Energy Partners LP, 6%, 2017	90,000	89,286
Kinder Morgan Finance Corp., 5.35%, 2011	169,000	165,620
MarkWest Energy Partners LP, 6.875%, 2014 (n)	30,000	24,750
Spectra Energy Capital LLC, 8%, 2019	66,000	69,667
Williams Partners LP, 7.25%, 2017	40,000	36,500

		$700,720

Network & Telecom – 3.1%
AT&T, Inc., 5.8%, 2019	$70,000	$71,071
Cincinnati Bell, Inc., 8.375%, 2014	55,000	50,875
Citizens Communications Co., 9.25%, 2011	78,000	81,315
Deutsche Telekom International Finance B.V., 8.5%, 2010	58,000	60,997
France Telecom, 4.375%, 2014	80,000	80,622
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	55,000	53,075
Qwest Communications International, Inc., 7.25%, 2011	30,000	29,100
Qwest Corp., 8.875%, 2012	35,000	35,262
Qwest Corp., 7.5%, 2014	65,000	61,994
Telecom Italia Capital, 4.875%, 2010	26,000	26,264
Telefonica Europe B.V., 7.75%, 2010	120,000	126,585
Telefonica S.A., 5.877%, 2019	80,000	82,479
Verizon Communications, Inc., 8.75%, 2018	80,000	94,758
Windstream Corp., 8.625%, 2016	40,000	38,300

		$892,697

Oil Services – 0.4%
Smith International, Inc., 9.75%, 2019	$100,000	$115,508

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – 2.4%
American Express Centurion Bank, 5.2%, 2010	$250,000	$251,251
Bosphorus Financial Services Ltd., FRN, 2.683%, 2012 (z)	68,750	59,816
Citigroup, Inc., 8.5%, 2019	52,000	52,896
Svenska Handelsbanken AB, 4.875%, 2014 (n)	110,000	108,892
Swedbank AB, 9% to 2010, FRN to 2049 (n)	120,000	61,650
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	120,000	70,800
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	72,481

		$677,786

Pharmaceuticals – 1.5%
Pfizer, Inc., 6.2%, 2019	$160,000	$174,980
Roche Holdings, Inc., 6%, 2019 (n)	200,000	213,256
Teva Pharmaceutical Finance LLC, 5.55%, 2016	39,000	40,339

		$428,575

Pollution Control – 0.4%
Allied Waste North America, Inc., 7.125%, 2016	$125,000	$125,625

Precious Metals & Minerals – 0.1%
Teck Resources Ltd., 9.75%, 2014 (n)	$15,000	$15,525
Teck Resources Ltd., 10.75%, 2019 (n)	25,000	26,875

		$42,400

Printing & Publishing – 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$2,923	$1,224
American Media Operations, Inc., 14%, 2013 (p)(z)	30,520	10,063
Dex Media West LLC, 9.875%, 2013 (d)	102,000	15,555
Idearc, Inc., 8%, 2016 (d)	45,000	1,181
Nielsen Finance LLC, 10%, 2014	55,000	52,044
Nielsen Finance LLC, 11.5%, 2016 (n)	20,000	19,450
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	66,000	42,405
Quebecor World, Inc., 6.125%, 2013 (d)	35,000	2,975
Tribune Co., 5.25%, 2015 (d)	35,000	1,750

		$146,647

Railroad & Shipping – 0.3%
Kansas City Southern Railway, 8%, 2015	$15,000	$13,950
Panama Canal Railway Co., 7%, 2026 (n)	98,200	68,740

		$82,690

Real Estate – 0.6%
Simon Property Group, Inc., REIT, 6.1%, 2016	$190,000	$177,309

Retailers – 1.4%
Couche-Tard, Inc., 7.5%, 2013	$65,000	$63,375
Dollar General Corp., 11.875%, 2017 (p)	10,000	10,800
Limited Brands, Inc., 5.25%, 2014	68,000	57,810
Macy’s Retail Holdings, Inc., 5.75%, 2014	35,000	29,759

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – continued
Macy’s Retail Holdings, Inc., 8.875%, 2015	$120,000	$116,125
Neiman Marcus Group, Inc., 10.375%, 2015	15,000	8,775
Rite Aid Corp., 9.75%, 2016 (n)	20,000	20,000
Rite Aid Corp., 7.5%, 2017	25,000	19,563
Staples, Inc., 9.75%, 2014	80,000	89,354

		$415,561

Specialty Chemicals – 0.2%
Ashland, Inc., 9.125%, 2017 (n)	$45,000	$46,800

Specialty Stores – 0.2%
Michaels Stores, Inc., 10%, 2014	$10,000	$8,400
Payless ShoeSource, Inc., 8.25%, 2013	50,000	46,250

		$54,650

Supermarkets – 0.6%
Delhaize Group, 5.875%, 2014	$90,000	$92,402
Safeway, Inc., 4.95%, 2010	54,000	55,109
SUPERVALU, Inc., 8%, 2016	20,000	19,400

		$166,911

Supranational – 0.5%
Central American Bank, 4.875%, 2012 (n)	$140,000	$140,219

Telecommunications – Wireless – 1.9%
Cricket Communications, Inc., 7.75%, 2016 (z)	$20,000	$19,250
Crown Castle International Corp., 9%, 2015	20,000	20,350
Crown Castle International Corp., 7.75%, 2017 (n)	15,000	14,625
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	30,000	30,150
MetroPCS Wireless, Inc., 9.25%, 2014	60,000	59,625
Nextel Communications, Inc., 6.875%, 2013	25,000	20,688
Rogers Cable, Inc., 5.5%, 2014	79,000	81,937
Sprint Nextel Corp., 8.375%, 2012	75,000	73,875
Sprint Nextel Corp., 8.75%, 2032	20,000	16,100
Vodafone Group PLC, 5.375%, 2015	140,000	142,804
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	75,000	75,000

		$554,404

Telephone Services – 0.1%
Frontier Communications Corp., 8.25%, 2014	$30,000	$28,350

Tobacco – 1.1%
Alliance One International, Inc., 10%, 2016 (z)	$20,000	$18,950
Altria Group, Inc., 9.25%, 2019	130,000	145,978
Lorillard Tobacco Co., 8.125%, 2019	37,000	38,286
Reynolds American, Inc., 6.75%, 2017	135,000	126,050

		$329,264

Transportation – 0.4%
IIRSA Norte Finance Ltd., 8.75%, 2024	$116,794	$108,619

Transportation – Services – 0.2%
Hertz Corp., 8.875%, 2014	$55,000	$50,600

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – 2.4%
Small Business Administration, 6.35%, 2021	$68,284	$73,139
Small Business Administration, 4.34%, 2024	128,663	131,343
Small Business Administration, 4.99%, 2024	148,991	154,796
Small Business Administration, 4.86%, 2025	173,055	179,948
Small Business Administration, 4.625%, 2025	69,508	71,657
Small Business Administration, 5.11%, 2025	64,693	67,399

		$678,282

U.S. Treasury Obligations – 0.8%
U.S. Treasury Bonds, 5.375%, 2031 (f)	$51,000	$58,538
U.S. Treasury Bonds, 4.5%, 2036	17,000	17,513
U.S. Treasury Notes, 2.625%, 2016	40,000	38,816
U.S. Treasury Notes, 4.625%, 2017	100,000	108,805

		$223,672

Utilities – Electric Power – 4.1%
AES Corp., 8%, 2017	$65,000	$60,450
Beaver Valley Funding Corp., 9%, 2017	138,000	136,210
Calpine Corp., 8%, 2016 (n)	35,000	33,513
Consumers Energy Co., 6.7%, 2019	20,000	21,768
Dynegy Holdings, Inc., 7.5%, 2015	50,000	41,688
Dynegy Holdings, Inc., 7.75%, 2019	20,000	15,575
Edison Mission Energy, 7%, 2017	130,000	99,775
FirstEnergy Corp., 6.45%, 2011	94,000	98,113
HQI Transelec Chile S.A., 7.875%, 2011	130,000	135,403
Mirant North America LLC, 7.375%, 2013	45,000	43,200
NRG Energy, Inc., 7.375%, 2016	120,000	113,550
Pacific Gas & Electric Co., 4.2%, 2011	80,000	82,553
Progress Energy, Inc., 6.05%, 2014	80,000	84,122
PSEG Power LLC, 7.75%, 2011	105,000	112,380
RRI Energy, Inc., 7.875%, 2017	17,000	15,215
Texas Competitive Electric Holdings LLC, 10.25%, 2015	155,000	96,488

		$1,190,003

Total Bonds (Identified Cost, $29,660,393)		$27,230,576

FLOATING RATE LOANS (g)(r) – 1.9%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.59%, 2014	$3,861	$2,613
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.4%, 2014	86,749	58,718

		$61,331

Automotive – 0.4%
Accuride Corp., Term Loan, 3%, 2012	$5,802	$4,485
Allison Transmission, Inc., Term Loan B, 3.07%, 2014	71,105	56,198
Federal-Mogul Corp., Term Loan B, 2.25%, 2014	$53,686	$35,701
Ford Motor Co., Term Loan, 3.59%, 2013	27,775	20,026

		$116,410

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Broadcasting – 0.1%
Gray Television, Inc., Term Loan, 3.82%, 2014	$22,028	$13,506
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	19,894	9,428
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	37,306	17,680

		$40,614

Building – 0.0%
Building Materials Holding Corp., Term Loan, 3.06%, 2014	$6,634	$5,759

Business Services – 0.2%
First Data Corp., Term Loan B-1, 3.06%, 2014	$69,231	$51,750

Cable TV – 0.1%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$28,919	$26,045

Electronics – 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.07%, 2013	$18,649	$13,558

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.87%, 2014	$47,816	$5,977
MGM Mirage, Term Loan, 2011 (o)	15,148	11,712

		$17,689

Printing & Publishing – 0.1%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$82,134	$24,537

Specialty Chemicals – 0.1%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$7,379	$7,593
LyondellBasell, DIP Term Loan B-3, 5.82%, 2014	7,371	6,104
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.81%, 2014 (o)	624	270
LyondellBasell, Dutch Tranche Term Loan, 3.81%, 2014 (o)	1,466	635
LyondellBasell, German Tranche Term Loan B-1, 4.06%, 2014 (o)	1,791	775
LyondellBasell, German Tranche Term Loan B-2, 4.06%, 2014 (o)	1,791	775
LyondellBasell, German Tranche Term Loan B-3, 4.06%, 2014 (o)	1,791	775
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.81%, 2014 (o)	2,339	1,013

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Specialty Chemicals – continued
LyondellBasell, U.S. Tranche Term Loan, 3.81%, 2014 (o)	$4,457	$1,929
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	7,772	3,364
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	7,772	3,364
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	7,772	3,364

		$29,961

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 2.67%, 2013	$37,176	$29,421

Utilities – Electric Power – 0.5%
Calpine Corp., Term Loan, 3.47%, 2014	$40,780	$36,011
NRG Energy, Inc., Synthetic Letter of Credit, 2.34%, 2013	7,457	7,002
NRG Energy, Inc., Term Loan, 2.01%, 2013	13,966	13,112
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.82%, 2014 (o)	111,766	79,647

		$135,772

Total Floating Rate Loans (Identified Cost, $714,034)		$552,847

COMMON STOCKS – 0.0%
Printing & Publishing – 0.0%
American Media, Inc. (Identified Cost, $1,196) (a)	559	$750

PREFERRED STOCKS – 0.0%
Financial Institutions – 0.0%
Preferred Blocker, Inc., 7% (Identified Cost, $13,860) (z)	$18	$7,741

MONEY MARKET FUNDS (v) – 2.3%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	667,816	$667,816

Total Investments (Identified Cost, $31,057,299)		$28,459,730

OTHER ASSETS, LESS LIABILITIES – 1.0%		294,321

Net Assets – 100.0%		$28,754,051

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,994,466, representing 13.9% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.086%, 2045	9/21/04	$87,898	$6,000
Alliance One International, Inc., 10%, 2016	6/26/09	19,035	18,950
American Media Operations, Inc., 9%, 2013	1/29/09-4/15/09	1,851	1,224
American Media Operations, Inc., 14%, 2013	1/29/09-4/15/09	16,364	10,063
Banco Nac De Desen Econo, 6.5%, 2019	6/03/09	133,552	134,268
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.108%, 2040	3/01/06	242,165	92,175
Bonten Media Acquisition Co., 9%, 2015	5/31/07-5/15/09	21,025	3,996
Bosphorus Financial Services Ltd., FRN, 2.683%, 2012	3/08/05	68,750	59,816
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	93,748	90,483
Cricket Communications, Inc., 7.75%, 2016	5/28/09-5/29/09	19,269	19,250
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	182,174	180,137
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	233,050	132,500
Falcon Franchise Loan LLC, FRN, 4.006%, 2025	1/29/03	51,982	32,913
LBI Media, Inc., 8.5%, 2017	7/18/07	29,505	15,788
Local TV Finance LLC, 9.25%, 2015	11/09/07-6/01/09	66,092	11,204
Momentive Performance Materials, Inc., 12.5%, 2014	4/15/08-6/16/09	31,419	23,055
Morgan Stanley Capital I, Inc., FRN, 1.299%, 2039	7/20/04	38,459	24,105
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	13,860	7,741
Prudential Securities Secured Financing Corp., FRN, 7.319%, 2013	12/06/04	189,843	140,280
Qtel International Finance Ltd., 6.5%, 2014	6/02/09	100,259	102,657
Qtel International Finance Ltd., 7.875%, 2019	6/02/09	101,222	101,738
RSHB Capital S.A., 9%, 2014	6/05/09	101,937	101,000
Salomon Brothers Mortgage Securities, Inc., FRN, 7.07%, 2032	1/07/05	257,552	217,605
TDIC Finance Ltd., 6.5%, 2014	6/25/09	113,622	114,285
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	96,856	63,650
Univision Communications, Inc., 12%, 2014	6/25/09	4,650	4,912
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	5,187	75,000
Total Restricted Securities			$1,784,795
% of Net Assets			6.2%

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLN	Credit-Linked Note

DIP	Debtor-in-Possession

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

SEK	Swedish Krona

Derivative Contracts at 6/30/09

Forward Foreign Currency Exchange Contracts at 6/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	UBS AG	113,969	7/01/09	$87,634	$91,837	$4,203
SELL	AUD	UBS AG	6,621	7/01/09	5,346	5,336	10
BUY	EUR	UBS AG	232,580	7/20/09	325,627	326,279	652
BUY	GBP	Citibank N.A.	7,889	7/15/09	12,929	12,978	49
BUY	GBP	HSBC Bank	11,659	7/15/09	19,178	19,181	3
BUY	JPY	JPMorgan Chase Bank	10,268,344	7/15/09	105,825	106,605	780
SELL	JPY	JPMorgan Chase Bank	78,542,376	7/15/09	820,835	815,423	5,412

							$11,109

Liability Derivatives
SELL	AUD	UBS AG	107,348	7/01/09	$77,343	$86,501	$(9,158)
BUY	CAD	UBS AG	4,354	8/17/09	3,872	3,745	(127)
SELL	CAD	UBS AG	225,643	8/17/09	193,046	194,044	(998)
SELL	EUR	Deutsche Bank AG	20,610	7/20/09	27,958	28,913	(955)
SELL	EUR	HSBC Bank	27,000	7/20/09	37,412	37,878	(466)
SELL	EUR	UBS AG	1,421,637	7/20/09	1,929,304	1,994,375	(65,071)
BUY	GBP	Barclays Bank PLC	35,000	7/15/09	57,581	57,581	0
SELL	GBP	Barclays Bank PLC	146,963	7/15/09	222,672	241,781	(19,109)
SELL	GBP	Deutsche Bank AG	119,186	7/15/09	180,612	196,083	(15,471)
BUY	IDR	JPMorgan Chase Bank	300,038,534	8/05/09	29,329	29,174	(155)
BUY	JPY	UBS AG	52,646,159	7/21/09	551,188	546,607	(4,581)
SELL	JPY	JPMorgan Chase Bank	11,132,644	7/15/09	115,000	115,579	(579)
BUY	SEK	UBS AG	466,504	8/31/09	60,491	60,462	(29)
SELL	SEK	UBS AG	429,664	8/31/09	54,393	55,687	(1,294)

							$(117,993)

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	2	$232,531	Sep-09	$1,852

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	15	$1,720,781	Sep-09	$(4,271)
U.S. Treasury Note 2 yr (Short)	USD	1	216,219	Sep-09	(1,191)

					$(5,462)

Swap Agreements at 6/30/09

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	120,000	Merrill Lynch International	(1)	0.68% (fixed rate)	$4,967

Liability Derivatives
Credit Default Swaps
3/20/14	USD	60,000	Morgan Stanley Capital Services, Inc.	(2)	1.75% (fixed rate)	$(94)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Co., 7.125%, 7/15/23.

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS  |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $30,389,483)	$27,791,914
Underlying funds, at cost and value	667,816
Total investments, at value (identified cost, $31,057,299)	$28,459,730
Cash	$93,434
Receivables for
Forward foreign currency exchange contracts	11,109
Investments sold	222,868
Fund shares sold	114,282
Interest	473,090
Swaps, at value	4,967
Receivable from investment adviser	7,861
Other assets	1,116
Total assets		$29,388,457
Liabilities
Payables for
Forward foreign currency exchange contracts	$117,993
Daily variation margin on open futures contracts	1,938
Investments purchased	331,506
Fund shares reacquired	124,759
Swaps, at value	94
Payable to affiliates
Management fee	1,103
Shareholder servicing costs	103
Distribution and/or service fees	87
Administrative services fee	96
Payable for independent trustees’ compensation	174
Accrued expenses and other liabilities	56,553
Total liabilities		$634,406
Net assets		$28,754,051
Net assets consist of
Paid-in capital	$33,171,550
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,699,088)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,928,986)
Undistributed net investment income	210,575
Net assets		$28,754,051
Shares of beneficial interest outstanding		3,327,506

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$22,530,930	2,599,374	$8.67
Service Class	6,223,121	728,132	8.55

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Interest	$921,276
Dividends	489
Dividends from underlying funds	2,227
Total investment income		$923,992
Expenses
Management fee	$93,964
Distribution and/or service fees	7,495
Shareholder servicing costs	2,914
Administrative services fee	8,679
Independent trustees’ compensation	813
Custodian fee	17,064
Shareholder communications	7,914
Auditing fees	30,062
Legal fees	840
Miscellaneous	899
Total expenses		$170,644
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(49,200)
Net expenses		$121,440
Net investment income		$802,552
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(693,884)
Futures contracts	41,646
Swap transactions	99,914
Foreign currency transactions	108,391
Net realized gain (loss) on investments and foreign currency transactions		$(443,933)
Change in unrealized appreciation (depreciation)
Investments	$2,892,506
Futures contracts	(71,551)
Swap transactions	(82,996)
Translation of assets and liabilities in foreign currencies	(192,352)
Net unrealized gain (loss) on investments and foreign currency translation		$2,545,607
Net realized and unrealized gain (loss) on investments and foreign currency		$2,101,674
Change in net assets from operations		$2,904,226

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS  |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited )	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$802,552	$1,910,278
Net realized gain (loss) on investments and foreign currency transactions	(443,933)	(571,702)
Net unrealized gain (loss) on investments and foreign currency translation	2,545,607	(5,074,051)
Change in net assets from operations	$2,904,226	$(3,735,475)
Distributions declared to shareholders
From net investment income	$(2,840,435)	$(2,350,755)
Change in net assets from fund share transactions	$2,525,331	$(8,447,947)
Total change in net assets	$2,589,122	$(14,534,177)
Net assets
At beginning of period	26,164,929	40,699,106
At end of period (including undistributed net investment income of $210,575 and $2,248,458, respectively)	$28,754,051	$26,164,929

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$8.72		$10.55	$10.67	$10.64	$11.25	$11.02
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.56	$0.59	$0.57	$0.56	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		(1.76)	(0.20)	0.11	(0.37)	0.22
Total from investment operations	$0.91		$(1.20)	$0.39	$0.68	$0.19	$0.81
Less distributions declared to shareholders
From net investment income	$(0.96)		$(0.63)	$(0.51)	$(0.57)	$(0.76)	$(0.58)
From net realized gain on investments	—		—	—	(0.08)	(0.04)	—
Total distributions declared to shareholders	$(0.96)		$(0.63)	$(0.51)	$(0.65)	$(0.80)	$(0.58)
Net asset value, end of period	$8.67		$8.72	$10.55	$10.67	$10.64	$11.25
Total return (%) (k)(r)(s)	11.29	(n)	(12.12)	3.79	6.67	1.89	7.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.21	1.16	1.36	1.25	1.08
Expenses after expense reductions (f)	0.85	(a)	0.85	0.85	0.88	0.90	0.90
Net investment income	6.03	(a)	5.66	5.63	5.43	5.24	5.41
Portfolio turnover	32		41	49	66	64	69
Net assets at end of period (000 Omitted)	$22,531		$20,331	$32,507	$30,008	$32,323	$33,700

See Notes to Financial Statements

MFS Strategic Income Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$8.60		$10.40	$10.54	$10.52	$11.13	$10.91
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.53	$0.56	$0.53	$0.53	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		(1.73)	(0.21)	0.11	(0.37)	0.21
Total from investment operations	$0.89		$(1.20)	$0.35	$0.64	$0.16	$0.78
Less distributions declared to shareholders
From net investment income	$(0.94)		$(0.60)	$(0.49)	$(0.54)	$(0.73)	$(0.56)
From net realized gain on investments	—		—	—	(0.08)	(0.04)	—
Total distributions declared to shareholders	$(0.94)		$(0.60)	$(0.49)	$(0.62)	$(0.77)	$(0.56)
Net asset value, end of period	$8.55		$8.60	$10.40	$10.54	$10.52	$11.13
Total return (%) (k)(r)(s)	11.14	(n)	(12.26)	3.42	6.39	1.62	7.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.47	1.41	1.62	1.50	1.32
Expenses after expense reductions (f)	1.10	(a)	1.10	1.10	1.13	1.15	1.14
Net investment income	5.79	(a)	5.46	5.39	5.18	4.99	5.01
Portfolio turnover	32		41	49	66	64	69
Net assets at end of period (000 Omitted)	$6,223		$5,834	$8,192	$6,684	$6,191	$4,500

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

MFS Strategic Income Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$7,741	$750	$8,491
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	901,954	—	901,954
Non-U.S. Sovereign Debt	—	6,676,443	—	6,676,443
Corporate Bonds	—	14,220,749	—	14,220,749
Residential Mortgage-Backed Securities	—	715,552	—	715,552
Commercial Mortgage-Backed Securities	—	1,038,249	—	1,038,249
Asset-Backed Securities (including CDOs)	—	198,933	—	198,933
Foreign Bonds	—	3,429,627	—	3,429,627
Floating Rate Loans	—	552,847	—	552,847
Other Fixed Income Securities	—	49,069	—	49,069
Mutual Funds	—	667,816	—	667,816
Total Investments	$—	$28,458,980	$750	$28,459,730

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(3,610)	$—	$—	$(3,610)
Swaps	—	4,873	—	4,873
Forward Currency Contracts	—	(106,884)	—	(106,884)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(446)
Net purchases (sales)	1,196
Transfers in and/or out of Level 3	—
Balance as of 6/30/09	$750

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2009:

		Asset Derivatives			Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	$1,852	(a)	Unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	$(5,462	)(a)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	11,109		Payable for forward foreign currency exchange contracts	(117,993)
Credit Contracts	Credit Default Swaps	Swaps, at value	4,967		Swaps, at value	(94)
Total Derivatives not Accounted for as Hedging Instruments Under FAS 133			$17,928			$(123,549)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Futures Contracts	Foreign Currency Transactions	Swap Transactions	Total
Interest Rate Contracts	$41,646	$—	$—	$41,646
Foreign Exchange Contracts	—	116,664	—	116,664
Credit Contracts	—	—	99,914	99,914
Total	$41,646	$116,664	$99,914	$248,224

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Swap Transactions	Total
Interest Rate Contracts	$(71,551)	$—	$—	$(71,551)
Foreign Exchange Contracts	—	(200,469)	—	(200,469)
Credit Contracts	—	—	(82,996)	(82,996)
Total	$(71,551)	$(200,469)	$(82,996)	$(355,016)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of June 30, 2009 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

value of the contract’s deliverable obligation. At June 30, 2009, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At June 30, 2009, the portfolio had unfunded loan commitments of $2,459, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character.

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$2,350,755

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$31,243,945
Gross appreciation	775,178
Gross depreciation	(3,559,393)
Net unrealized appreciation (depreciation)	$(2,784,215)

As of 12/31/08
Undistributed ordinary income	2,839,930
Capital loss carryforwards	(1,202,761)
Other temporary differences	(429,330)
Net unrealized appreciation (depreciation)	(5,689,129)

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(198,631)
12/31/15	(3,859)
12/31/16	(1,000,271)
$(1,202,761)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$2,204,105	$1,961,317
Service Class	636,330	389,438
Total	$2,840,435	$2,350,755

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and/or service, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2010. For the six months ended June 30, 2009, this reduction amounted to $49,084 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $2,726, which equated to 0.0203% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $188.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0646% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $146 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $116, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$228,594
Investments (non-U.S. Government securities)	$9,654,701	$7,805,557

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	390,899	$3,392,409	463,118	$4,610,735
Service Class	118,186	1,015,710	186,134	1,703,408
	509,085	$4,408,119	649,252	$6,314,143
Shares issued to shareholders in reinvestment of distributions
Initial Class	272,448	$2,204,105	197,118	$1,961,317
Service Class	79,741	636,330	39,617	389,438
	352,189	$2,840,435	236,735	$2,350,755
Shares reacquired
Initial Class	(394,445)	$(3,460,624)	(1,412,429)	$(13,811,614)
Service Class	(147,983)	(1,262,599)	(335,110)	(3,301,231)
	(542,428)	$(4,723,223)	(1,747,539)	$(17,112,845)
Net change
Initial Class	268,902	$2,135,890	(752,193)	$(7,239,562)
Service Class	49,944	389,441	(109,359)	(1,208,385)
	318,846	$2,525,331	(861,552)	$(8,447,947)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $150 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	6,956,825	(6,289,009)	667,816

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,227	$677,816

MFS Strategic Income Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

MFS® INVESTMENT MANAGEMENT

MFS® Research Bond Series

MFS® Variable Insurance Trust

Semiannual report

6/30/09

VFB-SEM

MFS® RESEARCH BOND SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Bond Series

LETTER FROM THE CEO

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Research Bond Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	41.1%
Mortgage-Backed Securities	18.0%
U.S. Treasury Securities	16.2%
Commercial Mortgage-Backed Securities	8.6%
Emerging Markets Bonds	3.5%
High Yield Corporates	2.2%
Non-U.S. Government Bonds	1.9%
U.S. Government Agencies	1.6%
Municipal Bonds	0.2%
Asset-Backed Securities	0.2%
Floating Rate Loans	0.1%
Collateralized Debt Obligations (o)	0.0%

Credit quality of bonds (r)
AAA	50.5%
AA	5.5%
A	14.1%
BBB	26.8%
BB	2.2%
B	0.4%
CCC	0.2%
CC	0.3%
D (o)	0.0%

Portfolio facts
Average Duration (d)(i)	4.2
Average Effective Maturity (i)(m)	6.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/09.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Research Bond Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2009 through June 30, 2009

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/09	Ending Account Value 6/30/09	Expenses Paid During Period (p) 1/01/09-6/30/09
Initial Class	Actual	0.63%	$1,000.00	$1,073.03	$3.24
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
Service Class	Actual	0.88%	$1,000.00	$1,071.94	$4.52
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Research Bond Series

PORTFOLIO OF INVESTMENTS – 6/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.4%
Asset Backed & Securitized – 8.8%
ARCap REIT, Inc., CDO, 6.086%, 2045 (z)	$325,000	$26,000
Asset Securitization Corp., FRN, 8.63%, 2029	112,501	124,558
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049	86,000	65,665
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	2,315,001	1,638,208
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	437,138	10,928
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	668,666	36,309
Bayview Commercial Asset Trust, FRN, 2.331%, 2036 (i)(z)	692,045	47,474
Bayview Commercial Asset Trust, FRN, 2.476%, 2037 (i)(z)	1,523,613	78,466
Bayview Commercial Asset Trust, FRN, 1.6%, 2035 (i)(z)	725,618	35,991
Bayview Commercial Asset Trust, FRN, 2.39%, 2036 (i)(z)	1,391,257	100,588
Bayview Commercial Asset Trust, FRN, 1.797%, 2036 (i)(z)	533,780	29,571
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	67,000	48,532
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	32,090	29,101
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.116%, 2040 (z)	250,000	92,175
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	140,000	40,600
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	2,610,000	1,925,833
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044	120,000	109,223
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044	500,000	344,426
Commercial Mortgage Acceptance Corp., FRN, 1.726%, 2030 (i)	236,120	11,494
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	1,109,146	808,635
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	1,272	1,206
Credit Suisse First Boston Mortgage Securities Corp., 4.485%, 2036	1,927,924	1,926,252
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	467,077	222,700
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	1,600,000	1,096,601
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	46,142	40,978
CWCapital LLC, 5.223%, 2048	600,000	431,692
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	100,000	97,371
E*TRADE RV & Marine Trust, 3.62%, 2018	26,797	26,102

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
Falcon Franchise Loan LLC, FRN, 4.006%, 2025 (i)(z)	$283,449	$20,210
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	43,037	43,017
GMAC LLC, 6.465%, 2034	2,444,497	2,485,265
GMAC LLC, FRN, 6.02%, 2033 (z)	60,000	46,996
GMAC LLC, FRN, 7.912%, 2034 (n)	110,000	84,597
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	172,009	167,932
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	109,489	93,654
Greenwich Capital Commercial Funding Corp., FRN, 6.114%, 2038	2,200,000	1,804,622
GS Mortgage Securities Corp., 5.56%, 2039	479,330	390,945
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,192,650	877,897
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	582,622
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	1,345,000	1,087,337
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.504%, 2042 (n)	130,000	28,369
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	200,000	100,454
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.935%, 2049	1,119,000	846,132
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	2,123,552	1,656,722
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	600,000	458,181
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	370,000	322,385
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	770,411	623,002
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	1,000,000	744,386
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.001%, 2030 (i)	244,346	6,058
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	450,000	111,119
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	540,000	386,151
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	1,581,000	1,150,184
Morgan Stanley Capital I, Inc., 5.72%, 2032	48,864	48,939
Morgan Stanley Capital I, Inc., FRN, 1.035%, 2030 (i)(n)	378,574	7,929
Mortgage Capital Funding, Inc., FRN, 2.457%, 2031 (i)	19,811	1
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	193,771	188,682
Preferred Term Securities XIX Ltd., CDO, FRN, 0.979%, 2035 (z)	97,748	30,302

4

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset Backed & Securitized – continued
Prudential Securities Secured Financing Corp., FRN, 7.319%, 2013 (z)	$125,000	$102,544
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	174,000	52,205
Structured Asset Securities Corp., FRN, 0.553%, 2035	19,302	15,452
Wachovia Bank Commercial Mortgage Trust, 5.313%, 2048	103,000	86,056
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	125,840	110,623

		$24,207,649

Automotive – 0.2%
Ford Motor Credit Co. LLC, 9.875%, 2011	$625,000	$578,158

Broadcasting – 0.5%
News America, Inc., 8.5%, 2025	$152,000	$154,330
WPP Finance, 8%, 2014	1,215,000	1,233,866

		$1,388,196

Brokerage & Asset Managers – 0.2%
INVESCO PLC, 4.5%, 2009	$262,000	$263,102
INVESCO PLC, 5.625%, 2012	191,000	175,899

		$439,001

Building – 0.2%
CRH PLC, 8.125%, 2018	$670,000	$645,014

Cable TV – 1.0%
British Sky Broadcasting, 6.1%, 2018 (z)	$570,000	$569,164
Charter Communications, Inc., 10.875%, 2014 (n)	510,000	527,850
Cox Communications, Inc., 8.375%, 2039 (z)	1,050,000	1,170,732
TCI Communications, Inc., 9.8%, 2012	72,000	81,051
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	324,605

		$2,673,402

Chemicals – 0.6%
Dow Chemical Co., 8.55%, 2019	$1,000,000	$1,001,780
Dow Chemical Co., 9.4%, 2039	660,000	679,389

		$1,681,169

Consumer Goods & Services – 1.0%
Clorox Co., 5%, 2013	$420,000	$436,486
Fortune Brands, Inc., 5.125%, 2011	341,000	342,281
Hasbro, Inc., 6.125%, 2014	730,000	750,407
Western Union Co., 5.4%, 2011	1,147,000	1,198,778

		$2,727,952

Containers – 0.1%
Owens-Brockway, 7.375%, 2016 (z)	$280,000	$271,600

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$354,000	$375,534
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	168,000	168,645

		$544,179

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$420,000	$381,329
Tyco Electronics Group S.A., 7.125%, 2037	100,000	81,027

		$462,356

Emerging Market Quasi-Sovereign – 1.9%
Banco Nac De Desen Econo, 6.5%, 2019 (z)	$872,000	$873,744
Industrial Bank of Korea, 7.125%, 2014 (n)	364,000	375,340
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	125,000	115,312
KazMunaiGaz Finance B.V., 8.375%, 2013	551,000	508,297
Petrobras International Finance Co., 7.875%, 2019	547,000	596,230
Korea Hydro & Nuclear Power Co., 6.25%, 2014 (z)	179,000	178,556
Qtel International Finance Ltd., 7.875%, 2019 (z)	1,169,000	1,189,314
RSHB Capital S.A., 9%, 2014 (z)	598,000	603,980
TDIC Finance Ltd., 6.5%, 2014 (z)	900,000	902,250

		$5,343,023

Emerging Market Sovereign – 0.8%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$931,000	$961,685
Republic of Indonesia, 11.625%, 2019 (n)	525,000	664,781
Republic of South Africa, 6.875%, 2019	517,000	531,217

		$2,157,683

Energy – Independent – 1.3%
Anadarko Petroleum Corp., 6.95%, 2019	$460,000	$464,232
Chesapeake Energy Corp., 9.5%, 2015	610,000	614,575
Nexen, Inc., 6.4%, 2037	1,470,000	1,350,136
Talisman Energy, Inc., 7.75%, 2019	200,000	221,559
XTO Energy, Inc., 6.25%, 2013	190,000	201,334
XTO Energy, Inc., 5.65%, 2016	830,000	840,283

		$3,692,119

Energy – Integrated – 1.3%
ConocoPhillips, 6%, 2020	$740,000	$792,322
Hess Corp., 8.125%, 2019	920,000	1,047,378
Husky Energy, Inc., 7.25%, 2019	1,095,000	1,196,366
Petro-Canada, 6.05%, 2018	494,000	491,583

		$3,527,649

Financial Institutions – 0.7%
GMAC LLC, 6.875%, 2011 (n)	$920,000	$805,000
HSBC Finance Corp., 6.75%, 2011	46,000	47,297
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,000,000	370,000
ORIX Corp., 5.48%, 2011	780,000	718,702

		$1,940,999

Food & Beverages – 1.9%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$990,000	$1,082,719
Conagra Foods, Inc., 7%, 2019	300,000	328,884
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	1,303,000	1,377,943
Kraft Foods, Inc., 6.125%, 2018	1,070,000	1,108,095
Miller Brewing Co., 5.5%, 2013 (n)	1,310,000	1,295,257

		$5,192,898

5

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Drug Stores – 0.5%
CVS Caremark Corp., 6.125%, 2016	$620,000	$642,255
CVS Caremark Corp., 5.75%, 2017	651,000	654,364

		$1,296,619

Forest & Paper Products – 0.1%
Stora Enso Oyj, 7.25%, 2036 (n)	$563,000	$334,985

Gaming & Lodging – 0.2%
Wyndham Worldwide Corp., 6%, 2016	$605,000	$473,169

Insurance – 0.8%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$518,000	$303,030
Metropolitan Life Global Funding, 5.125%, 2014 (n)	290,000	287,743
Metropolitan Life Global Funding, 5.125%, 2013 (n)	420,000	427,172
Prudential Financial, Inc., 6%, 2017	175,000	164,632
Prudential Financial, Inc., 5.1%, 2014	488,000	461,073
UnumProvident Corp., 6.85%, 2015 (n)	543,000	447,550

		$2,091,200

Insurance – Health – 0.1%
Humana, Inc., 7.2%, 2018	$450,000	$405,513

Insurance – Property & Casualty – 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014	$1,405,000	$1,266,206
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	1,000,000	720,000

		$1,986,206

International Market Quasi-Sovereign – 1.9%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)	$1,500,000	$1,642,842
ING Bank N.V., 3.9%, 2014 (n)	1,500,000	1,527,053
Royal Bank of Scotland Group PLC, 2.625%, 2012 (z)	1,080,000	1,087,760
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	844,100

		$5,101,755

Local Authorities – 1.3%
California, (Build America Bonds), 7.55%, 2039	$1,035,000	$942,254
Illinois Toll Highway Authority Rev. (Build America Bonds), 6.184%, 2034	340,000	344,423
Metropolitan Transportation Authority, NY, (Build America Bonds), 7.336%, 2039	1,015,000	1,196,289
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	995,000	1,158,240

		$3,641,206

Major Banks – 8.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$240,000	$120,000
Bank of America Corp., 5.65%, 2018	3,570,000	3,154,563
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	292,000
Credit Suisse (USA), Inc., 5.125%, 2015	800,000	820,345
Credit Suisse (USA), Inc., 6%, 2018	1,160,000	1,158,057

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Goldman Sachs Group, Inc., 5.625%, 2017	$336,000	$319,339
Goldman Sachs Group, Inc., 7.5%, 2019	3,315,000	3,549,609
JPMorgan Chase Bank, 6%, 2017	1,000,000	973,338
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	240,947
JPMorgan Chase Bank N.A., 6%, 2018	1,700,000	1,688,792
Kookmin Bank, 7.25%, 2014 (n)	500,000	516,223
Merrill Lynch & Co., Inc., 6.05%, 2016	1,569,000	1,404,878
Merrill Lynch & Co., Inc., 6.15%, 2013	670,000	670,947
Morgan Stanley, 5.75%, 2016	444,000	425,661
Morgan Stanley, 6.625%, 2018	2,260,000	2,253,008
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	246,000	215,351
Natixis S.A., 10% to 2018, FRN to 2049 (n)	600,000	359,928
PNC Funding Corp., 5.625%, 2017	1,415,000	1,311,387
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	545,000	350,977
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,000,000	895,678
Wachovia Corp., 6.605%, 2025	164,000	149,717
Wachovia Corp., 5.75%, 2018	2,877,000	2,825,519

		$23,696,264

Medical & Health Technology & Services – 1.1%
Fisher Scientific International, Inc., 6.125%, 2015	$1,365,000	$1,370,119
Hospira, Inc., 5.55%, 2012	670,000	698,015
Hospira, Inc., 6.05%, 2017	210,000	205,085
McKesson Corp., 5.7%, 2017	510,000	509,521
McKesson Corp., 7.5%, 2019	220,000	247,753

		$3,030,493

Metals & Mining – 0.5%
International Steel Group, Inc., 6.5%, 2014	$496,000	$475,176
Rio Tinto Finance USA Ltd., 5.875%, 2013	880,000	885,515

		$1,360,691

Mortgage Backed – 17.9%
Fannie Mae, 4.55%, 2011	$115,551	$118,738
Fannie Mae, 4.79%, 2012	117,568	122,788
Fannie Mae, 4.86%, 2012	112,669	122,378
Fannie Mae, 5.12%, 2012	56,609	59,818
Fannie Mae, 3.81%, 2013	19,039	19,347
Fannie Mae, 4.845%, 2013	49,802	52,327
Fannie Mae, 5.098%, 2013	1,867,128	1,977,244
Fannie Mae, 4.589%, 2014	133,613	138,844
Fannie Mae, 4.6%, 2014 - 2015	106,756	110,528
Fannie Mae, 4.609%, 2014	69,249	72,053
Fannie Mae, 4.77%, 2014	59,064	61,711
Fannie Mae, 4.88%, 2014 - 2020	217,551	227,039
Fannie Mae, 4.53%, 2015	103,735	106,776
Fannie Mae, 4.56%, 2015	54,149	55,902
Fannie Mae, 4.665%, 2015	37,069	38,453
Fannie Mae, 4.69%, 2015	161,055	167,288
Fannie Mae, 4.7%, 2015	269,125	279,378
Fannie Mae, 4.74%, 2015	48,380	50,303
Fannie Mae, 4.78%, 2015	103,700	107,973

6

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage Backed – continued
Fannie Mae, 4.815%, 2015	$53,000	$55,263
Fannie Mae, 4.85%, 2015	171,845	179,694
Fannie Mae, 4.87%, 2015	33,526	35,057
Fannie Mae, 4.89%, 2015	94,757	99,139
Fannie Mae, 4.921%, 2015	113,594	119,152
Fannie Mae, 4.94%, 2015	120,000	125,012
Fannie Mae, 5.09%, 2016	119,484	125,969
Fannie Mae, 5.157%, 2016	3,092,930	3,293,151
Fannie Mae, 5.395%, 2016	133,502	142,407
Fannie Mae, 5.423%, 2016	148,443	159,274
Fannie Mae, 4.989%, 2017	156,002	164,157
Fannie Mae, 5.28%, 2017	140,000	148,392
Fannie Mae, 5.32%, 2017	149,059	158,350
Fannie Mae, 5.5%, 2017 - 2038	14,853,087	15,399,809
Fannie Mae, 5.54%, 2017	107,802	115,806
Fannie Mae, 5.559%, 2017	746,991	803,167
Fannie Mae, 5%, 2020 - 2027	1,713,509	1,760,834
Fannie Mae, 5.19%, 2020	203,144	206,943
Fannie Mae, 5.35%, 2023	191,431	198,517
Fannie Mae, 6%, 2029 - 2037	2,930,145	3,064,824
Fannie Mae, 6.5%, 2032 - 2033	50,806	54,586
Freddie Mac, 5%, 2018 - 2028	3,666,680	3,770,782
Freddie Mac, 5.5%, 2019 - 2037	5,200,205	5,372,560
Freddie Mac, 4%, 2023 - 2024	67,367	67,973
Freddie Mac, 6%, 2034 - 2038	2,600,852	2,718,904
Ginnie Mae, 6%, 2036 - 2038	2,689,995	2,805,057
Ginnie Mae, 5.5%, 2038 - 2039	4,218,881	4,359,701

		$49,393,368

Municipals – 0.2%
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	$460,000	$515,191

Natural Gas – Distribution – 0.6%
EQT Corp., 8.125%, 2019	$1,500,000	$1,605,552

Natural Gas – Pipeline – 1.9%
CenterPoint Energy, Inc., 7.875%, 2013	$748,000	$797,868
Energy Transfer Partners LP, 8.5%, 2014	266,000	298,359
Enterprise Products Operating LP, 5.65%, 2013	227,000	232,568
Enterprise Products Partners LP, 4.95%, 2010	800,000	811,810
Enterprise Products Partners LP, 6.3%, 2017	900,000	904,464
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	100,490
Kinder Morgan Energy Partners LP, 5.8%, 2035	930,000	785,088
Kinder Morgan Energy Partners LP, 6%, 2017	643,000	637,898
Spectra Energy Capital LLC, 8%, 2019	613,000	647,057

		$5,215,602

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – 1.9%
AT&T, Inc., 5.8%, 2019	$940,000	$954,389
Deutsche Telekom International Finance B.V., 5.25%, 2013	800,000	821,705
Deutsche Telekom International Finance B.V., 5.75%, 2016	461,000	472,001
Telecom Italia Capital, 7.175%, 2019	829,000	840,353
Telemar Norte Leste S.A., 9.5%, 2019	223,000	242,791
Telemar Norte Leste S.A., 9.5%, 2019 (n)	571,000	621,676
Verizon New York, Inc., 6.875%, 2012	1,317,000	1,395,792

		$5,348,707

Oil Services – 0.6%
Smith International, Inc., 9.75%, 2019	$1,500,000	$1,732,621

Other Banks & Diversified Financials – 3.1%
American Express Centurion Bank, 5.55%, 2012	$670,000	$671,374
American Express Co., 8.125%, 2019	1,260,000	1,307,539
Capital One Bank, 8.8%, 2019	660,000	674,272
Capital One Financial Corp., 6.15%, 2016	610,000	539,868
Citigroup, Inc., 6.125%, 2018	2,600,000	2,274,119
Citigroup, Inc., 8.5%, 2019	1,200,000	1,220,687
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	486,000	366,930
Svenska Handelsbanken AB, 4.875%, 2014 (n)	1,250,000	1,237,405
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	549,000	323,910

		$8,616,104

Pharmaceuticals – 0.9%
Pfizer, Inc., 7.2%, 2039	$860,000	$1,021,173
Roche Holdings, Inc., 6%, 2019 (n)	1,300,000	1,386,165

		$2,407,338

Pollution Control – 0.5%
Allied Waste North America, Inc., 6.875%, 2017	$1,250,000	$1,237,500

Precious Metals & Minerals – 0.1%
Teck Cominco Ltd., 6.125%, 2035	$350,000	$256,798
Teck Resources Ltd., 10.25%, 2016 (z)	65,000	68,087

		$324,885

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$200,000	$197,219

Railroad & Shipping – 0.8%
Canadian Pacific Railway Co., 6.5%, 2018	$1,090,000	$1,083,307
CSX Corp., 6.3%, 2012	155,000	159,238
CSX Corp., 7.375%, 2019	1,000,000	1,086,040

		$2,328,585

Real Estate – 1.1%
Boston Properties, Inc., REIT, 5%, 2015	$137,000	$123,250
HRPT Properties Trust, REIT, 6.25%, 2016	689,000	557,266
Kimco Realty Corp., REIT, 5.783%, 2016	294,000	248,891

7

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
Liberty Property LP, REIT, 5.5%, 2016	$730,000	$593,343
ProLogis, REIT, 5.75%, 2016	435,000	342,868
ProLogis, REIT, 5.625%, 2016	150,000	115,304
Simon Property Group, Inc., REIT, 5.75%, 2015	18,000	16,578
Simon Property Group, Inc., REIT, 6.1%, 2016	769,000	717,635
Simon Property Group, Inc., REIT, 6.35%, 2012	88,000	89,510
Simon Property Group, Inc., REIT, 5.875%, 2017	230,000	211,174

		$3,015,819

Restaurants – 0.1%
YUM! Brands, Inc., 8.875%, 2011	$205,000	$223,776

Retailers – 0.8%
Home Depot, Inc., 5.875%, 2036	$944,000	$832,857
J.C. Penney Corp., Inc., 8%, 2010	34,000	34,374
Macy’s, Inc., 6.625%, 2011	223,000	215,576
Wesfarmers Ltd., 6.998%, 2013 (n)	1,000,000	1,051,612

		$2,134,419

Specialty Chemicals – 0.2%
Ashland, Inc., 9.125%, 2017 (n)	$620,000	$644,800

Specialty Stores – 0.2%
Best Buy, Inc., 6.75%, 2013	$660,000	$683,163

Supermarkets – 0.7%
Delhaize America, Inc., 9%, 2031	$520,000	$631,249
Kroger Co., 6.4%, 2017	1,151,000	1,220,267

		$1,851,516

Supranational – 0.0%
Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$64,311

Telecommunications – Wireless – 0.5%
Rogers Cable, Inc., 5.5%, 2014	$734,000	$761,289
Rogers Communications, Inc., 6.8%, 2018	660,000	707,537

		$1,468,826

Telephone Services – 0.2%
Embarq Corp., 7.082%, 2016	$560,000	$546,891

Tobacco – 2.1%
Altria Group, Inc., 9.7%, 2018	$1,020,000	$1,169,375
Altria Group, Inc., 9.25%, 2019	800,000	898,329
Lorillard Tobacco Co., 8.125%, 2019	1,605,000	1,660,798
Reynolds American, Inc., 6.75%, 2017	1,400,000	1,307,184
Reynolds American, Inc., 7.25%, 2012	800,000	802,504

		$5,838,190

Transportation – Services – 0.5%
Erac USA Finance Co., 7%, 2037 (n)	$1,860,000	$1,479,234

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – 1.6%
Federal Home Loan Bank, 3.625%, 2013	$2,000,000	$2,080,256
Small Business Administration, 4.43%, 2029	1,290,000	1,307,412
Small Business Administration, 4.99%, 2024	112,571	116,957
Small Business Administration, 4.93%, 2024	107,735	112,169
Small Business Administration, 4.86%, 2025	242,276	251,927
Small Business Administration, 4.625%, 2025	243,277	250,799
Small Business Administration, 5.11%, 2025	192,831	200,726
Small Business Administration, 4.34%, 2024	145,389	148,417

		$4,468,663

U.S. Treasury Obligations – 19.7%
U.S. Treasury Bonds, 6%, 2026	$373,000	$449,873
U.S. Treasury Bonds, 5.375%, 2031	472,000	541,767
U.S. Treasury Bonds, 4.5%, 2036	110,000	113,317
U.S. Treasury Bonds, 6.25%, 2023	177,000	215,608
U.S. Treasury Bonds, 6.75%, 2026	19,000	24,727
U.S. Treasury Bonds, 2.375%, 2010	9,548,000	9,746,045
U.S. Treasury Bonds, 5.25%, 2029	224,000	251,930
U.S. Treasury Bonds, 5%, 2037	2,971,000	3,306,164
U.S. Treasury Notes, 3.25%, 2009	10,300,000	10,447,259
U.S. Treasury Notes, 6.5%, 2010	2,614,000	2,712,739
U.S. Treasury Notes, 4%, 2010	2,453,000	2,521,127
U.S. Treasury Notes, 5.125%, 2011 (f)	17,181,000	18,532,664
U.S. Treasury Notes, 3.125%, 2013	5,125,000	5,301,971
U.S. Treasury Notes, 5.125%, 2016	167,000	187,301

		$54,352,492

Utilities – Electric Power – 3.4%
AES Corp., 8%, 2017	$610,000	$567,300
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	511,000	531,692
Bruce Mansfield Unit, 6.85%, 2034	585,141	515,243
CenterPoint Energy, Inc., 5.95%, 2017	540,000	471,855
Duke Energy Corp., 5.65%, 2013	1,090,000	1,142,477
E.ON International Finance B.V., 6.65%, 2038 (n)	303,000	327,054
EDP Finance B.V., 6%, 2018 (n)	1,100,000	1,129,501
Exelon Generation Co. LLC, 6.95%, 2011	1,267,000	1,341,692
ISA Capital do Brasil S.A., 7.875%, 2012	509,000	524,270
ISA Capital do Brasil S.A., 8.8%, 2017	100,000	102,500
NiSource Finance Corp., 7.875%, 2010	1,030,000	1,063,876
NorthWestern Corp., 5.875%, 2014	5,000	5,085
Oncor Electric Delivery Co., 6.8%, 2018	1,014,000	1,083,568
Progress Energy, Inc., 7.05%, 2019	440,000	488,180
Waterford 3 Funding Corp., 8.09%, 2017	81,886	78,681

		$9,372,974

Total Bonds (Identified Cost, $266,826,568)		$265,958,894

8

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – 0.1%
Medical & Health Technology & Services – 0.1%
HCA, Inc., Term Loan B, 2.84%, 2013 (Identified Cost, $241,768)	$240,189	$216,437

MONEY MARKET FUNDS (v) – 4.5%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	12,459,189	$12,459,189

Total Investments (Identified Cost, $279,527,525)		$278,634,520

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(2,801,345)

Net Assets – 100.0%		$275,833,175

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $24,525,574 representing 8.9% of net assets.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.086%, 2045	12/07/06	$345,769	$26,000
Banco Nac De Desen Econo, 6.5%, 2019	6/03/09	869,088	873,744
Bayview Commercial Asset Trust, FRN, 1.6%, 2035	10/06/05	55,974	35,991
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	3/29/06	43,586	10,928
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	58,342	36,309
Bayview Commercial Asset Trust, FRN, 1.797%, 2036	5/16/06	42,899	29,571
Bayview Commercial Asset Trust, FRN, 2.39%, 2036	9/11/06	187,541	100,588
Bayview Commercial Asset Trust, FRN, 2.331%, 2036	10/25/06	93,001	47,474
Bayview Commercial Asset Trust, FRN, 2.476%, 2037	1/26/07	190,387	78,466
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.116%, 2040	3/01/06	250,000	92,175
British Sky Broadcasting, 6.1%, 2018	2/07/08-2/14/08	569,118	569,164
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	134,777	40,600
Cox Communications, Inc., 8.375%, 2039	6/09/09	1,140,279	1,170,732
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	98,473	97,371
Falcon Franchise Loan LLC, FRN, 4.006%, 2025	1/29/03	31,919	20,210
GMAC LLC, FRN, 6.02%, 2033	3/20/02	57,484	46,996
Korea Hydro & Nuclear Power Co., 6.25%, 2014	6/10/09	177,094	178,556
Owens-Brockway, 7.375%, 2016	5/07/09	270,963	271,600
Preferred Term Securities XIX Ltd., CDO, FRN, 0.979%, 2035	9/08/05	97,748	30,302
Prudential Securities Secured Financing Corp., FRN, 7.319%, 2013	12/06/04	138,774	102,544

9

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Current Market Value
Qtel International Finance Ltd., 7.875%, 2019	6/02/09-6/12/09	$1,178,763	$1,189,314
RSHB Capital S.A., 9%, 2014	6/05/09	609,114	603,980
Royal Bank of Scotland Group PLC, 2.625%, 2012	5/05/09	1,079,903	1,087,760
TDIC Finance Ltd., 6.5%, 2014	6/25/09	897,012	902,250
Teck Resources Ltd., 10.25%, 2016	5/05/09	61,575	68,087
Total Restricted Securities			$7,710,712
% of Net Assets			2.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Derivative Contracts at 6/30/09

Futures Contracts Outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	84	$9,766,313	Sep-09	$77,800

Swap Agreements at 6/30/09

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
6/20/13	USD	430,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate)	$2,686

Liability Derivatives
Credit Default Swaps
3/20/14	USD	460,000	Morgan Stanley Capital Services, Inc.	(1)	1.75% (fixed rate)	$(720)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

At June 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

10

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $267,068,336)	$266,175,331
Underlying funds, at cost and value	12,459,189
Total investments, at value (identified cost, $279,527,525)	$278,634,520
Cash	$41,660
Receivables for
Daily variation margin on open futures contracts	15,750
Fund shares sold	639,324
Interest	2,732,017
Swaps, at value	2,686
Other assets	1,860
Total assets		$282,067,817
Liabilities
Payables for
Investments purchased	$6,103,725
Fund shares reacquired	51,275
Swaps, at value	720
Payable to affiliates
Management fee	7,533
Shareholder servicing costs	233
Distribution and/or service fees	286
Administrative services fee	337
Payable for independent trustees’ compensation	512
Accrued expenses and other liabilities	70,021
Total liabilities		$6,234,642
Net assets		$275,833,175
Net assets consist of
Paid-in capital	$276,514,333
Unrealized appreciation (depreciation) on investments	(813,239)
Accumulated net realized gain (loss) on investments	(4,776,813)
Undistributed net investment income	4,908,894
Net assets		$275,833,175
Shares of beneficial interest outstanding		24,480,936

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$254,964,294	22,616,802	$11.27
Service Class	20,868,881	1,864,134	11.19

See Notes to Financial Statements

11

MFS Research Bond Series

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/09
Net investment income
Income
Interest	$6,066,078
Dividends from underlying funds	9,317
Foreign taxes withheld	(2,736)
Total investment income		$6,072,659
Expenses
Management fee	$563,435
Distribution and/or service fees	21,060
Shareholder servicing costs	22,700
Administrative services fee	26,435
Independent trustees’ compensation	3,479
Custodian fee	30,448
Shareholder communications	29,359
Auditing fees	29,877
Legal fees	2,787
Miscellaneous	9,169
Total expenses		$738,749
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(958)
Net expenses		$737,786
Net investment income		$5,334,873
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$142,657
Futures contracts	585,235
Swap transactions	83,343
Net realized gain (loss) on investments		$811,235
Change in unrealized appreciation (depreciation)
Investments	$10,936,533
Futures contracts	384,072
Swap transactions	(418,939)
Net unrealized gain (loss) on investments		$10,901,666
Net realized and unrealized gain (loss) on investments		$11,712,901
Change in net assets from operations		$17,047,774

See Notes to Financial Statements

12

MFS Research Bond Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/09 (unaudited	)	Year ended 12/31/08
Change in net assets
From operations
Net investment income	$5,334,873		$9,132,990
Net realized gain (loss) on investments	811,235		(3,037,224)
Net unrealized gain (loss) on investments	10,901,666		(11,443,907)
Change in net assets from operations	$17,047,774		$(5,348,141)
Distributions declared to shareholders
From net investment income	$(10,538,492)		$(5,779,763)
Change in net assets from fund share transactions	$69,821,971		$53,007,720
Total change in net assets	$76,331,253		$41,879,816
Net assets
At beginning of period	199,501,922		157,622,106
At end of period (including undistributed net investment income of $4,908,894 and $10,112,513, respectively)	$275,833,175		$199,501,922

See Notes to Financial Statements

13

MFS Research Bond Series

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$11.00		$11.60	$11.51	$11.61	$12.16	$12.19
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.52	$0.55	$0.53	$0.51	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		(0.78)	(0.08)	(0.08)	(0.34)	0.11
Total from investment operations	$0.78		$(0.26)	$0.47	$0.45	$0.17	$0.70
Less distributions declared to shareholders
From net investment income	$(0.51)		$(0.34)	$(0.38)	$(0.49)	$(0.62)	$(0.73)
From net realized gain on investments	—		—	—	(0.06)	(0.10)	—
Total distributions declared to shareholders	$(0.51)		$(0.34)	$(0.38)	$(0.55)	$(0.72)	$(0.73)
Net asset value, end of period	$11.27		$11.00	$11.60	$11.51	$11.61	$12.16
Total return (%) (k)(r)(s)	7.30	(n)	(2.37)	4.21	4.05	1.51	6.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.74	0.77	0.94	1.12	0.99
Expenses after expense reductions (f)	0.63	(a)	0.64	0.67	0.70	0.73	0.75
Net investment income	4.74	(a)	4.63	4.80	4.69	4.40	4.88
Portfolio turnover	54		115	74	51	88	55
Net assets at end of period (000 Omitted)	$254,964		$184,984	$139,275	$66,875	$36,738	$28,881

See Notes to Financial Statements

14

MFS Research Bond Series

Financial Highlights – continued

Service Class	Six months ended 6/30/09		Years ended 12/31
			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$10.91		$11.51	$11.43	$11.54	$12.11	$12.16
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.52	$0.50	$0.48	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		(0.78)	(0.08)	(0.08)	(0.35)	0.12
Total from investment operations	$0.76		$(0.29)	$0.44	$0.42	$0.13	$0.67
Less distributions declared to shareholders
From net investment income	$(0.48)		$(0.31)	$(0.36)	$(0.47)	$(0.60)	$(0.72)
From net realized gain on investments	—		—	—	(0.06)	(0.10)	—
Total distributions declared to shareholders	$(0.48)		$(0.31)	$(0.36)	$(0.53)	$(0.70)	$(0.72)
Net asset value, end of period	$11.19		$10.91	$11.51	$11.43	$11.54	$12.11
Total return (%) (k)(r)(s)	7.19	(n)	(2.64)	3.92	3.79	1.22	5.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.99	1.03	1.20	1.37	1.24
Expenses after expense reductions (f)	0.88	(a)	0.89	0.93	0.95	0.98	1.00
Net investment income	4.49	(a)	4.37	4.55	4.44	4.16	4.66
Portfolio turnover	54		115	74	51	88	55
Net assets at end of period (000 Omitted)	$20,869		$14,518	$18,347	$16,822	$12,860	$6,558

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

15

MFS Research Bond Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Bond Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through August 18, 2008 which is the date that the financial statements were issued. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may

16

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$58,821,155	$—	$58,821,155
Non-U.S. Sovereign Debt	—	12,666,772	—	12,666,772
Municipal Bonds	—	515,191	—	515,191
Corporate Bonds	—	99,168,660	—	99,168,660
Residential Mortgage-Backed Securities	—	49,769,524	—	49,769,524
Commercial Mortgage-Backed Securities	—	23,616,312	—	23,616,312
Asset-Backed Securities (including CDOs)	—	215,179	—	215,179
Foreign Bonds	—	21,186,101	—	21,186,101
Floating Rate Loans	—	216,437	—	216,437
Mutual Funds	12,459,189	—	—	12,459,189
Total Investments	$12,459,189	$266,175,331	$—	$278,634,520

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$77,800	$—	$—	$77,800
Swaps	—	1,966	—	1,966

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

17

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2009:

		Asset Derivatives			Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments	$77,800	(a)	Unrealized depreciation on investments	$— (a)
Credit Contracts	Credit Default Swaps	Swaps, at value	2,686		Swaps, at value	(720)
Total Derivatives not Accounted for as Hedging Instruments Under FAS 133			$80,486			$(720)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2009 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Total
Interest Rate Contracts	$585,235	$—	$585,235
Credit Contracts	—	83,343	83,343
Total	$585,235	$83,343	$668,578

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2009 reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Total
Interest Rate Contracts	$384,072	$—	$384,072
Credit Contracts	—	(418,939)	(418,939)
Total	$384,072	$(418,939)	$(34,867)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swap and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the

18

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring,

19

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of June 30, 2009 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At June 30, 2009, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

20

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/08
Ordinary income (including any short-term capital gains)	$5,779,763

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/09
Cost of investments	$280,350,022
Gross appreciation	6,744,540
Gross depreciation	(8,460,042)
Net unrealized appreciation (depreciation)	$(1,715,502)

As of 12/31/08
Undistributed ordinary income	10,537,432
Capital loss carryforwards	(4,859,650)
Other temporary differences	(353,245)
Net unrealized appreciation (depreciation)	(12,514,977)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$ (784,459)
12/31/15	(348,609)
12/31/16	(3,726,582)
Total	$(4,859,650)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/09 (unaudited)	Year ended 12/31/08
Initial Class	$9,789,031	$5,325,182
Service Class	749,461	454,581
Total	$10,538,492	$5,779,763

21

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2010. For the six months ended June 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2009, the fee was $22,533, which equated to 0.0199% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2009, these costs amounted to $167.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to an annual effective rate of 0.0234% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,203 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $958, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$73,699,452	$72,197,532
Investments (non-U.S. Government securities)	$94,702,555	$44,652,835

22

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	6,455,024	$71,461,010	9,285,149	$106,137,034
Service Class	664,247	7,286,925	429,363	4,759,968
	7,119,271	$78,747,935	9,714,512	$110,897,002
Shares issued to shareholders in reinvestment of distributions
Initial Class	908,073	$9,789,031	470,422	$5,325,182
Service Class	69,978	749,461	40,407	454,581
	978,051	$10,538,492	510,829	$5,779,763
Shares reacquired
Initial Class	(1,565,349)	$(17,271,323)	(4,944,962)	$(55,513,156)
Service Class	(200,247)	(2,193,133)	(733,498)	(8,155,889)
	(1,765,596)	$(19,464,456)	(5,678,460)	$(63,669,045)
Net change
Initial Class	5,797,748	$63,978,718	4,810,609	$55,949,060
Service Class	533,978	5,843,253	(263,728)	(2,941,340)
	6,331,726	$69,821,971	4,546,881	$53,007,720

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the fund’s commitment fee and interest expense were $1,166 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	119,533,513	(107,074,324)	12,459,189

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,317	$12,459,189

23

MFS Research Bond Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

24

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: August 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 18, 2009

*	Print name and title of each signing officer under his or her signature.